UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of July

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Columbia Disciplined Core Fund

Class A | AQEAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Columbia Disciplined Core Fund | Class A | SSR177_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Class A | SSR177_01_(03/26) |

Columbia Disciplined Core Fund

Class C | RDCEX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Columbia Disciplined Core Fund | Class C | SSR177_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Class C | SSR177_04_(03/26) |

Columbia Disciplined Core Fund

Institutional 2 Class | RSIPX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Columbia Disciplined Core Fund | Institutional 2 Class | SSR177_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional 2 Class | SSR177_15_(03/26) |

Columbia Disciplined Core Fund

Institutional 3 Class | CCQYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Columbia Disciplined Core Fund | Institutional 3 Class | SSR177_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional 3 Class | SSR177_17_(03/26) |

Columbia Disciplined Core Fund

Institutional Class | CCRZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,005,121,630
Total number of portfolio holdings	85
Portfolio turnover for the reporting period	25%

Columbia Disciplined Core Fund | Institutional Class | SSR177_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.6%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	10.4%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.5%
Energy	3.2%
Utilities	2.5%
Materials	2.2%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	9.4%
Alphabet, Inc., Class A	7.5%
Apple, Inc.	6.0%
Microsoft Corp.	4.3%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.3%
Chevron Corp.	2.3%
Bristol-Myers Squibb Co.	2.0%
Altria Group, Inc.	1.9%
Citigroup, Inc.	1.8%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund | Institutional Class | SSR177_08_(03/26) |

Columbia Disciplined Growth Fund

Class A | RDLAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Columbia Disciplined Growth Fund | Class A | SSR178_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Class A | SSR178_01_(03/26) |

Columbia Disciplined Growth Fund

Class C | RDLCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Columbia Disciplined Growth Fund | Class C | SSR178_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Class C | SSR178_04_(03/26) |

Columbia Disciplined Growth Fund

Institutional 3 Class | CGQYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Columbia Disciplined Growth Fund | Institutional 3 Class | SSR178_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Institutional 3 Class | SSR178_17_(03/26) |

Columbia Disciplined Growth Fund

Institutional Class | CLQZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$305,417,498
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	23%

Columbia Disciplined Growth Fund | Institutional Class | SSR178_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.0%
Application Software	9.2%
Technology Hardware, Storage & Peripherals	9.0%
Systems Software	7.7%
Semiconductor Materials & Equipment	2.2%
Communications Equipment	2.1%

Top Holdings

Table Summary
NVIDIA Corp.	10.3%
Apple, Inc.	9.0%
Microsoft Corp.	7.7%
Alphabet, Inc., Class A	7.3%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.6%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.0%
Lam Research Corp.	2.2%
Arista Networks, Inc.	2.1%

Equity Sector Allocation

Table Summary
Information Technology	48.2%
Communication Services	13.4%
Consumer Discretionary	12.9%
Health Care	7.8%
Industrials	6.4%
Financials	6.1%
Consumer Staples	2.1%
Materials	0.8%
Energy	0.6%
Utilities	0.2%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund | Institutional Class | SSR178_08_(03/26) |

Columbia Disciplined Value Fund

Class A | RLCAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$52	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Disciplined Value Fund | Class A | SSR179_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Class A | SSR179_01_(03/26) |

Columbia Disciplined Value Fund

Class C | RDCCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$95	1.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Disciplined Value Fund | Class C | SSR179_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Class C | SSR179_04_(03/26) |

Columbia Disciplined Value Fund

Institutional Class | CVQZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$42	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$181,853,948
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Disciplined Value Fund | Institutional Class | SSR179_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	20.6%
Industrials	13.1%
Health Care	12.1%
Information Technology	11.3%
Communication Services	8.8%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Energy	6.6%
Utilities	4.6%
Materials	3.8%
Other	3.5%

Top Holdings

Table Summary
Alphabet, Inc., Class A	3.9%
JPMorgan Chase & Co.	3.7%
Exxon Mobil Corp.	3.0%
Meta Platforms, Inc., Class A	2.6%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
Cisco Systems, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
CME Group, Inc.	1.9%

Asset Categories

Table Summary
Common Stocks	98.8%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Value Fund | Institutional Class | SSR179_08_(03/26) |

Columbia Floating Rate Fund

Class A | RFRAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Columbia Floating Rate Fund | Class A | SSR149_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

Asset Categories

Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Class A | SSR149_01_(03/26) |

Columbia Floating Rate Fund

Class C | RFRCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Columbia Floating Rate Fund | Class C | SSR149_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

Asset Categories

Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Class C | SSR149_04_(03/26) |

Columbia Floating Rate Fund

Institutional 2 Class | RFRFX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$36	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Columbia Floating Rate Fund | Institutional 2 Class | SSR149_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

Asset Categories

Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional 2 Class | SSR149_15_(03/26) |

Columbia Floating Rate Fund

Institutional 3 Class | CFRYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Columbia Floating Rate Fund | Institutional 3 Class | SSR149_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

Asset Categories

Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional 3 Class | SSR149_17_(03/26) |

Columbia Floating Rate Fund

Institutional Class | CFRZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$694,258,766
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	35%

Columbia Floating Rate Fund | Institutional Class | SSR149_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Dayforce, Inc. 08/20/2032	1.0%
UKG, Inc. 02/10/2031 6.167%	0.7%
Proofpoint, Inc. 08/31/2028 6.672%	0.7%
Nielsen Consumer, Inc. 10/31/2030 5.922%	0.7%
TK Elevator Midco GmbH 04/30/2030 6.377%	0.7%
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd. 07/31/2031 6.172%	0.7%
athenahealth Group, Inc. 02/15/2029 6.422%	0.6%
Ascend Learning LLC 12/11/2028 6.672%	0.6%
Cengage Learning, Inc. 03/24/2031 6.671%	0.6%
Creative Artists Agency LLC 10/01/2031 6.172%	0.6%

Asset Categories

Table Summary
Senior Loans	91.7%
Asset-Backed Securities - Non-Agency	4.5%
Money Market Funds	3.4%
Corporate Bonds & Notes	1.3%
Exchange-Traded Fixed Income Funds	1.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund | Institutional Class | SSR149_08_(03/26) |

Columbia Global Opportunities Fund

Class A | IMRFX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$61	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$321,094,034
Total number of portfolio holdings	452
Portfolio turnover for the reporting period	62%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Columbia Global Opportunities Fund | Class A | SSR156_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	69.0%
China	4.3%
Japan	4.1%
Canada	2.8%
France	2.8%
United Kingdom	2.0%
Taiwan	1.8%
Sweden	1.7%
South Korea	1.7%
Netherlands	1.6%
Other	10.8%

Derivative Exposure

Table Summary
Long
Credit Risk	6.2%
Equity Risk	28.9%
Foreign Exchange Risk	17.6%
Interest Rate Risk	9.9%
Short
Equity Risk	5.7%
Foreign Exchange Risk	14.4%
Interest Rate Risk	0.2%

Equity Sector Allocation

Table Summary
Information Technology	13.4%
Financials	8.8%
Consumer Discretionary	6.0%
Industrials	5.2%
Health Care	4.7%
Communication Services	4.4%
Consumer Staples	2.4%
Energy	1.6%
Utilities	1.4%
Materials	1.2%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Opportunities Fund | Class A | SSR156_01_(03/26) |

Columbia Global Opportunities Fund

Institutional Class | CSAZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$321,094,034
Total number of portfolio holdings	452
Portfolio turnover for the reporting period	62%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	30%

Columbia Global Opportunities Fund | Institutional Class | SSR156_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
United States	69.0%
China	4.3%
Japan	4.1%
Canada	2.8%
France	2.8%
United Kingdom	2.0%
Taiwan	1.8%
Sweden	1.7%
South Korea	1.7%
Netherlands	1.6%
Other	10.8%

Derivative Exposure

Table Summary
Long
Credit Risk	6.2%
Equity Risk	28.9%
Foreign Exchange Risk	17.6%
Interest Rate Risk	9.9%
Short
Equity Risk	5.7%
Foreign Exchange Risk	14.4%
Interest Rate Risk	0.2%

Equity Sector Allocation

Table Summary
Information Technology	13.4%
Financials	8.8%
Consumer Discretionary	6.0%
Industrials	5.2%
Health Care	4.7%
Communication Services	4.4%
Consumer Staples	2.4%
Energy	1.6%
Utilities	1.4%
Materials	1.2%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Opportunities Fund | Institutional Class | SSR156_08_(03/26) |

Columbia Government Money Market Fund

Class A | IDSXX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Columbia Government Money Market Fund | Class A | SSR200_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Class A | SSR200_01_(03/26) |

Columbia Government Money Market Fund

Institutional 2 Class | CMRXX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Columbia Government Money Market Fund | Institutional 2 Class | SSR200_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional 2 Class | SSR200_15_(03/26) |

Columbia Government Money Market Fund

Institutional 3 Class | CGMXX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Columbia Government Money Market Fund | Institutional 3 Class | SSR200_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional 3 Class | SSR200_17_(03/26) |

Columbia Government Money Market Fund

Institutional Class | IDYXX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$2,753,019,756
Total number of portfolio holdings	107

Columbia Government Money Market Fund | Institutional Class | SSR200_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Federal Farm Credit Discount Notes 02/02/2026 2.390%	4.5%
Federal Agricultural Mortgage Corp. 01/06/2027 3.800%	3.6%
Federal Home Loan Banks Discount Notes 03/20/2026 3.610%	2.1%
Federal National Mortgage Association 08/21/2026 3.800%	1.8%
Federal Home Loan Banks Discount Notes 02/03/2026 2.760%	1.8%
Federal Home Loan Banks Discount Notes 02/05/2026 3.070%	1.8%
Federal Home Loan Banks Discount Notes 04/01/2026 3.700%	1.8%
Federal Home Loan Bank Discount Notes 03/11/2026 3.600%	1.6%
Federal Home Loan Banks Discount Notes 02/04/2026 2.950%	1.5%
Federal Home Loan Banks Discount Notes 02/10/2026 3.300%	1.5%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	72.3%
Repurchase Agreements	18.2%
Treasury Bills	5.3%
U.S. Treasury Obligations	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund | Institutional Class | SSR200_08_(03/26) |

Columbia Income Opportunities Fund

Class A | AIOAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Class A | SSR164_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class A | SSR164_01_(03/26) |

Columbia Income Opportunities Fund

Class C | RIOCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Class C | SSR164_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class C | SSR164_04_(03/26) |

Columbia Income Opportunities Fund

Class S | CIODX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Class S | SSR164_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Class S | SSR164_16_(03/26) |

Columbia Income Opportunities Fund

Institutional 2 Class | CEPRX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Institutional 2 Class | SSR164_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional 2 Class | SSR164_15_(03/26) |

Columbia Income Opportunities Fund

Institutional 3 Class | CIOYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Institutional 3 Class | SSR164_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional 3 Class | SSR164_17_(03/26) |

Columbia Income Opportunities Fund

Institutional Class | CIOZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Income Opportunities Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$725,419,612
Total number of portfolio holdings	479
Portfolio turnover for the reporting period	22%

Columbia Income Opportunities Fund | Institutional Class | SSR164_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Columbia Short Duration High Yield ETF	1.4%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
Picard Midco, Inc. 03/31/2029 6.500%	0.6%
CCO Holdings LLC/Capital Corp. 08/15/2030 4.500%	0.6%
Hudbay Minerals, Inc. 04/01/2029 6.125%	0.6%
TransDigm, Inc. 03/01/2032 6.625%	0.6%
Herc Holdings, Inc. 06/15/2033 7.250%	0.5%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.5%
Ascend Learning LLC 12/11/2028 6.672%	0.5%
Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000%	0.5%

Asset Categories

Table Summary
Corporate Bonds & Notes	92.2%
Money Market Funds	2.9%
Exchange-Traded Fixed Income Funds	1.4%
Senior Loans	1.4%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Income Opportunities Fund | Institutional Class | SSR164_08_(03/26) |

Columbia Minnesota Tax-Exempt Fund

Class A | IMNTX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Columbia Minnesota Tax-Exempt Fund | Class A | SSR199_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

Asset Categories

Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Class A | SSR199_01_(03/26) |

Columbia Minnesota Tax-Exempt Fund

Class C | RMTCX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$81	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Columbia Minnesota Tax-Exempt Fund | Class C | SSR199_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

Asset Categories

Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Class C | SSR199_04_(03/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional 2 Class | CADOX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Columbia Minnesota Tax-Exempt Fund | Institutional 2 Class | SSR199_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

Asset Categories

Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional 2 Class | SSR199_15_(03/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional 3 Class | CMNYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$27	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Columbia Minnesota Tax-Exempt Fund | Institutional 3 Class | SSR199_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

Asset Categories

Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional 3 Class | SSR199_17_(03/26) |

Columbia Minnesota Tax-Exempt Fund

Institutional Class | CMNZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$488,302,885
Total number of portfolio holdings	235
Portfolio turnover for the reporting period	2%

Columbia Minnesota Tax-Exempt Fund | Institutional Class | SSR199_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
City of Rochester 11/15/2057 5.000%	2.7%
City of Maple Grove 05/01/2037 4.000%	2.1%
Roseville Independent School District No. 623 02/01/2038 4.000%	2.1%
Brainerd Independent School District No. 181 02/01/2037 4.000%	2.0%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.5%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
City of Minneapolis 11/15/2044 5.000%	1.3%
Mounds View Independent School District No. 621 02/01/2043 4.000%	1.3%

Asset Categories

Table Summary
Municipal Bonds	93.2%
Money Market Funds	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund | Institutional Class | SSR199_08_(03/26) |

Columbia Select Short Corporate Income Fund

Class A | ALDAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Columbia Select Short Corporate Income Fund | Class A | SSR183_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Class A | SSR183_01_(03/26) |

Columbia Select Short Corporate Income Fund

Class C | RDCLX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Columbia Select Short Corporate Income Fund | Class C | SSR183_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Class C | SSR183_04_(03/26) |

Columbia Select Short Corporate Income Fund

Institutional 2 Class | CTLRX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Columbia Select Short Corporate Income Fund | Institutional 2 Class | SSR183_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional 2 Class | SSR183_15_(03/26) |

Columbia Select Short Corporate Income Fund

Institutional 3 Class | CLDYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Columbia Select Short Corporate Income Fund | Institutional 3 Class | SSR183_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional 3 Class | SSR183_17_(03/26) |

Columbia Select Short Corporate Income Fund

Institutional Class | CLDZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Select Short Corporate Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$495,948,729
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	54%

Columbia Select Short Corporate Income Fund | Institutional Class | SSR183_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Principal Life Global Funding II 11/27/2029 4.950%	3.0%
Bacardi-Martini BV 02/01/2030 5.550%	2.7%
U.S. Treasury 01/31/2026 0.375%	2.6%
Bank of America Corp. 10/24/2031 1.922%	2.3%
Gilead Sciences, Inc. 03/01/2026 3.650%	2.2%
Occidental Petroleum Corp. 09/01/2030 6.625%	2.1%
Morgan Stanley Private Bank 11/19/2031 4.465%	1.9%
Citigroup, Inc. 09/11/2031 4.503%	1.8%
T-Mobile US, Inc. 02/15/2026 2.250%	1.8%
Northrop Grumman Corp. 02/01/2027 3.200%	1.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	89.4%
Money Market Funds	6.7%
U.S. Treasury Obligations	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Short Corporate Income Fund | Institutional Class | SSR183_08_(03/26) |

Columbia Short-Term Cash Fund

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Short-Term Cash Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short-Term Cash Fund	$1	0.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$15,415,051,653
Total number of portfolio holdings	192

Columbia Short-Term Cash Fund | SSR224_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Federal Home Loan Banks Discount Notes 02/02/2026 3.740%	5.5%
Federal Farm Credit Discount Notes 02/02/2026 3.820%	3.9%
Commerzbank US Finance, Inc. 02/02/2026 3.740%	2.1%
Canadian Imperial Bank of Commerce 02/06/2026 3.740%	2.0%
U.S. Treasury Bills 02/17/2026 3.050%	1.6%
Australia and New Zealand Banking Group Ltd. 02/02/2026 3.620%	1.5%
Federal Home Loan Banks 03/09/2027 3.770%	1.4%
Federal Home Loan Banks Discount Notes 02/06/2026 3.730%	1.4%
UnitedHealth Group, Inc. 02/02/2026 3.800%	1.3%
U.S. Treasury Bills 02/03/2026 0.900%	1.3%

Asset Categories

Table Summary
U.S. Government & Agency Obligations	43.7%
Commercial Paper	33.5%
Treasury Bills	8.4%
Certificates of Deposit	4.3%
Asset-Backed Commercial Paper	3.8%
Asset-Backed Securities - Non-Agency	1.9%
U.S. Treasury Obligations	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, is available upon request.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short-Term Cash Fund | SSR224_(03/26) |

Columbia Strategic Municipal Income Fund

Class A | INTAX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Class A | SSR118_01_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class A | SSR118_01_(03/26) |

Columbia Strategic Municipal Income Fund

Class C | RTCEX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$78	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Class C | SSR118_04_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class C | SSR118_04_(03/26) |

Columbia Strategic Municipal Income Fund

Class S | CATSX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Class S | SSR118_16_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Class S | SSR118_16_(03/26) |

Columbia Strategic Municipal Income Fund

Institutional 2 Class | CADNX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Institutional 2 Class | SSR118_15_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional 2 Class | SSR118_15_(03/26) |

Columbia Strategic Municipal Income Fund

Institutional 3 Class | CATYX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Institutional 3 Class | SSR118_17_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional 3 Class | SSR118_17_(03/26) |

Columbia Strategic Municipal Income Fund

Institutional Class | CATZX

Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Municipal Income Fund (the Fund) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,577,089,420
Total number of portfolio holdings	453
Portfolio turnover for the reporting period	8%

Columbia Strategic Municipal Income Fund | Institutional Class | SSR118_08_(03/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
New York	12.4%
Texas	9.9%
Illinois	8.4%
Puerto Rico	5.3%
New Jersey	5.0%
California	4.8%
Alabama	4.4%
Pennsylvania	4.3%
Wisconsin	4.3%
Michigan	3.9%

Asset Categories

Table Summary
Municipal Bonds	93.0%
Money Market Funds	4.2%
Floating Rate Notes	1.8%
Other	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Municipal Income Fund | Institutional Class | SSR118_08_(03/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Disciplined Core Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Core Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 11.6%
Interactive Media & Services 11.6%
Alphabet, Inc., Class A	1,104,417	373,292,946
Meta Platforms, Inc., Class A	286,525	205,295,162
Total		578,588,108
Total Communication Services		578,588,108
Consumer Discretionary 10.4%
Automobile Components 1.2%
Aptiv PLC(a)	810,195	61,372,271
Automobiles 1.1%
Tesla, Inc.(a)	127,157	54,729,644
Broadline Retail 3.3%
Amazon.com, Inc.(a)	686,007	164,161,475
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.	17,650	88,282,476
Expedia Group, Inc.	25,200	6,673,968
Total		94,956,444
Specialty Retail 0.3%
Ross Stores, Inc.	78,788	14,863,356
Textiles, Apparel & Luxury Goods 2.6%
Ralph Lauren Corp.	184,936	65,358,232
Tapestry, Inc.	500,082	63,465,407
Total		128,823,639
Total Consumer Discretionary		518,906,829
Consumer Staples 4.5%
Beverages 0.5%
Molson Coors Beverage Co., Class B	535,502	25,725,516
Consumer Staples Distribution & Retail 0.3%
Kroger Co. (The)	122,600	7,705,410
Target Corp.	73,648	7,767,655
Total		15,473,065
Food Products 0.2%
ConAgra Foods, Inc.	443,916	8,216,885
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	114,590	10,346,331
Procter & Gamble Co. (The)	468,940	71,171,024
Total		81,517,355
Tobacco 1.9%
Altria Group, Inc.	1,496,662	92,778,077
Total Consumer Staples		223,710,898
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	638,108	112,881,305
Exxon Mobil Corp.	186,803	26,413,944
Valero Energy Corp.	108,836	19,746,116
Total		159,041,365
Total Energy		159,041,365
Financials 12.5%
Banks 2.6%
Citigroup, Inc.	790,991	91,525,569
U.S. Bancorp	694,500	38,968,395
Total		130,493,964
Capital Markets 4.8%
Bank of New York Mellon Corp. (The)	601,447	72,125,524
Blackrock, Inc.	58,253	65,181,612
Cboe Global Markets, Inc.	28,400	7,527,704
Charles Schwab Corp. (The)	342,514	35,594,055
CME Group, Inc.	29,937	8,653,589
S&P Global, Inc.	102,308	53,997,139
Total		243,079,623
Consumer Finance 1.7%
Synchrony Financial	1,160,808	84,309,485
Financial Services 1.8%
MasterCard, Inc., Class A	71,600	38,577,364
Visa, Inc., Class A	157,526	50,696,593
Total		89,273,957
Insurance 1.6%
Allstate Corp. (The)	397,293	79,057,334
Total Financials		626,214,363
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.5%
Biotechnology 2.1%
AbbVie, Inc.	150,541	33,572,148
Amgen, Inc.	56,357	19,267,331
Argenx SE, ADR(a)	6,535	5,492,668
BioMarin Pharmaceutical, Inc.(a)	103,649	5,860,314
Regeneron Pharmaceuticals, Inc.	19,995	14,825,293
Vertex Pharmaceuticals, Inc.(a)	56,251	26,432,345
Total		105,450,099
Health Care Equipment & Supplies 0.1%
STERIS PLC	28,263	7,421,864
Health Care Providers & Services 1.6%
CVS Health Corp.	319,223	23,788,498
McKesson Corp.	70,109	58,275,302
Total		82,063,800
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.(a)	320,720	67,505,146
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	1,836,982	101,125,859
Pfizer, Inc.	1,483,479	39,223,185
Viatris, Inc.	5,768,536	75,510,136
Total		215,859,180
Total Health Care		478,300,089
Industrials 8.1%
Aerospace & Defense 1.8%
General Dynamics Corp.	251,854	88,423,421
Construction & Engineering 0.4%
EMCOR Group, Inc.	27,972	20,160,260
Electrical Equipment 0.2%
Rockwell Automation, Inc.	27,776	11,711,750
Ground Transportation 0.3%
Uber Technologies, Inc.(a)	202,189	16,185,229
Machinery 2.9%
Pentair PLC	746,953	78,706,437
Snap-On, Inc.	182,606	66,853,883
Total		145,560,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 1.2%
Delta Air Lines, Inc.	594,349	39,161,656
United Airlines Holdings, Inc.(a)	215,806	22,081,270
Total		61,242,926
Professional Services 1.3%
Automatic Data Processing, Inc.	138,612	34,212,214
Broadridge Financial Solutions, Inc.	149,965	29,559,601
Total		63,771,815
Total Industrials		407,055,721
Information Technology 32.6%
Communications Equipment 2.7%
Arista Networks, Inc.(a)	593,918	84,181,938
Cisco Systems, Inc.	614,363	48,116,910
Total		132,298,848
Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc.(a)	92,200	19,945,626
TE Connectivity PLC	29,230	6,511,859
Total		26,457,485
IT Services 0.4%
VeriSign, Inc.	79,592	19,438,754
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.(a)	148,917	35,253,121
Broadcom, Inc.	167,905	55,626,927
KLA Corp.	16,067	22,942,712
Micron Technology, Inc.	96,500	40,035,920
NVIDIA Corp.	2,472,108	472,494,002
QUALCOMM, Inc.	502,908	76,235,824
Total		702,588,506
Software 9.0%
Adobe, Inc.(a)	256,744	75,290,178
Autodesk, Inc.(a)	27,400	6,928,638
Microsoft Corp.(b)	502,248	216,112,292
Palantir Technologies, Inc., Class A(a)	448,863	65,798,827
Salesforce, Inc.	356,155	75,608,145
ServiceNow, Inc.(a)	82,027	9,597,979
Total		449,336,059
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	1,165,173	302,339,090
Total Information Technology		1,632,458,742
Materials 2.2%
Chemicals 1.3%
CF Industries Holdings, Inc.	719,209	67,051,855
Metals & Mining 0.9%
Newmont Corp.	388,766	43,677,860
Total Materials		110,729,715
Real Estate 1.6%
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc.	414,582	7,682,204
Specialized REITs 1.4%
American Tower Corp.	215,675	38,666,214
Equinix, Inc.	15,282	12,545,452
SBA Communications Corp.	106,257	19,562,977
Total		70,774,643
Total Real Estate		78,456,847
Utilities 2.5%
Electric Utilities 2.0%
Edison International	445,559	27,749,415
Exelon Corp.	657,707	29,452,119
PG&E Corp.	2,786,019	42,960,413
Total		100,161,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,758,686	25,764,750
Total Utilities		125,926,697
Total Common Stocks (Cost $2,980,867,032)		4,939,389,374

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(c),(d)	63,629,913	63,610,824
Total Money Market Funds (Cost $63,608,443)		63,610,824
Total Investments in Securities (Cost: $3,044,475,475)		5,003,000,198
Other Assets & Liabilities, Net		2,121,432
Net Assets		5,005,121,630
At January 31, 2026, securities and/or cash totaling $9,036,090 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	207	03/2026	USD	72,095,513	—	(175,621)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	89,302,010	210,222,328	(235,911,868)	(1,646)	63,610,824	8,683	1,198,089	63,629,913
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Core Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	578,588,108	—	—	578,588,108
Consumer Discretionary	518,906,829	—	—	518,906,829
Consumer Staples	223,710,898	—	—	223,710,898
Energy	159,041,365	—	—	159,041,365
Financials	626,214,363	—	—	626,214,363
Health Care	478,300,089	—	—	478,300,089
Industrials	407,055,721	—	—	407,055,721
Information Technology	1,632,458,742	—	—	1,632,458,742
Materials	110,729,715	—	—	110,729,715
Real Estate	78,456,847	—	—	78,456,847
Utilities	125,926,697	—	—	125,926,697
Total Common Stocks	4,939,389,374	—	—	4,939,389,374
Money Market Funds	63,610,824	—	—	63,610,824
Total Investments in Securities	5,003,000,198	—	—	5,003,000,198
Investments in Derivatives
Liability
Futures Contracts	(175,621)	—	—	(175,621)
Total	5,002,824,577	—	—	5,002,824,577
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
7

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,980,867,032)	$4,939,389,374
Affiliated issuers (cost $63,608,443)	63,610,824
Receivable for:
Capital shares sold	645,807
Dividends	5,270,886
Foreign tax reclaims	50,419
Variation margin for futures contracts	13,421
Prepaid expenses	12,573
Total assets	5,008,993,304
Liabilities
Payable for:
Capital shares redeemed	2,531,129
Variation margin for futures contracts	311,850
Management services fees	85,839
Distribution and/or service fees	31,623
Transfer agent fees	233,472
Compensation of chief compliance officer	406
Compensation of board members	3,061
Other expenses	80,375
Deferred compensation of board members	593,919
Total liabilities	3,871,674
Net assets applicable to outstanding capital stock	$5,005,121,630
Represented by
Paid in capital	2,958,375,797
Total distributable earnings (loss)	2,046,745,833
Total - representing net assets applicable to outstanding capital stock	$5,005,121,630
Class A
Net assets	$4,468,809,424
Shares outstanding	295,079,695
Net asset value per share	$15.14
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.06
Class C
Net assets	$28,923,182
Shares outstanding	1,998,566
Net asset value per share	$14.47
Institutional Class
Net assets	$389,952,670
Shares outstanding	25,440,147
Net asset value per share	$15.33
Institutional 2 Class
Net assets	$70,980,294
Shares outstanding	4,664,727
Net asset value per share	$15.22
Institutional 3 Class
Net assets	$46,456,060
Shares outstanding	3,026,006
Net asset value per share	$15.35
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Core Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$34,337,203
Dividends — affiliated issuers	1,198,089
Total income	35,535,292
Expenses:
Management services fees	15,608,889
Distribution and/or service fees
Class A	5,604,938
Class C	150,808
Transfer agent fees
Class A	1,220,338
Class C	8,209
Institutional Class	105,392
Institutional 2 Class	18,853
Institutional 3 Class	1,019
Custodian fees	13,045
Printing and postage fees	79,487
Registration fees	83,600
Accounting services fees	16,256
Legal fees	46,493
Interest on collateral	1,878
Compensation of chief compliance officer	406
Compensation of board members	31,784
Deferred compensation of board members	74,781
Other	34,881
Total expenses	23,101,057
Expense reduction	(440)
Total net expenses	23,100,617
Net investment income	12,434,675
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	237,422,724
Investments — affiliated issuers	8,683
Futures contracts	5,282,843
Net realized gain	242,714,250
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	189,047,414
Investments — affiliated issuers	(1,646)
Futures contracts	(379,585)
Net change in unrealized appreciation (depreciation)	188,666,183
Net realized and unrealized gain	431,380,433
Net increase in net assets resulting from operations	$443,815,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$12,434,675	$31,536,771
Net realized gain	242,714,250	469,317,139
Net change in unrealized appreciation (depreciation)	188,666,183	36,496,479
Net increase in net assets resulting from operations	443,815,108	537,350,389
Distributions to shareholders
Net investment income and net realized gains
Class A	(464,816,454)	(474,245,207)
Class C	(3,067,735)	(3,301,014)
Institutional Class	(40,800,441)	(40,547,433)
Institutional 2 Class	(7,767,406)	(6,837,055)
Institutional 3 Class	(4,925,281)	(4,770,647)
Total distributions to shareholders	(521,377,317)	(529,701,356)
Increase in net assets from capital stock activity	230,640,215	44,298,948
Total increase in net assets	153,078,006	51,947,981
Net assets at beginning of period	4,852,043,624	4,800,095,643
Net assets at end of period	$5,005,121,630	$4,852,043,624
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	898,974	14,081,576	2,431,643	36,444,356
Distributions reinvested	30,674,586	458,278,315	30,914,624	468,356,556
Shares redeemed	(17,243,065)	(270,148,349)	(32,108,168)	(479,344,228)
Net increase	14,330,495	202,211,542	1,238,099	25,456,684
Advisor Class
Shares sold	—	—	76,693	1,217,529
Shares redeemed	—	—	(1,145,915)	(19,461,932)
Net decrease	—	—	(1,069,222)	(18,244,403)
Class C
Shares sold	122,294	1,850,012	388,727	5,579,202
Distributions reinvested	214,256	3,061,716	224,564	3,276,386
Shares redeemed	(342,281)	(5,154,954)	(611,818)	(8,794,633)
Net increase (decrease)	(5,731)	(243,226)	1,473	60,955
Institutional Class
Shares sold	2,554,715	40,977,620	6,449,526	99,165,224
Distributions reinvested	2,672,084	40,401,909	2,622,564	40,151,458
Shares redeemed	(3,778,327)	(60,227,762)	(7,569,943)	(114,828,713)
Net increase	1,448,472	21,151,767	1,502,147	24,487,969
Institutional 2 Class
Shares sold	522,465	8,366,308	1,281,476	19,282,760
Distributions reinvested	509,880	7,653,303	444,402	6,759,353
Shares redeemed	(715,397)	(11,135,921)	(862,919)	(12,667,968)
Net increase	316,948	4,883,690	862,959	13,374,145
Institutional 3 Class
Shares sold	195,670	3,164,846	279,218	4,158,529
Distributions reinvested	323,681	4,900,535	309,649	4,746,920
Shares redeemed	(338,251)	(5,428,939)	(619,145)	(9,741,851)
Net increase (decrease)	181,100	2,636,442	(30,278)	(836,402)
Total net increase	16,271,284	230,640,215	2,505,178	44,298,948
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$15.44	0.04	1.37	1.41	(0.08)	(1.63)	(1.71)
Year Ended 7/31/2025	$15.40	0.10	1.69	1.79	(0.10)	(1.65)	(1.75)
Year Ended 7/31/2024	$13.18	0.09	2.64	2.73	(0.10)	(0.41)	(0.51)
Year Ended 7/31/2023	$12.59	0.09	1.33	1.42	(0.09)	(0.74)	(0.83)
Year Ended 7/31/2022	$15.64	0.09	(0.60)	(0.51)	(0.12)	(2.42)	(2.54)
Year Ended 7/31/2021	$12.09	0.12	4.07	4.19	(0.13)	(0.51)	(0.64)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$14.80	(0.02)	1.32	1.30	—	(1.63)	(1.63)
Year Ended 7/31/2025	$14.84	(0.02)	1.63	1.61	—	(1.65)	(1.65)
Year Ended 7/31/2024	$12.72	(0.01)	2.55	2.54	(0.01)	(0.41)	(0.42)
Year Ended 7/31/2023	$12.18	0.00	1.28	1.28	—	(0.74)	(0.74)
Year Ended 7/31/2022	$15.20	(0.02)	(0.58)	(0.60)	(0.00)	(2.42)	(2.42)
Year Ended 7/31/2021	$11.77	0.02	3.96	3.98	(0.04)	(0.51)	(0.55)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$15.63	0.06	1.39	1.45	(0.12)	(1.63)	(1.75)
Year Ended 7/31/2025	$15.56	0.13	1.73	1.86	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.31	0.13	2.66	2.79	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.71	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.76	0.13	(0.61)	(0.48)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.18	0.15	4.10	4.25	(0.16)	(0.51)	(0.67)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$15.52	0.06	1.39	1.45	(0.12)	(1.63)	(1.75)
Year Ended 7/31/2025	$15.47	0.13	1.71	1.84	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.24	0.12	2.65	2.77	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.64	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.69	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.13	0.16	4.07	4.23	(0.16)	(0.51)	(0.67)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$15.14	9.28%	0.94% (c)	0.94% (c),(d)	0.47%	25%	$4,468,809
Year Ended 7/31/2025	$15.44	11.83%	0.95% (c)	0.95% (c),(d)	0.64%	49%	$4,335,448
Year Ended 7/31/2024	$15.40	21.56%	0.96% (c)	0.96% (c),(d)	0.66%	51%	$4,304,873
Year Ended 7/31/2023	$13.18	12.41%	0.97% (c)	0.97% (c),(d)	0.76%	50%	$3,874,178
Year Ended 7/31/2022	$12.59	(5.00% )	0.95% (c)	0.95% (c),(d)	0.64%	48%	$3,792,747
Year Ended 7/31/2021	$15.64	35.98%	0.97% (c)	0.97% (c),(d)	0.88%	69%	$4,379,045
Class C
Six Months Ended 1/31/2026 (Unaudited)	$14.47	8.90%	1.69% (c)	1.69% (c),(d)	(0.28% )	25%	$28,923
Year Ended 7/31/2025	$14.80	11.00%	1.69% (c)	1.69% (c),(d)	(0.11% )	49%	$29,670
Year Ended 7/31/2024	$14.84	20.65%	1.71% (c)	1.71% (c),(d)	(0.09% )	51%	$29,728
Year Ended 7/31/2023	$12.72	11.57%	1.72% (c)	1.72% (c),(d)	0.01%	50%	$25,952
Year Ended 7/31/2022	$12.18	(5.69% )	1.70% (c)	1.70% (c),(d)	(0.11% )	48%	$30,361
Year Ended 7/31/2021	$15.20	34.98%	1.72% (c)	1.72% (c),(d)	0.13%	69%	$39,464
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$15.33	9.42%	0.69% (c)	0.69% (c),(d)	0.72%	25%	$389,953
Year Ended 7/31/2025	$15.63	12.17%	0.70% (c)	0.70% (c),(d)	0.89%	49%	$374,898
Year Ended 7/31/2024	$15.56	21.86%	0.71% (c)	0.71% (c),(d)	0.91%	51%	$350,005
Year Ended 7/31/2023	$13.31	12.68%	0.72% (c)	0.72% (c),(d)	1.01%	50%	$299,864
Year Ended 7/31/2022	$12.71	(4.73% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$310,399
Year Ended 7/31/2021	$15.76	36.26%	0.72% (c)	0.72% (c),(d)	1.14%	69%	$350,842
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$15.22	9.49%	0.69% (c)	0.69% (c)	0.73%	25%	$70,980
Year Ended 7/31/2025	$15.52	12.11%	0.69% (c)	0.69% (c)	0.89%	49%	$67,498
Year Ended 7/31/2024	$15.47	21.84%	0.70% (c)	0.70% (c)	0.91%	51%	$53,919
Year Ended 7/31/2023	$13.24	12.76%	0.71% (c)	0.71% (c)	1.02%	50%	$38,426
Year Ended 7/31/2022	$12.64	(4.74% )	0.70% (c)	0.70% (c)	0.89%	48%	$34,927
Year Ended 7/31/2021	$15.69	36.28%	0.70% (c)	0.70% (c)	1.15%	69%	$44,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$15.65	0.06	1.40	1.46	(0.13)	(1.63)	(1.76)
Year Ended 7/31/2025	$15.59	0.14	1.71	1.85	(0.14)	(1.65)	(1.79)
Year Ended 7/31/2024	$13.33	0.14	2.67	2.81	(0.14)	(0.41)	(0.55)
Year Ended 7/31/2023	$12.73	0.13	1.34	1.47	(0.13)	(0.74)	(0.87)
Year Ended 7/31/2022	$15.78	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.19	0.16	4.11	4.27	(0.17)	(0.51)	(0.68)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Disciplined Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$15.35	9.46%	0.64% (c)	0.64% (c)	0.77%	25%	$46,456
Year Ended 7/31/2025	$15.65	12.14%	0.64% (c)	0.64% (c)	0.94%	49%	$44,530
Year Ended 7/31/2024	$15.59	21.97%	0.65% (c)	0.65% (c)	0.98%	51%	$44,815
Year Ended 7/31/2023	$13.33	12.74%	0.66% (c)	0.66% (c)	1.08%	50%	$49,196
Year Ended 7/31/2022	$12.73	(4.66% )	0.64% (c)	0.64% (c)	0.95%	48%	$59,290
Year Ended 7/31/2021	$15.78	36.41%	0.64% (c)	0.64% (c)	1.20%	69%	$71,539
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2026
15

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Disciplined Core Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
18
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Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	175,621 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	5,282,843

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(379,585)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	68,154,493
Columbia Disciplined Core Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
20
Columbia Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.62% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Core Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $440.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,056,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	213,117
Class C	—	1.00 (b)	992

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Columbia Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.95	0.99
Class C	1.70	1.74
Institutional Class	0.70	0.74
Institutional 2 Class	0.69	0.74
Institutional 3 Class	0.64	0.69
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,044,475,000	2,057,235,000	(98,885,000)	1,958,350,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,249,357,014 and $1,498,542,165, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Disciplined Core Fund  | 2026
23

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
24
Columbia Disciplined Core Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 78.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Disciplined Core Fund  | 2026
25

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Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR177_07_T01_(03/26)

Columbia Disciplined Growth Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Growth Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 13.4%
Entertainment 0.3%
Netflix, Inc.(a)	12,352	1,031,269
Interactive Media & Services 12.9%
Alphabet, Inc., Class A	66,187	22,371,206
Meta Platforms, Inc., Class A	23,311	16,702,332
Pinterest, Inc., Class A(a)	20,341	450,146
Total		39,523,684
Media 0.2%
DoubleVerify Holdings, Inc.(a)	41,549	449,560
Total Communication Services		41,004,513
Consumer Discretionary 12.9%
Automobiles 3.0%
Tesla, Inc.(a)	21,600	9,296,856
Broadline Retail 3.9%
Amazon.com, Inc.(a)	49,624	11,875,023
Hotels, Restaurants & Leisure 3.2%
Booking Holdings, Inc.	1,269	6,347,335
Expedia Group, Inc.	10,835	2,869,541
Travel + Leisure Co.	7,479	520,090
Total		9,736,966
Specialty Retail 0.6%
Wayfair, Inc., Class A(a)	17,386	1,799,277
Textiles, Apparel & Luxury Goods 2.2%
Ralph Lauren Corp.	13,789	4,873,171
Tapestry, Inc.	14,662	1,860,754
Total		6,733,925
Total Consumer Discretionary		39,442,047
Consumer Staples 2.1%
Beverages 1.8%
Boston Beer Co., Inc. (The), Class A(a)	10,490	2,240,874
Monster Beverage Corp.(a)	38,706	3,125,896
Total		5,366,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.3%
Sprouts Farmers Market, Inc.(a)	13,656	968,347
Total Consumer Staples		6,335,117
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
HF Sinclair Corp.	34,895	1,814,191
Total Energy		1,814,191
Financials 6.1%
Banks 1.5%
Popular, Inc.	34,634	4,624,678
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	9,575	1,148,234
Charles Schwab Corp. (The)	47,426	4,928,510
Goldman Sachs Group, Inc. (The)	572	535,055
Moody’s Corp.	2,375	1,224,455
Total		7,836,254
Financial Services 1.5%
MasterCard, Inc., Class A	1,551	835,663
Visa, Inc., Class A	11,764	3,786,008
Total		4,621,671
Insurance 0.5%
Allstate Corp. (The)	6,294	1,252,443
Progressive Corp. (The)	2,118	440,544
Total		1,692,987
Total Financials		18,775,590
Health Care 7.8%
Biotechnology 2.8%
AbbVie, Inc.	17,497	3,902,006
Amgen, Inc.	3,522	1,204,101
BioMarin Pharmaceutical, Inc.(a)	4,297	242,952
Insmed, Inc.(a)	3,742	587,008
Natera, Inc.(a)	1,544	356,880
Neurocrine Biosciences, Inc.(a)	3,070	417,704
Regeneron Pharmaceuticals, Inc.	394	292,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Summit Therapeutics, Inc.(a)	5,853	84,752
Vertex Pharmaceuticals, Inc.(a)	3,190	1,498,981
Total		8,586,515
Health Care Providers & Services 0.3%
Cardinal Health, Inc.	3,314	712,112
Life Sciences Tools & Services 1.2%
Medpace Holdings, Inc.(a)	6,401	3,728,455
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	108,653	5,981,348
Eli Lilly & Co.	4,598	4,768,816
Total		10,750,164
Total Health Care		23,777,246
Industrials 6.4%
Construction & Engineering 2.0%
EMCOR Group, Inc.	8,478	6,110,349
Electrical Equipment 1.7%
Rockwell Automation, Inc.	12,229	5,156,358
Ground Transportation 0.9%
Lyft, Inc., Class A(a)	156,092	2,633,272
Machinery 0.4%
Allison Transmission Holdings, Inc.	1,883	204,682
Illinois Tool Works, Inc.	3,567	931,915
Total		1,136,597
Professional Services 1.4%
Broadridge Financial Solutions, Inc.	22,646	4,463,753
Total Industrials		19,500,329
Information Technology 48.2%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	45,320	6,423,657
Semiconductors & Semiconductor Equipment 20.2%
Advanced Micro Devices, Inc.(a)	19,198	4,544,743
Broadcom, Inc.	42,094	13,945,742
Lam Research Corp.	29,284	6,836,643
NVIDIA Corp.	165,123	31,559,959
QUALCOMM, Inc.	31,882	4,832,992
Total		61,720,079
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.9%
Adobe, Inc.(a)	19,278	5,653,273
AppLovin Corp.(a)	2,208	1,044,627
Autodesk, Inc.(a)	18,171	4,594,901
Dropbox, Inc., Class A(a)	148,810	3,791,679
Microsoft Corp.	54,791	23,576,019
Nutanix, Inc., Class A(a)	66,499	2,615,406
Palantir Technologies, Inc., Class A(a)	38,870	5,697,953
Salesforce, Inc.	22,173	4,707,106
Total		51,680,964
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.(b)	105,515	27,379,032
Total Information Technology		147,203,732
Materials 0.8%
Metals & Mining 0.8%
Anglogold Ashanti PLC	26,416	2,453,254
Total Materials		2,453,254
Real Estate 0.2%
Specialized REITs 0.2%
American Tower Corp.	2,937	526,545
Total Real Estate		526,545
Utilities 0.2%
Electric Utilities 0.2%
NRG Energy, Inc.	3,551	541,989
Total Utilities		541,989
Total Common Stocks (Cost $138,793,760)		301,374,553

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(c),(d)	4,168,618	4,167,367
Total Money Market Funds (Cost $4,167,175)		4,167,367
Total Investments in Securities (Cost: $142,960,935)		305,541,920
Other Assets & Liabilities, Net		(124,422)
Net Assets		305,417,498
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Growth Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
At January 31, 2026, securities and/or cash totaling $597,842 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	03/2026	USD	4,527,738	—	(5,049)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	3,939,460	13,884,882	(13,657,139)	164	4,167,367	649	62,658	4,168,618
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	41,004,513	—	—	41,004,513
Consumer Discretionary	39,442,047	—	—	39,442,047
Consumer Staples	6,335,117	—	—	6,335,117
Energy	1,814,191	—	—	1,814,191
Financials	18,775,590	—	—	18,775,590
Health Care	23,777,246	—	—	23,777,246
Industrials	19,500,329	—	—	19,500,329
Information Technology	147,203,732	—	—	147,203,732
Materials	2,453,254	—	—	2,453,254
Real Estate	526,545	—	—	526,545
Utilities	541,989	—	—	541,989
Total Common Stocks	301,374,553	—	—	301,374,553
Money Market Funds	4,167,367	—	—	4,167,367
Total Investments in Securities	305,541,920	—	—	305,541,920
Investments in Derivatives
Liability
Futures Contracts	(5,049)	—	—	(5,049)
Total	305,536,871	—	—	305,536,871
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Growth Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $138,793,760)	$301,374,553
Affiliated issuers (cost $4,167,175)	4,167,367
Receivable for:
Capital shares sold	159,430
Dividends	119,946
Variation margin for futures contracts	559
Expense reimbursement due from Investment Manager	588
Prepaid expenses	2,890
Total assets	305,825,333
Liabilities
Payable for:
Capital shares redeemed	188,025
Variation margin for futures contracts	18,900
Management services fees	6,344
Distribution and/or service fees	1,552
Transfer agent fees	18,782
Compensation of chief compliance officer	25
Compensation of board members	698
Other expenses	38,043
Deferred compensation of board members	135,466
Total liabilities	407,835
Net assets applicable to outstanding capital stock	$305,417,498
Represented by
Paid in capital	137,502,409
Total distributable earnings (loss)	167,915,089
Total - representing net assets applicable to outstanding capital stock	$305,417,498
Class A
Net assets	$187,557,189
Shares outstanding	16,104,397
Net asset value per share	$11.65
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.36
Class C
Net assets	$9,141,521
Shares outstanding	939,410
Net asset value per share	$9.73
Institutional Class
Net assets	$66,338,237
Shares outstanding	5,486,980
Net asset value per share	$12.09
Institutional 3 Class
Net assets	$42,380,551
Shares outstanding	3,421,124
Net asset value per share	$12.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
7

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,094,854
Dividends — affiliated issuers	62,658
Foreign taxes withheld	(7,007)
Total income	1,150,505
Expenses:
Management services fees	1,162,435
Distribution and/or service fees
Class A	238,639
Class C	47,704
Transfer agent fees
Class A	67,845
Class C	3,392
Institutional Class	23,791
Institutional 3 Class	832
Custodian fees	3,274
Printing and postage fees	11,990
Registration fees	38,275
Accounting services fees	16,256
Legal fees	10,615
Interest on collateral	110
Compensation of chief compliance officer	25
Compensation of board members	7,195
Deferred compensation of board members	16,876
Other	6,133
Total expenses	1,655,387
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(128,379)
Expense reduction	(20)
Total net expenses	1,526,988
Net investment loss	(376,483)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,763,108
Investments — affiliated issuers	649
Futures contracts	240,586
Net realized gain	14,004,343
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,533,088
Investments — affiliated issuers	164
Futures contracts	(38,476)
Net change in unrealized appreciation (depreciation)	10,494,776
Net realized and unrealized gain	24,499,119
Net increase in net assets resulting from operations	$24,122,636
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment loss	$(376,483)	$(145,956)
Net realized gain	14,004,343	19,501,112
Net change in unrealized appreciation (depreciation)	10,494,776	25,897,026
Net increase in net assets resulting from operations	24,122,636	45,252,182
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,628,205)	(16,539,891)
Class C	(855,262)	(913,007)
Institutional Class	(5,076,946)	(7,955,520)
Institutional 3 Class	(3,132,226)	(3,484,426)
Total distributions to shareholders	(23,692,639)	(28,892,844)
Increase (decrease) in net assets from capital stock activity	9,935,441	(11,149,595)
Total increase in net assets	10,365,438	5,209,743
Net assets at beginning of period	295,052,060	289,842,317
Net assets at end of period	$305,417,498	$295,052,060
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	462,947	5,631,584	1,308,899	14,205,871
Distributions reinvested	1,213,065	14,423,346	1,481,268	16,308,756
Shares redeemed	(1,184,696)	(14,317,187)	(2,419,088)	(25,825,138)
Net increase	491,316	5,737,743	371,079	4,689,489
Advisor Class
Shares sold	—	—	4,959	55,087
Shares redeemed	—	—	(509,368)	(6,153,229)
Net decrease	—	—	(504,409)	(6,098,142)
Class C
Shares sold	56,877	585,533	196,202	1,825,517
Distributions reinvested	86,043	855,262	97,025	913,007
Shares redeemed	(129,502)	(1,314,195)	(312,422)	(2,899,656)
Net increase (decrease)	13,418	126,600	(19,195)	(161,132)
Institutional Class
Shares sold	662,960	8,421,222	2,296,040	26,337,398
Distributions reinvested	407,607	5,029,862	696,856	7,930,223
Shares redeemed	(833,088)	(10,492,980)	(4,397,427)	(46,814,051)
Net increase (decrease)	237,479	2,958,104	(1,404,531)	(12,546,430)
Institutional 3 Class
Shares sold	221,724	2,847,059	734,708	8,214,125
Distributions reinvested	247,218	3,124,838	298,880	3,475,975
Shares redeemed	(376,858)	(4,858,903)	(773,551)	(8,723,480)
Net increase	92,084	1,112,994	260,037	2,966,620
Total net increase (decrease)	834,297	9,935,441	(1,297,019)	(11,149,595)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Growth Fund  | 2026

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Columbia Disciplined Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.64	(0.02)	0.99	0.97	—	(0.96)	(0.96)
Year Ended 7/31/2025	$10.87	(0.01)	1.87	1.86	—	(1.09)	(1.09)
Year Ended 7/31/2024	$9.34	(0.03)	2.09	2.06	—	(0.53)	(0.53)
Year Ended 7/31/2023	$8.93	(0.01)	1.29	1.28	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.30	(0.02)	(0.61)	(0.63)	—	(2.74)	(2.74)
Year Ended 7/31/2021	$10.34	(0.01)	3.29	3.28	(0.00)	(1.32)	(1.32)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$9.89	(0.05)	0.84	0.79	—	(0.95)	(0.95)
Year Ended 7/31/2025	$9.41	(0.08)	1.61	1.53	—	(1.05)	(1.05)
Year Ended 7/31/2024	$8.18	(0.08)	1.81	1.73	—	(0.50)	(0.50)
Year Ended 7/31/2023	$8.01	(0.06)	1.10	1.04	—	(0.87)	(0.87)
Year Ended 7/31/2022	$11.32	(0.09)	(0.52)	(0.61)	—	(2.70)	(2.70)
Year Ended 7/31/2021	$9.67	(0.09)	3.06	2.97	—	(1.32)	(1.32)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$12.04	(0.00)	1.02	1.02	—	(0.97)	(0.97)
Year Ended 7/31/2025	$11.20	0.01	1.94	1.95	—	(1.11)	(1.11)
Year Ended 7/31/2024	$9.59	0.00	2.15	2.15	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.13	0.01	1.32	1.33	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.50	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.48	0.02	3.34	3.36	(0.02)	(1.32)	(1.34)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$12.32	0.00	1.05	1.05	—	(0.98)	(0.98)
Year Ended 7/31/2025	$11.43	0.02	1.98	2.00	—	(1.11)	(1.11)
Year Ended 7/31/2024	$9.77	0.01	2.19	2.20	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.28	0.02	1.34	1.36	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.66	0.02	(0.65)	(0.63)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.60	0.02	3.39	3.41	(0.03)	(1.32)	(1.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$11.65	8.17%	1.14% (c)	1.06% (c),(d)	(0.32% )	23%	$187,557
Year Ended 7/31/2025	$11.64	17.73%	1.15% (c)	1.06% (c)	(0.13% )	58%	$181,668
Year Ended 7/31/2024	$10.87	23.28%	1.18% (c)	1.06% (c),(d)	(0.27% )	68%	$165,692
Year Ended 7/31/2023	$9.34	17.08%	1.21% (c)	1.07% (c),(d)	(0.09% )	71%	$138,894
Year Ended 7/31/2022	$8.93	(8.64% )	1.17% (c)	1.07% (c),(d)	(0.16% )	71%	$129,906
Year Ended 7/31/2021	$12.30	34.51%	1.17% (c)	1.10% (c),(d)	(0.09% )	87%	$168,331
Class C
Six Months Ended 1/31/2026 (Unaudited)	$9.73	7.80%	1.89% (c)	1.81% (c),(d)	(1.07% )	23%	$9,142
Year Ended 7/31/2025	$9.89	16.82%	1.90% (c)	1.81% (c)	(0.88% )	58%	$9,161
Year Ended 7/31/2024	$9.41	22.47%	1.93% (c)	1.81% (c),(d)	(0.99% )	68%	$8,895
Year Ended 7/31/2023	$8.18	15.98%	1.96% (c)	1.82% (c),(d)	(0.84% )	71%	$8,089
Year Ended 7/31/2022	$8.01	(9.25% )	1.92% (c)	1.82% (c),(d)	(0.91% )	71%	$10,877
Year Ended 7/31/2021	$11.32	33.62%	1.92% (c)	1.85% (c),(d)	(0.84% )	87%	$16,557
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$12.09	8.33%	0.89% (c)	0.81% (c),(d)	(0.07% )	23%	$66,338
Year Ended 7/31/2025	$12.04	17.98%	0.90% (c)	0.81% (c)	0.13%	58%	$63,219
Year Ended 7/31/2024	$11.20	23.64%	0.93% (c)	0.81% (c),(d)	0.01%	68%	$74,553
Year Ended 7/31/2023	$9.59	17.26%	0.96% (c)	0.82% (c),(d)	0.16%	71%	$41,402
Year Ended 7/31/2022	$9.13	(8.38% )	0.92% (c)	0.82% (c),(d)	0.09%	71%	$45,968
Year Ended 7/31/2021	$12.50	34.93%	0.92% (c)	0.85% (c),(d)	0.16%	87%	$59,164
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$12.39	8.34%	0.83% (c)	0.74% (c)	0.00%	23%	$42,381
Year Ended 7/31/2025	$12.32	18.12%	0.83% (c)	0.73% (c)	0.18%	58%	$41,004
Year Ended 7/31/2024	$11.43	23.76%	0.85% (c)	0.73% (c)	0.09%	68%	$35,088
Year Ended 7/31/2023	$9.77	17.32%	0.88% (c)	0.74% (c)	0.24%	71%	$25,372
Year Ended 7/31/2022	$9.28	(8.32% )	0.83% (c)	0.74% (c)	0.13%	71%	$20,361
Year Ended 7/31/2021	$12.66	35.05%	0.82% (c)	0.77% (c)	0.20%	87%	$52,816
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2026
13

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Disciplined Growth Fund  | 2026
15

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
16
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,049 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	240,586

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(38,476)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	3,422,937
Columbia Disciplined Growth Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
18
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Growth Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $42,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	111,500
Class C	—	1.00 (b)	35

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.06
Class C	1.81
Institutional Class	0.81
Institutional 3 Class	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
142,961,000	168,855,000	(6,279,000)	162,576,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $71,673,552 and $86,012,827, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Disciplined Growth Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
22
Columbia Disciplined Growth Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 53.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Disciplined Growth Fund  | 2026
23

Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_T01_(03/26)

Columbia Disciplined Value Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Value Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc.	7,561	336,616
Entertainment 0.3%
Electronic Arts, Inc.	2,461	501,847
Interactive Media & Services 6.5%
Alphabet, Inc., Class A	21,009	7,101,042
Meta Platforms, Inc., Class A	6,646	4,761,859
Total		11,862,901
Media 1.8%
Fox Corp., Class A	45,127	3,284,343
Total Communication Services		15,985,707
Consumer Discretionary 7.3%
Automobile Components 1.4%
BorgWarner, Inc.	52,615	2,494,477
Broadline Retail 0.8%
Amazon.com, Inc.(a)	6,289	1,504,958
Diversified Consumer Services 1.0%
ADT, Inc.	224,254	1,794,032
Hotels, Restaurants & Leisure 1.0%
Booking Holdings, Inc.	377	1,885,693
Specialty Retail 1.1%
Lowe’s Companies, Inc.	4,862	1,298,446
TJX Companies, Inc. (The)	4,673	700,062
Total		1,998,508
Textiles, Apparel & Luxury Goods 2.0%
Ralph Lauren Corp.	8,302	2,934,010
Tapestry, Inc.	4,700	596,477
Total		3,530,487
Total Consumer Discretionary		13,208,155
Consumer Staples 7.1%
Beverages 0.4%
Molson Coors Beverage Co., Class B	15,011	721,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.9%
Kroger Co. (The)	3,735	234,745
Target Corp.	13,098	1,381,446
Total		1,616,191
Food Products 0.8%
Kraft Heinz Co. (The)	22,200	527,028
Pilgrim’s Pride Corp.	22,429	972,746
Total		1,499,774
Household Products 1.7%
Colgate-Palmolive Co.	13,076	1,180,632
Procter & Gamble Co. (The)	12,125	1,840,211
Total		3,020,843
Tobacco 3.3%
Altria Group, Inc.	62,824	3,894,460
Philip Morris International, Inc.	11,930	2,140,719
Total		6,035,179
Total Consumer Staples		12,893,115
Energy 6.6%
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.(b)	22,229	3,932,310
Exxon Mobil Corp.	38,615	5,460,161
Valero Energy Corp.	14,940	2,710,564
Total		12,103,035
Total Energy		12,103,035
Financials 20.6%
Banks 6.3%
Citigroup, Inc.	17,385	2,011,619
JPMorgan Chase & Co.	22,074	6,752,216
Popular, Inc.	20,010	2,671,935
Total		11,435,770
Capital Markets 6.5%
Blackrock, Inc.	2,805	3,138,627
Charles Schwab Corp. (The)	12,789	1,329,033
CME Group, Inc.	12,156	3,513,813
Goldman Sachs Group, Inc. (The)	316	295,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Janus Henderson Group PLC	51,831	2,494,626
S&P Global, Inc.	1,943	1,025,496
Total		11,797,184
Consumer Finance 1.4%
Synchrony Financial	34,823	2,529,194
Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	4,977	2,391,598
MGIC Investment Corp.	99,600	2,681,232
Total		5,072,830
Insurance 3.6%
Allstate Corp. (The)	11,409	2,270,277
Marsh & McLennan Companies, Inc.	8,932	1,680,913
MetLife, Inc.	33,174	2,616,765
Total		6,567,955
Total Financials		37,402,933
Health Care 12.1%
Biotechnology 2.1%
AbbVie, Inc.	2,264	504,895
Amgen, Inc.	1,483	507,008
BioMarin Pharmaceutical, Inc.(a)	6,048	341,954
Insmed, Inc.(a)	1,868	293,033
Regeneron Pharmaceuticals, Inc.	990	734,035
Revolution Medicines, Inc.(a)	6,608	640,646
Vertex Pharmaceuticals, Inc.(a)	1,660	780,034
Total		3,801,605
Health Care Equipment & Supplies 0.7%
Envista Holdings Corp.(a)	57,040	1,338,729
Health Care Providers & Services 2.5%
Centene Corp.(a)	12,805	554,713
Cigna Group (The)	1,807	495,317
CVS Health Corp.	18,464	1,375,937
McKesson Corp.	2,562	2,129,560
Total		4,555,527
Life Sciences Tools & Services 0.9%
Charles River Laboratories International, Inc.(a)	8,189	1,723,621
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.9%
Bristol-Myers Squibb Co.	66,661	3,669,688
Jazz Pharmaceuticals PLC(a)	15,042	2,474,258
Pfizer, Inc.	45,215	1,195,485
Viatris, Inc.	254,137	3,326,653
Total		10,666,084
Total Health Care		22,085,566
Industrials 13.1%
Aerospace & Defense 1.9%
General Dynamics Corp.	9,961	3,497,207
Construction & Engineering 2.6%
EMCOR Group, Inc.	4,730	3,409,053
Valmont Industries, Inc.	2,966	1,321,531
Total		4,730,584
Ground Transportation 1.7%
Lyft, Inc., Class A(a)	53,340	899,846
Union Pacific Corp.	9,578	2,251,788
Total		3,151,634
Machinery 5.1%
Caterpillar, Inc.	632	415,452
Illinois Tool Works, Inc.	4,335	1,132,562
Pentair PLC	16,378	1,725,750
Snap-On, Inc.	7,786	2,850,532
Toro Co. (The)	33,478	3,063,237
Total		9,187,533
Passenger Airlines 0.7%
United Airlines Holdings, Inc.(a)	12,632	1,292,506
Professional Services 1.1%
Automatic Data Processing, Inc.	8,141	2,009,362
Total Industrials		23,868,826
Information Technology 11.3%
Communications Equipment 2.1%
Cisco Systems, Inc.	49,149	3,849,350
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.(a)	14,400	3,115,152
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Disciplined Value Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.(a)	14,037	3,322,979
Cirrus Logic, Inc.(a)	3,444	448,891
Marvell Technology, Inc.	6,843	540,049
Micron Technology, Inc.	3,900	1,618,032
QUALCOMM, Inc.	24,359	3,692,581
Total		9,622,532
Software 2.2%
Nutanix, Inc., Class A(a)	20,423	803,237
Salesforce, Inc.	15,115	3,208,763
Total		4,012,000
Total Information Technology		20,599,034
Materials 3.8%
Chemicals 1.2%
CF Industries Holdings, Inc.	22,503	2,097,955
Construction Materials 0.8%
CRH PLC	11,883	1,454,598
Metals & Mining 1.8%
Anglogold Ashanti PLC	10,823	1,005,132
Newmont Corp.	20,663	2,321,488
Total		3,326,620
Total Materials		6,879,173
Real Estate 3.5%
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	4,017	684,216
Retail REITs 0.2%
Simon Property Group, Inc.	1,846	353,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.9%
Equinix, Inc.	3,104	2,548,167
SBA Communications Corp.	15,326	2,821,670
Total		5,369,837
Total Real Estate		6,407,211
Utilities 4.6%
Electric Utilities 3.0%
Edison International	34,426	2,144,051
Exelon Corp.	18,622	833,893
PG&E Corp.	156,275	2,409,761
Total		5,387,705
Independent Power and Renewable Electricity Producers 1.6%
AES Corp. (The)	198,422	2,906,882
Total Utilities		8,294,587
Total Common Stocks (Cost $138,544,673)		179,727,342

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(c),(d)	2,073,809	2,073,187
Total Money Market Funds (Cost $2,073,103)		2,073,187
Total Investments in Securities (Cost: $140,617,776)		181,800,529
Other Assets & Liabilities, Net		53,419
Net Assets		181,853,948
At January 31, 2026, securities and/or cash totaling $462,770 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	7	03/2026	USD	2,438,013	13,973	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	2,130,200	8,523,902	(8,580,916)	1	2,073,187	(37)	43,396	2,073,809
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Disciplined Value Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	15,985,707	—	—	15,985,707
Consumer Discretionary	13,208,155	—	—	13,208,155
Consumer Staples	12,893,115	—	—	12,893,115
Energy	12,103,035	—	—	12,103,035
Financials	37,402,933	—	—	37,402,933
Health Care	22,085,566	—	—	22,085,566
Industrials	23,868,826	—	—	23,868,826
Information Technology	20,599,034	—	—	20,599,034
Materials	6,879,173	—	—	6,879,173
Real Estate	6,407,211	—	—	6,407,211
Utilities	8,294,587	—	—	8,294,587
Total Common Stocks	179,727,342	—	—	179,727,342
Money Market Funds	2,073,187	—	—	2,073,187
Total Investments in Securities	181,800,529	—	—	181,800,529
Investments in Derivatives
Asset
Futures Contracts	13,973	—	—	13,973
Total	181,814,502	—	—	181,814,502
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
7

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $138,544,673)	$179,727,342
Affiliated issuers (cost $2,073,103)	2,073,187
Receivable for:
Capital shares sold	13,635
Dividends	258,255
Foreign tax reclaims	1,106
Variation margin for futures contracts	559
Expense reimbursement due from Investment Manager	741
Prepaid expenses	2,697
Total assets	182,077,522
Liabilities
Payable for:
Capital shares redeemed	48,346
Variation margin for futures contracts	10,800
Management services fees	3,755
Distribution and/or service fees	801
Transfer agent fees	10,175
Compensation of chief compliance officer	15
Accounting services fees	16,256
Compensation of board members	653
Other expenses	14,798
Deferred compensation of board members	117,975
Total liabilities	223,574
Net assets applicable to outstanding capital stock	$181,853,948
Represented by
Paid in capital	136,472,734
Total distributable earnings (loss)	45,381,214
Total - representing net assets applicable to outstanding capital stock	$181,853,948
Class A
Net assets	$143,818,108
Shares outstanding	16,226,461
Net asset value per share	$8.86
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.40
Class C
Net assets	$3,213,086
Shares outstanding	384,241
Net asset value per share	$8.36
Institutional Class
Net assets	$34,822,754
Shares outstanding	3,841,956
Net asset value per share	$9.06
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Disciplined Value Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,853,944
Dividends — affiliated issuers	43,396
Foreign taxes withheld	(1,424)
Total income	1,895,916
Expenses:
Management services fees	667,156
Distribution and/or service fees
Class A	123,887
Class C	30,933
Transfer agent fees
Class A	63,602
Class C	2,877
Institutional Class	15,751
Custodian fees	3,631
Printing and postage fees	10,067
Registration fees	29,718
Accounting services fees	16,256
Legal fees	9,621
Interest on collateral	78
Compensation of chief compliance officer	15
Compensation of board members	6,516
Deferred compensation of board members	14,455
Other	5,137
Total expenses	999,700
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(150,139)
Expense reduction	(822)
Total net expenses	848,739
Net investment income	1,047,177
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,304,748
Investments — affiliated issuers	(37)
Futures contracts	180,590
Net realized gain	10,485,301
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,007,071
Investments — affiliated issuers	1
Futures contracts	(45,595)
Net change in unrealized appreciation (depreciation)	9,961,477
Net realized and unrealized gain	20,446,778
Net increase in net assets resulting from operations	$21,493,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$1,047,177	$2,640,756
Net realized gain	10,485,301	15,793,603
Net change in unrealized appreciation (depreciation)	9,961,477	(6,955,292)
Net increase in net assets resulting from operations	21,493,955	11,479,067
Distributions to shareholders
Net investment income and net realized gains
Class A	(15,180,385)	(13,985,880)
Class C	(337,540)	(835,570)
Institutional Class	(3,604,503)	(3,958,048)
Total distributions to shareholders	(19,122,428)	(18,779,498)
Increase (decrease) in net assets from capital stock activity	7,462,846	(2,299,197)
Total increase (decrease) in net assets	9,834,373	(9,599,628)
Net assets at beginning of period	172,019,575	181,619,203
Net assets at end of period	$181,853,948	$172,019,575
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Disciplined Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	907,843	8,270,686	826,466	7,345,292
Distributions reinvested	1,661,719	13,991,676	1,465,409	12,822,326
Shares redeemed	(1,184,599)	(10,542,579)	(2,143,957)	(18,911,164)
Net increase	1,384,963	11,719,783	147,918	1,256,454
Advisor Class
Shares sold	—	—	26,512	244,568
Shares redeemed	—	—	(612,330)	(6,166,601)
Net decrease	—	—	(585,818)	(5,922,033)
Class C
Shares sold	14,091	116,902	65,549	539,934
Distributions reinvested	42,405	337,540	98,806	822,069
Shares redeemed	(630,654)	(5,469,988)	(167,612)	(1,405,391)
Net decrease	(574,158)	(5,015,546)	(3,257)	(43,388)
Institutional Class
Shares sold	156,886	1,436,706	1,417,934	13,535,588
Distributions reinvested	397,979	3,426,600	421,960	3,763,886
Shares redeemed	(446,772)	(4,104,697)	(1,662,813)	(14,889,704)
Net increase	108,093	758,609	177,081	2,409,770
Total net increase (decrease)	918,898	7,462,846	(264,076)	(2,299,197)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$8.79	0.05	1.03	1.08	(0.12)	(0.89)	(1.01)
Year Ended 7/31/2025	$9.16	0.13	0.48	0.61	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2024	$8.43	0.12	1.22	1.34	(0.13)	(0.48)	(0.61)
Year Ended 7/31/2023	$8.68	0.11	0.62	0.73	(0.13)	(0.85)	(0.98)
Year Ended 7/31/2022	$11.21	0.13	0.18	0.31	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.09	0.14	3.12	3.26	(0.14)	—	(0.14)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$8.32	0.02	0.96	0.98	(0.05)	(0.89)	(0.94)
Year Ended 7/31/2025	$8.71	0.05	0.47	0.52	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2024	$8.05	0.06	1.15	1.21	(0.07)	(0.48)	(0.55)
Year Ended 7/31/2023	$8.33	0.05	0.58	0.63	(0.06)	(0.85)	(0.91)
Year Ended 7/31/2022	$10.86	0.06	0.17	0.23	(0.18)	(2.58)	(2.76)
Year Ended 7/31/2021	$7.84	0.07	3.03	3.10	(0.08)	—	(0.08)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$8.98	0.06	1.05	1.11	(0.14)	(0.89)	(1.03)
Year Ended 7/31/2025	$9.33	0.15	0.50	0.65	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2024	$8.58	0.15	1.23	1.38	(0.15)	(0.48)	(0.63)
Year Ended 7/31/2023	$8.82	0.13	0.63	0.76	(0.15)	(0.85)	(1.00)
Year Ended 7/31/2022	$11.35	0.16	0.17	0.33	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.19	0.17	3.15	3.32	(0.16)	—	(0.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Disciplined Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$8.86	12.92%	1.13% (c)	0.96% (c),(d)	1.17%	25%	$143,818
Year Ended 7/31/2025	$8.79	6.72%	1.10% (c)	0.90% (c),(d)	1.49%	58%	$130,530
Year Ended 7/31/2024	$9.16	17.19%	1.22% (c)	0.95% (c),(d)	1.47%	60%	$134,589
Year Ended 7/31/2023	$8.43	9.59%	1.26% (c)	1.04% (c),(d)	1.36%	60%	$50,501
Year Ended 7/31/2022	$8.68	2.26%	1.22% (c)	1.02% (c),(d)	1.32%	66%	$53,946
Year Ended 7/31/2021	$11.21	40.74%	1.31% (c)	1.09% (c),(d)	1.46%	79%	$65,698
Class C
Six Months Ended 1/31/2026 (Unaudited)	$8.36	12.34%	1.95% (c)	1.78% (c),(d)	0.39%	25%	$3,213
Year Ended 7/31/2025	$8.32	5.94%	1.95% (c)	1.75% (c),(d)	0.64%	58%	$7,970
Year Ended 7/31/2024	$8.71	16.23%	1.99% (c)	1.74% (c),(d)	0.69%	60%	$8,376
Year Ended 7/31/2023	$8.05	8.72%	2.01% (c)	1.79% (c),(d)	0.61%	60%	$7,788
Year Ended 7/31/2022	$8.33	1.52%	1.97% (c)	1.77% (c),(d)	0.60%	66%	$9,139
Year Ended 7/31/2021	$10.86	39.78%	2.06% (c)	1.84% (c),(d)	0.71%	79%	$8,389
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$9.06	12.92%	0.95% (c)	0.78% (c),(d)	1.35%	25%	$34,823
Year Ended 7/31/2025	$8.98	7.00%	0.95% (c)	0.76% (c),(d)	1.64%	58%	$33,520
Year Ended 7/31/2024	$9.33	17.41%	0.99% (c)	0.74% (c),(d)	1.70%	60%	$33,192
Year Ended 7/31/2023	$8.58	9.85%	1.01% (c)	0.79% (c),(d)	1.61%	60%	$33,223
Year Ended 7/31/2022	$8.82	2.53%	0.97% (c)	0.77% (c),(d)	1.59%	66%	$35,943
Year Ended 7/31/2021	$11.35	41.04%	1.07% (c)	0.84% (c),(d)	1.75%	79%	$38,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund  | 2026
13

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Disciplined Value Fund  | 2026
15

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
16
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	13,973 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	180,590

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(45,595)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,451,402
Columbia Disciplined Value Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
18
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Value Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $822.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $59,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced. For Class A shares, the Fund currently pays the distribution fees up to the point where the Distributor’s expenses are fully recovered.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	15,580
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.03
Class C	1.78
Institutional Class	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
140,618,000	43,320,000	(2,123,000)	41,197,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $43,406,986 and $53,988,161, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Disciplined Value Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
22
Columbia Disciplined Value Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Disciplined Value Fund  | 2026
23

Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR179_07_T01_(03/26)

Columbia Floating Rate Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Floating Rate Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	6.671%	3,000,000	3,002,313
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	6.768%	2,000,000	2,000,000
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	6.418%	3,000,000	2,989,590
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	6.734%	3,000,000	3,005,943
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	6.618%	2,000,000	2,002,208
Market Street CLO Ltd. II(a),(b)
Series 2025-2A Class D1
3-month Term SOFR + 3.250% Floor 3.250% 03/20/2038	3.870%	3,000,000	3,037,443
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	6.368%	3,000,000	3,005,868
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.318%	3,000,000	3,005,256
Regatta Funding Ltd.(a),(b)
Series 2021-1A Class D1R
3-month Term SOFR + 2.600% Floor 2.600% 04/15/2038	6.272%	3,000,000	3,002,589
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.168%	2,000,000	2,003,696
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2A Class DJR
3-month Term SOFR + 4.250% Floor 4.250% 01/24/2039	3.685%	4,000,000	4,003,964
Total Asset-Backed Securities — Non-Agency (Cost $31,029,496)			31,058,870

Common Stocks 0.6%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(c)	165,064	1,373,332
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(c)	198,952	415,810
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total		415,810
Total Communication Services		1,789,142
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(c)	16,135	326,734
Household Durables 0.0%
Serta Simmons Bedding LLC(c)	394	3,841
Total Consumer Discretionary		330,575
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(c),(e)	64,498	935,221
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		935,223
Total Energy		935,223
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	2,529
Total Financials		2,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.1%
Health Care Providers & Services 0.1%
Envision Healthcare(c)	33,311	514,239
Total Health Care		514,239
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	1,474	31,706
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	39,483
Total Industrials		71,189
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	8,710	479
Software 0.1%
Avaya Holdings Corp.(c)	6,992	104,705
Avaya Holdings Corp.(c)	33,749	505,392
Total		610,097
Total Information Technology		610,576
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $5,052,039)		4,253,475

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(d),(e),(f)	11.000%	1,053	1,053,000
Total Communication Services			1,053,000
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(d),(e)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $1,254,434)			1,053,000

Corporate Bonds & Notes 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(g)
05/15/2029	6.375%	1,500,000	1,518,125
Chemicals 0.3%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	968,871
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	956,431
Total			1,925,302
Finance Companies 0.6%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,407,222
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,572,910
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,235,211
Total			4,215,343
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,517,132
Total Corporate Bonds & Notes (Cost $8,839,547)			9,175,902

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
Invesco Senior Loan ETF	190,000	3,940,600
State Street SPDR Blackstone Senior Loan ETF	95,000	3,891,200
Total		7,831,800
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,831,800

Senior Loans 91.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
Bleriot US Bidco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	6.172%	740,625	739,966
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Goat Holdco LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.172%	1,993,627	1,991,853
Karman Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.172%	525,959	526,948
Karman Holdings, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/01/2032		192,702	193,908
TransDigm, Inc.(b),(h)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.172%	3,093,979	3,091,937
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.172%	779,291	778,613
Total			7,323,225
Airlines 0.7%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.918%	2,528,702	2,528,702
3-month Term SOFR + 3.250% 05/28/2032	6.918%	330,907	331,238
American Airlines, Inc.(b),(h)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	2,241,321	2,237,130
Total			5,097,070
Automotive 0.8%
American Axle & Manufacturing, Inc.(b),(h)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.793%	1,316,426	1,317,664
Clarios Global LP(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.172%	3,815,085	3,807,951
1-month Term SOFR + 2.750% 01/28/2032	6.422%	364,024	364,137
First Brands Group LLC(h),(j)
1st Lien Term Loan
03/30/2027	9.552%	578,191	1,544
03/30/2027	9.552%	1,331,185	3,554
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Brands Group LLC(b),(h)
Debtor in Possession Term Loan
1-month Term SOFR + 8.450% 06/29/2026	5.238%	762,630	102,955
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.688%	2,190,050	9,592
Total			5,607,397
Brokerage/Asset Managers/Exchanges 3.5%
Aretec Group, Inc.(b),(h)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.672%	3,332,522	3,314,627
Chicago US Midco III LP(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.250% 10/30/2032	1.250%	193,296	192,693
Chicago US Midco III LP(b),(h)
Term Loan
1-month Term SOFR + 2.500% 10/30/2032	6.172%	1,301,528	1,297,467
DRW Holdings LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.172%	1,188,000	1,168,695
Focus Financial Partners LLC(b),(h),(i)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.172%	2,517,665	2,500,217
GIH Borrower LLC(b),(h)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.172%	2,227,500	2,228,614
GTCR Everest Borrower LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.422%	2,475,062	2,470,805
Jefferies Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.430%	2,093,326	2,085,476
June Purchaser LLC(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	237,910	238,038
June Purchaser LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.422%	1,416,753	1,417,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 07/30/2032	6.595%	1,851,409	1,834,987
PEX Holdings LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.422%	4,054,086	4,047,316
VFH Parent LLC(b),(h)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.172%	1,793,413	1,788,176
Total			24,584,629
Building Materials 3.7%
Cornerstone Building Brands, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.030%	1,795,327	1,380,912
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.180%	177,069	120,481
DG Investment Intermediate Holdings 2, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.922%	436,612	437,157
Green Infrastructure Partners, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.422%	1,980,295	1,979,067
Johnstone Supply LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.177%	2,949,901	2,947,866
Kodiak BP LLC(b),(h)
Term Loan
1-month Term SOFR + 3.750% 12/04/2031	7.422%	3,047,882	2,991,130
LBM Acquisition LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.521%	1,874,303	1,800,418
1-month Term SOFR + 5.000% 06/06/2031	8.671%	1,066,783	1,065,151
Madison Safety & Flow LLC(b),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.174%	649,038	650,012
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Park River Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.161%	787,195	785,967
Quikrete Holdings, Inc.(b),(h)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.922%	1,905,449	1,905,449
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.922%	1,472,594	1,473,434
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.922%	1,085,204	1,084,390
Smyrna Ready Mix Concrete LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.672%	1,767,401	1,764,095
Specialty Building Products Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.522%	989,675	937,143
White Cap Supply Holdings LLC(b),(h)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.922%	4,212,758	4,199,615
Total			25,522,287
Cable and Satellite 1.4%
Iridium Communications, Inc.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.922%	1,125,151	1,062,469
Sunrise Financing Partnership(b),(h)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.129%	3,265,518	3,253,599
Telesat Canada(b),(h)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.834%	4,156,123	3,284,833
Virgin Media Bristol LLC(b),(h)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.045%	1,975,000	1,970,438
Total			9,571,339
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.9%
A-AP Buyer, Inc.(b),(e),(h)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.417%	1,180,151	1,181,626
Chemours Co. (The)(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.172%	2,684,238	2,664,106
Ineos Quattro Holdings UK Ltd.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.022%	1,107,923	765,387
Ineos US Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.922%	1,477,528	1,063,820
1-month Term SOFR + 3.000% 02/07/2031	6.672%	2,015,597	1,404,206
Innophos Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.036%	2,617,056	2,550,321
Lummus Technology Holdings V LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.172%	4,221,566	4,223,550
Olympus Water US Holding(b),(h)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.922%	642,493	631,519
Olympus Water US Holding Corp.(b),(h)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.672%	2,295,202	2,259,626
Rockpoint Gas Storage Partners LP(b),(h)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.172%	2,224,193	2,225,928
Tronox Finance LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.172%	1,985,611	1,603,937
USALCO LLC(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	143,822	143,418
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USALCO LLC(b),(h)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.172%	1,381,994	1,378,111
W. R. Grace Holdings LLC(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	6.689%	920,888	916,670
Windsor Holdings III LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.422%	3,847,926	3,855,160
Total			26,867,385
Construction Machinery 0.1%
Engineered Machinery Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.922%	600,353	602,280
Consumer Cyclical Services 4.7%
Allied Universal Holdco LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.922%	2,720,652	2,723,318
AmSpec Parent LLC(b),(h)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.172%	1,857,707	1,854,604
Arches Buyer, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.022%	2,774,018	2,760,648
Conservice Midco LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.422%	3,734,150	3,730,267
Corporation Service Co.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.672%	2,299,729	2,280,319
Cushman & Wakefield US Borrower LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.422%	1,666,019	1,675,399
Ensemble RCM LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.667%	1,670,404	1,654,752
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(e),(h)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	6.792%	2,434,726	2,437,769
GBT US III LLC(b),(h)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/28/2031	5.668%	1,980,000	1,969,942
OMNIA Partners LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.455%	1,975,050	1,975,307
Prime Security Services Borrower LLC(b),(h)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.688%	1,309,878	1,306,328
Raven Acquisition Holdings LLC(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	254,922	252,118
Raven Acquisition Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.672%	3,542,135	3,503,171
Rosen International SARL(b),(h)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.922%	2,968,002	2,965,895
WW International, Inc.(b),(h)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.489%	1,424,461	1,254,864
Total			32,344,701
Consumer Products 1.8%
Bombardier Recreational Products, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.922%	2,873,037	2,879,875
1-month Term SOFR + 2.250% 01/22/2031	5.922%	970,029	971,135
Osmosis Buyer Ltd.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.773%	2,958,656	2,957,975
Recess Holdings, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.418%	1,980,662	1,986,228
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRAM LLC(b),(h)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.926%	2,735,732	2,735,732
SWF Holdings I Corp.(b),(h)
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	7.786%	1,132,522	781,440
Total			12,312,385
Diversified Manufacturing 3.9%
Columbus McKinnon Corp.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.500% 01/21/2033		2,408,880	2,390,814
CompoSecure Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.928%	592,784	590,935
EMRLD Borrower LP(b),(h)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.072%	2,467,823	2,463,850
6-month Term SOFR + 2.250% 08/04/2031	6.122%	594,550	593,438
Filtration Group Corp.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.422%	1,323,977	1,324,811
Gates Corp.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	5.422%	799,584	800,048
Hobbs & Associates LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	6.422%	1,492,161	1,492,787
Madison IAQ LLC(b),(h)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.128%	3,594,487	3,592,258
6-month Term SOFR + 2.750% 11/08/2032	6.378%	670,584	671,214
Resilience Parent LLC(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/21/2033		1,305,006	1,303,374
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tiger Acquisition LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.173%	2,130,596	2,124,822
TK Elevator Midco GmbH(b),(h)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	4,557,111	4,564,858
Vertiv Group Corp.(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 08/12/2032	5.450%	1,846,066	1,850,460
WEC US Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.700%	3,049,009	3,044,161
Total			26,807,830
Electric 3.6%
Astoria Project Partners LLC/Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	6.422%	750,607	751,778
Bayonne Energy Center LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.672%	1,696,158	1,699,686
Carroll County Energy LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.422%	2,540,173	2,554,779
Compass Power Generation LLC(b),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.922%	861,670	865,332
Constellation Renewables LLC(b),(h)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.822%	1,893,829	1,894,415
Cornerstone Generation LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	6.917%	1,722,990	1,734,482
CPV Fairview LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.172%	460,255	459,910
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.672%	3,036,346	3,033,097
Hamilton Projects Acquiror LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.172%	2,634,865	2,644,272
Invenergy Thermal Operating I LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	1,061,368	1,071,982
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	66,976	67,646
Lackawanna Energy Center LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	6.675%	634,530	637,544
New Frontera Holdings LLC(b),(h)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.434%	3,442,275	3,334,704
Oregon Clean Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/12/2030	7.172%	991,504	993,983
South Field Energy LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	1,901,152	1,909,859
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	114,904	115,431
West Deptford Energy Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.672%	1,026,892	1,022,404
Total			24,791,304
Environmental 1.7%
EnergySolutions LLC/Envirocare of Utah LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.922%	3,455,842	3,455,842
GFL Environmental Services, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.273%	1,995,000	1,993,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Group Services, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.417%	1,331,863	1,336,298
Reworld Holding Corp.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.925%	670,046	669,068
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.921%	2,514,133	2,514,133
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/31/2031	5.925%	108,883	108,724
Tidal Waste & Recycling Holdings LLC(b),(h)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.422%	1,719,067	1,725,084
Total			11,802,493
Finance Companies 0.8%
Neptune BidCo US, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 5.000% 01/28/2033		1,864,083	1,833,009
Orion Midco Ltd.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.150%	1,572,968	1,571,993
Red SPV LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.921%	1,066,908	1,066,247
Snacking Investments Bidco Pty Ltd.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.667%	740,880	742,546
Total			5,213,795
Food and Beverage 2.7%
A-AG US GSI Bidco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.672%	2,148,498	2,149,851
Aramark Intermediate HoldCo Corp.(b),(h)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.422%	1,023,518	1,024,798
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aspire Bakeries Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.672%	1,246,453	1,249,570
CHG PPC Parent LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.786%	1,229,660	1,231,198
Dechra Pharmaceuticals Holdings Ltd.(b),(h)
Tranche B1 Term Loan
6-month Term SOFR + 3.000% 01/27/2032	6.637%	4,294,263	4,295,336
Froneri International Ltd.(b),(h)
Tranche B6 Term Loan
6-month Term SOFR + 2.250% 08/02/2032	5.877%	1,851,965	1,847,910
Golden State Foods LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 12/14/2031	7.171%	2,865,525	2,871,055
Naked Juice LLC(b),(e),(h)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 03/24/2030	9.772%	1,000,000	250,000
Primo Brands Corp.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	5.922%	2,981,735	2,979,379
Utz Quality Foods LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.172%	989,093	986,313
Total			18,885,410
Gaming 4.6%
Caesars Entertainment, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.922%	2,596,669	2,577,194
ECL Entertainment LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.672%	1,980,148	1,976,188
Entain PLC(b),(h)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.922%	3,801,193	3,793,476
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.922%	2,594,238	2,586,585
Flutter Entertainment PLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	2,878,702	2,871,506
HRNI Holdings LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.086%	4,037,566	3,876,063
Jack Ohio Finance LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.672%	816,866	809,718
Light and Wonder International, Inc.(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.671%	1,865,907	1,858,910
Ontario Gaming GTA LP(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.922%	3,932,768	3,669,155
PCI Gaming Authority(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.672%	2,726,944	2,718,000
Peninsula Pacific Entertainment Development LLC(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.375% 08/16/2032	2.375%	303,362	304,120
Peninsula Pacific Entertainment Development LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.422%	1,294,345	1,297,581
Scientific Games Holdings LP(b),(h)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.652%	835,786	820,851
Voyager Parent LLC(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.911%	2,941,728	2,934,138
Total			32,093,485
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 3.9%
CHG Healthcare Services, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.417%	1,628,651	1,628,716
Cotiviti, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.450%	614,155	566,865
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.347%	2,705,423	2,709,941
Hopper Merger Sub, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		2,080,645	2,064,791
Mamba Purchaser, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/14/2031	6.673%	1,556,727	1,557,131
Medline Borrower LP(b),(h)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.422%	3,124,423	3,131,109
Paradigm Parent LLC(b),(h)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.172%	1,047,375	888,394
Parexel International, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.422%	2,190,566	2,188,748
Resonetics LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.421%	865,956	864,874
Star Parent, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	2,687,850	2,688,334
Surgery Center Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.172%	3,590,221	3,592,806
Upstream Newco, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.179%	1,713,404	1,543,692
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
US Fertility Enterprises LLC(b),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 12/09/2032		211,567	212,307
Term Loan
3-month Term SOFR + 3.500% 12/10/2032	7.167%	1,396,342	1,401,229
WS Audiology A/S(b),(h)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	2,223,836	2,222,457
Total			27,261,394
Healthcare Insurance 0.1%
Alera Group, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.422%	897,835	894,468
Home Construction 0.3%
Salas O’Brien, Inc.(b),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		79,149	79,544
Term Loan
1-month Term SOFR + 2.750% 01/22/2033		474,892	477,267
Tecta America Corp.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.422%	1,666,326	1,668,709
Total			2,225,520
Independent Energy 0.1%
Hilcorp Energy I LP(b),(h)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.425%	982,040	982,040
Leisure 2.0%
Alterra Mountain Co.(b),(e),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.172%	283,463	283,818
Alterra Mountain Co.(b),(h)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/18/2028	6.172%	1,168,882	1,169,373
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.396%	1,668,213	1,666,545
Bulldog Purchaser, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/28/2033		2,892,511	2,881,664
Cinemark USA, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.922%	3,776,106	3,778,145
Crown Finance US, Inc.(b),(h)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.188%	1,421,075	1,382,535
EOC Borrower LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.672%	615,379	614,917
Motion Acquisition Ltd.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.172%	1,980,075	1,686,153
TKO Worldwide Holdings LLC(b),(h)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.868%	635,962	636,731
Total			14,099,881
Lodging 1.0%
Hilton Grand Vacations Borrower LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.672%	1,734,345	1,729,384
SGH2 LLC(b),(h)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.172%	1,029,472	1,031,428
Travel + Leisure Co.(b),(h)
Term Loan
3-month Term SOFR + 2.000% 12/14/2029	5.738%	2,888,856	2,886,459
TRQ Sales LLC(b),(h)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.936%	1,642,182	1,631,919
Total			7,279,190
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.3%
Cengage Learning, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.671%	4,363,080	4,354,615
CMG Media Corp.(b),(h)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.272%	2,398,752	2,236,836
Creative Artists Agency LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.172%	4,342,136	4,332,497
Emerald X, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	6.922%	1,741,250	1,746,334
EW Scripps Co. (The)(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.140%	493,102	471,529
Gray Television, Inc.(b),(h)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	6.814%	1,553,669	1,545,621
Hubbard Radio LLC(b),(h)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	8.172%	1,991,461	398,949
NEP Group, Inc.(b),(h),(i)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.172%	1,529,956	1,396,774
Plano Holdco, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	2,201,595	2,069,499
Sinclair Television Group, Inc.(b),(e),(h)
Tranche B6 Term Loan
1-month Term SOFR + 3.300% 12/31/2029	7.234%	1,177,357	1,009,584
United Talent Agency LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/10/2032	6.680%	1,247,481	1,247,481
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.036%	2,028,125	2,010,379
Total			22,820,098
Midstream 2.6%
AL GCX Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.925%	895,724	893,808
CQP Holdco LP(b),(h)
Term Loan
1-month Term SOFR + 1.750% 10/30/2032	5.422%	3,942,289	3,923,681
GIP Pilot Acquisition Partners LP(b),(h)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.646%	2,820,336	2,819,461
ITT Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 10/11/2030	5.672%	3,560,940	3,555,385
Oryx Midstream Services Permian Basin LLC(b),(h)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.924%	2,636,865	2,636,127
Traverse Midstream Partners LLC(b),(h)
Term Loan
3-month Term SOFR + 2.500% 02/16/2028	6.167%	2,478,820	2,478,820
WhiteWater DBR Holdco LLC(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	5.938%	1,916,817	1,920,651
Total			18,227,933
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.675%	129,861	129,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Lealand Finance Co. BV(b),(h)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.786%	33,314	26,874
1-month Term SOFR + 1.000% 12/31/2027	4.786%	510,631	415,653
Total			442,527
Other Financial Institutions 3.4%
19th Holdings Golf LLC(b),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.032%	1,715,857	1,712,648
Acuren Delaware Holdco, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.422%	1,402,297	1,401,862
Apex Group Treasury LLC(b),(h)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.387%	2,371,984	2,182,226
BCP VI Summit Holdings LP(b),(h)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.700%	2,125,557	2,121,135
BradyPLUS Holdings LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% 12/29/2032	7.190%	1,940,736	1,927,792
Chrysaor Bidco SARL(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.900%	1,052,729	1,055,887
Citco Funding LLC(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.000% 01/21/2033		951,144	950,554
Emerald 2 Ltd.(b),(h)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.922%	992,479	991,238
FinCo I LLC(b),(h)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.422%	1,814,531	1,811,937
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.672%	1,983,069	1,975,216
Lavender Dutch Borrow BV(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/27/2032	6.935%	1,520,224	1,524,024
Mariner Wealth Advisers LLC(b),(h)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.936%	952,722	951,293
Opal US LLC(b),(h)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.686%	3,269,507	3,267,480
Trans Union LLC(b),(h)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.422%	1,829,640	1,829,640
Total			23,702,932
Other Industry 4.3%
Aramark Intermediate HoldCo Corp.(b),(h)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.422%	399,668	400,068
Artera Services LLC(b),(h)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.172%	1,665,719	1,337,339
Brand Industrial Services, Inc.(b),(h)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.354%	954,339	840,840
Catawba Nation Gaming Authority(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.417%	3,454,547	3,520,184
Chariot Buyer LLC(b),(h),(i)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.422%	2,349,563	2,346,085
Dayforce, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/20/2032		6,814,145	6,609,720
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fugue Finance LLC(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/09/2032	6.572%	805,106	798,061
Grant Thornton Advisors LLC(b),(h)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.422%	2,005,729	1,974,039
Hillenbrand, Inc.(b),(h),(i)
Term Loan
3-month Term SOFR + 3.750% 01/12/2033		2,267,737	2,259,233
Hillman Group, Inc. (The)(b),(h)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	5.671%	1,339,309	1,339,871
MRP Buyer LLC(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/03/2032	5.461%	317,059	314,880
MRP Buyer LLC(b),(h)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.922%	2,488,698	2,471,601
WireCo WorldGroup, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.419%	3,559,061	3,545,715
Xplor T1 LLC(b),(h)
Term Loan
3-month Term SOFR + 3.500% 06/24/2032	7.292%	2,017,870	1,972,468
Total			29,730,104
Other REIT 0.1%
OEG Borrower LLC(b),(h)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.201%	593,144	594,135
Packaging 2.9%
Charter Next Generation, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.438%	4,242,370	4,240,589
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.847%	3,995,703	3,973,407
1-month Term SOFR + 3.250% 04/01/2032	6.922%	717,636	713,423
Flint Group Packaging Inks North America Holdings LLC(b),(h)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.033%	2,514,214	119,425
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.183%	3,008,054	2,850,131
LC Ahab US Bidco LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	6.672%	3,501,840	3,506,217
Owens-Brockway Glass Container, Inc.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.672%	1,292,002	1,293,216
Tosca Services LLC(b),(h)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.172%	1,566,580	1,582,246
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.272%	1,997,927	1,838,932
Total			20,117,586
Paper 0.3%
Verde Purchaser LLC(b),(h)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.672%	2,201,957	2,152,413
Pharmaceuticals 0.1%
Alkermes, Inc.(b),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/28/2031		483,281	484,489
Property & Casualty 2.7%
Alliant Holdings Intermediate LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.172%	3,349,264	3,337,742
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.172%	3,369,121	3,347,290
CRC Insurance Group LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.422%	1,511,755	1,505,617
Hub International Ltd.(b),(h)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.920%	1,262,931	1,261,895
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(h)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.172%	4,570,243	4,549,539
USI, Inc.(b),(h)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.922%	2,006,404	2,000,385
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.922%	2,930,023	2,926,361
Total			18,928,829
Restaurants 1.5%
Dave & Buster’s, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.125%	2,081,912	1,932,389
3-month Term SOFR + 3.250% 11/01/2031	7.072%	1,094,772	973,439
Flynn Restaurant Group LP(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.422%	676,348	675,671
IRB Holding Corp.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.172%	2,912,522	2,910,571
Whatabrands LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.172%	3,841,950	3,835,034
Total			10,327,104
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 2.3%
Belron Finance 2019 LLC(b),(h)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.120%	2,253,861	2,258,932
Great Outdoors Group LLC(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.922%	3,917,639	3,912,742
Harbor Freight Tools USA, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.922%	1,705,737	1,683,358
Mavis Tire Express Services Topco Corp.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.672%	2,754,694	2,753,097
PetSmart LLC(b),(h)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.671%	2,349,801	2,346,276
Restoration Hardware, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.286%	982,051	966,093
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.022%	2,370,948	2,359,093
Total			16,279,591
Supermarkets 0.2%
ACP Tara Holdings, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.973%	1,486,605	1,492,179
Technology 18.6%
Adeia, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.172%	2,564,520	2,561,314
Ahead DB Holdings LLC(b),(h)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	7.062%	2,727,900	2,681,007
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(b),(h)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.172%	1,617,552	1,603,140
Ascend Learning LLC(b),(h)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.672%	4,506,181	4,448,457
athenahealth Group, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.422%	4,511,914	4,448,928
Atlas CC Acquisition Corp.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.182%	2,855,386	584,069
Tranche C Term Loan
3-month Term SOFR + 1.000% 05/25/2029		414,394	84,764
Avaya, Inc.(b),(h)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.172%	1,785,034	1,633,860
Barracuda Parent LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	609,529	468,575
BCPE Pequod Buyer, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	2,087,222	2,075,909
Boxer Parent Co., Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.822%	2,974,047	2,855,085
Calabrio, Inc.(b),(h)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.835%	1,346,571	1,233,796
Central Parent LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.922%	2,984,929	2,381,555
Cloud Software Group, Inc.(b),(h)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.922%	2,409,567	2,334,268
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.922%	1,279,074	1,238,706
Cloudera, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.522%	3,244,850	2,774,347
Coherent Corp.(b),(h)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.422%	1,323,980	1,326,191
CoreLogic, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.286%	3,590,625	3,578,668
Cornerstone OnDemand, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.536%	1,740,957	1,453,699
Cotiviti, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.450%	3,889,580	3,590,588
Darktrace Finco US LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	3,286,273	3,195,900
DS Admiral Bidco LLC(b),(h)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.922%	1,911,901	1,840,204
Ellucian Holdings, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.172%	4,083,004	4,032,988
Flash Charm, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.354%	908,272	808,816
Flash Charm, Inc.(h)
2nd Lien Term Loan
03/02/2029	10.574%	836,452	724,326
Fortress Intermediate 3, Inc.(b),(h)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.675%	2,968,452	2,909,083
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Cloud Services Holdings I LLC(b),(h)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.172%	3,615,241	3,529,379
Icon Parent I, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.445%	2,601,531	2,556,004
Idemia Group SAS(b),(h)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.922%	3,269,301	3,224,348
IGT Holding IV AB(b),(h),(i)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.672%	3,166,643	3,127,060
ION Platform Finance US, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.422%	3,121,005	2,759,499
KnowBe4, Inc.(b),(e),(h)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.417%	1,887,934	1,812,416
Loyalty Ventures, Inc.(e),(h),(j)
Tranche B Term Loan
11/03/2027		2,716,857	217,349
McAfee Corp.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.672%	3,958,864	3,493,697
Mitchell International, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.672%	3,689,526	3,603,043
Mitnick Corporate Purchaser, Inc.(b),(h)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.517%	1,168,661	444,091
Neptune BidCo US, Inc.(b),(h)
Tranche A Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.517%	905,592	904,016
Nielsen Consumer, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.922%	4,627,912	4,587,418
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(b),(h)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	3,848,607	3,549,147
Ping Identity Holding Corp.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/15/2032	6.591%	1,876,117	1,858,144
PointClickCare Technologies, Inc.(b),(h)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.422%	1,985,025	1,970,971
Project Boost Purchaser LLC(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.422%	3,729,298	3,658,702
Proofpoint, Inc.(b),(h)
Tranche B 1st Lien Term Loan
6.7 x 3-month Term SOFR + 3.000% 08/31/2028	6.672%	4,667,705	4,629,804
Rackspace Finance LLC(b),(h)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.545%	2,847,373	760,961
Rocket Software, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.422%	1,958,401	1,866,611
Sabre GLBL, Inc.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.772%	1,042,284	813,639
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.772%	1,316,978	1,021,751
Sanmina Corp.(b),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.700%	1,726,538	1,730,855
Sophos Holdings SARL(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.286%	754,203	746,661
Sovos Compliance LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.922%	4,433,257	4,313,559
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(b),(h)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.672%	936,487	935,635
Storable, Inc.(b),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.922%	1,771,814	1,727,518
UKG, Inc.(b),(h)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	4,866,516	4,738,770
Ultra Clean Holdings, Inc.(b),(h)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.422%	1,360,841	1,363,400
Virtusa Corp.(b),(h)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.922%	3,349,215	3,290,604
VS Buyer LLC(b),(h)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.917%	1,651,277	1,630,636
World Wide Technology Holding Co. LLC(b),(h)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.672%	1,487,513	1,491,231
Total			129,225,162
Tobacco 0.1%
Savor Acquisition, Inc.(b),(h)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	442,945	443,778
Transportation Services 2.2%
Apple Bidco LLC(b),(h)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.172%	3,656,395	3,655,554
Beacon Mobility Corp.(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	5.490%	334,382	334,104
Beacon Mobility Corp.(b),(h)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	6.922%	2,440,985	2,438,959
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Student Bidco, Inc.(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	3,416,303	3,409,914
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	625,098	623,379
Signature Aviation US Holdings, Inc.(b),(h)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.215%	3,075,346	3,073,439
Student Transportation of America Holdings, Inc(b),(h),(i),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		86,136	86,486
Student Transportation of America Holdings, Inc(b),(h)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%	1,340,517	1,345,960
Total			14,967,795
Wireless 0.6%
Crown Subsea Communications Holding, Inc.(b),(h)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.172%	4,037,163	4,043,461
Total Senior Loans (Cost $657,132,714)			636,279,485

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(c) 08/01/2028	32,155	267,530
Total Communication Services		267,530
Total Warrants (Cost $184,248)		267,530

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(l),(m)	23,794,799	23,787,660
Total Money Market Funds (Cost $23,788,404)		23,787,660
Total Investments in Securities (Cost: $735,265,632)		713,707,722
Other Assets & Liabilities, Net		(19,448,956)
Net Assets		694,258,766
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $38,827,550, which represents 5.59% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $1,053,004, which represents 0.15% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Perpetual security with no specified maturity date.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
The stated interest rate represents the weighted average interest rate at January 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security in default.
(k)
At January 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 5.490%	130,409
Chicago US Midco III LP Delayed Draw Term Loan 10/30/2032 1.250%	193,296
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	237,910
MRP Buyer LLC Delayed Draw Term Loan 06/03/2032 5.461%	126,108
Peninsula Pacific Entertainment Development LLC Delayed Draw Term Loan 08/16/2032 2.375%	303,362
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	254,922
Student Transportation of America Holdings, Inc Delayed Draw Term Loan 06/24/2032	86,136
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Borrower	Unfunded Commitment ($)
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	143,822

(l)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	38,135,320	107,924,524	(122,271,499)	(685)	23,787,660	(1,146)	605,095	23,794,799
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	31,058,870	—	31,058,870
Common Stocks
Communication Services	1,789,142	—	0 *	1,789,142
Consumer Discretionary	326,734	3,841	—	330,575
Energy	—	—	935,223	935,223
Financials	—	2,529	—	2,529
Health Care	—	514,239	—	514,239
Industrials	—	39,483	31,706	71,189
Information Technology	—	610,097	479	610,576
Materials	—	—	2	2
Total Common Stocks	2,115,876	1,170,189	967,410	4,253,475
Convertible Preferred Stocks
Communication Services	—	—	1,053,000	1,053,000
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	1,053,000	1,053,000
Corporate Bonds & Notes	—	9,175,902	—	9,175,902
Exchange-Traded Fixed Income Funds	7,831,800	—	—	7,831,800
Senior Loans	—	629,086,923	7,192,562	636,279,485
Warrants
Communication Services	—	267,530	—	267,530
Total Warrants	—	267,530	—	267,530
Money Market Funds	23,787,660	—	—	23,787,660
Total Investments in Securities	33,735,336	670,759,414	9,212,972	713,707,722

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2026 ($)
Common Stocks	12,096	-	-	407,081	-	-	548,233	-	967,410
Convertible Preferred Stocks	-	-	-	-	1,053,000	-	-	-	1,053,000
Rights	488,703	-	(145,380)	(159,075)	-	(184,248)	-	-	-
Senior Loans	9,096,792	59,651	15,208	(188,891)	-	(3,520,288)	7,920,069	(6,189,979)	7,192,562
Total	9,597,591	59,651	(130,172)	59,115	1,053,000	(3,704,536)	8,468,302	(6,189,979)	9,212,972
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2026 was $231,264, which is comprised of Common stock of $407,081 and Senior Loans of $(175,817).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at January 31, 2026:
	Valuation Technique	Value ($)
Common Stocks
Communication Services	Market Approach	0
Energy	Market Approach	2
Energy	Single Market Quotes from Broker	935,221
Industrials	Single Market Quotes from Broker	31,706
Information Technology	Single Market Quotes from Broker	479
Materials	Market Approach	2
Convertible Preferred Stocks
Communication Services	Market Approach	1,053,000
Information Technology	Market Approach	0
Senior Loans	Single Market Quotes from Broker	7,192,562
Total		9,212,972
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $711,477,228)	$689,920,062
Affiliated issuers (cost $23,788,404)	23,787,660
Cash	3,712,385
Receivable for:
Investments sold on a delayed delivery basis	5,363,619
Capital shares sold	3,889,397
Dividends	71,392
Interest	2,473,797
Expense reimbursement due from Investment Manager	381
Prepaid expenses	3,781
Other assets	9,416
Total assets	729,231,890
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	29,551,386
Capital shares redeemed	1,236,734
Distributions to shareholders	3,920,463
Management services fees	12,291
Distribution and/or service fees	1,753
Transfer agent fees	37,365
Compensation of chief compliance officer	60
Compensation of board members	1,013
Other expenses	59,921
Deferred compensation of board members	152,138
Total liabilities	34,973,124
Net assets applicable to outstanding capital stock	$694,258,766
Represented by
Paid in capital	837,847,808
Total distributable earnings (loss)	(143,589,042)
Total - representing net assets applicable to outstanding capital stock	$694,258,766
Class A
Net assets	$163,189,895
Shares outstanding	4,965,201
Net asset value per share	$32.87
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$33.89
Class C
Net assets	$23,261,027
Shares outstanding	707,604
Net asset value per share	$32.87
Institutional Class
Net assets	$291,263,182
Shares outstanding	8,874,221
Net asset value per share	$32.82
Institutional 2 Class
Net assets	$123,808,988
Shares outstanding	3,751,959
Net asset value per share	$33.00
Institutional 3 Class
Net assets	$92,735,674
Shares outstanding	2,822,922
Net asset value per share	$32.85
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$282,441
Dividends — affiliated issuers	605,095
Interest	26,413,593
Interfund lending	2,415
Total income	27,303,544
Expenses:
Management services fees	2,359,211
Distribution and/or service fees
Class A	215,151
Class C	127,173
Transfer agent fees
Class A	70,373
Class C	10,397
Institutional Class	131,852
Institutional 2 Class	20,644
Institutional 3 Class	1,902
Custodian fees	6,830
Printing and postage fees	21,953
Registration fees	47,129
Accounting services fees	27,106
Legal fees	15,259
Compensation of chief compliance officer	60
Compensation of board members	9,481
Deferred compensation of board members	18,762
Other	51,042
Total expenses	3,134,325
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,072)
Total net expenses	3,015,253
Net investment income	24,288,291
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,204,920)
Investments — affiliated issuers	(1,146)
Net realized loss	(3,206,066)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(10,117,796)
Investments — affiliated issuers	(685)
Net change in unrealized appreciation (depreciation)	(10,118,481)
Net realized and unrealized loss	(13,324,547)
Net increase in net assets resulting from operations	$10,963,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$24,288,291	$56,812,382
Net realized loss	(3,206,066)	(6,567,950)
Net change in unrealized appreciation (depreciation)	(10,118,481)	2,636,341
Net increase in net assets resulting from operations	10,963,744	52,880,773
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,728,488)	(13,558,636)
Advisor Class	—	(345,351)
Class C	(750,293)	(1,761,474)
Institutional Class	(11,135,276)	(24,459,611)
Institutional 2 Class	(3,967,531)	(8,342,142)
Institutional 3 Class	(3,322,290)	(6,866,372)
Total distributions to shareholders	(24,903,878)	(55,333,586)
Increase (decrease) in net assets from capital stock activity	(43,292,396)	167,752
Total decrease in net assets	(57,232,530)	(2,285,061)
Net assets at beginning of period	751,491,296	753,776,357
Net assets at end of period	$694,258,766	$751,491,296
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	319,824	10,647,386	749,465	25,062,147
Distributions reinvested	165,620	5,508,364	391,094	13,073,356
Shares redeemed	(898,021)	(29,904,984)	(1,906,232)	(63,654,735)
Net decrease	(412,577)	(13,749,234)	(765,673)	(25,519,232)
Advisor Class
Shares sold	—	—	261,176	8,766,170
Distributions reinvested	—	—	8,295	277,438
Shares redeemed	—	—	(746,436)	(25,057,364)
Net decrease	—	—	(476,965)	(16,013,756)
Class C
Shares sold	56,060	1,870,053	237,905	7,964,760
Distributions reinvested	21,671	720,886	49,303	1,648,231
Shares redeemed	(159,593)	(5,312,573)	(337,856)	(11,275,058)
Net decrease	(81,862)	(2,721,634)	(50,648)	(1,662,067)
Institutional Class
Shares sold	981,255	32,636,742	4,492,297	150,096,637
Distributions reinvested	303,612	10,084,813	657,367	21,940,051
Shares redeemed	(2,616,655)	(86,984,796)	(4,993,875)	(166,416,925)
Net increase (decrease)	(1,331,788)	(44,263,241)	155,789	5,619,763
Institutional 2 Class
Shares sold	692,104	23,135,534	4,275,228	144,117,555
Distributions reinvested	92,776	3,096,606	216,194	7,255,283
Shares redeemed	(279,910)	(9,370,794)	(3,580,289)	(119,363,986)
Net increase	504,970	16,861,346	911,133	32,008,852
Institutional 3 Class
Shares sold	131,687	4,394,712	248,528	8,315,148
Distributions reinvested	96,682	3,213,469	199,573	6,667,349
Shares redeemed	(211,225)	(7,027,814)	(277,374)	(9,248,305)
Net increase	17,144	580,367	170,727	5,734,192
Total net increase (decrease)	(1,304,113)	(43,292,396)	(55,637)	167,752
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$33.51	1.08	(0.61)	0.47	(1.11)	(1.11)
Year Ended 7/31/2025	$33.54	2.47	(0.10)	2.37	(2.40)	(2.40)
Year Ended 7/31/2024	$33.43	2.79	0.17	2.96	(2.85)	(2.85)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021(e)	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$33.52	0.96	(0.62)	0.34	(0.99)	(0.99)
Year Ended 7/31/2025	$33.54	2.21	(0.08)	2.13	(2.15)	(2.15)
Year Ended 7/31/2024	$33.44	2.53	0.16	2.69	(2.59)	(2.59)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021(e)	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$33.47	1.13	(0.63)	0.50	(1.15)	(1.15)
Year Ended 7/31/2025	$33.49	2.54	(0.08)	2.46	(2.48)	(2.48)
Year Ended 7/31/2024	$33.39	2.86	0.17	3.03	(2.93)	(2.93)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(e)	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$33.65	1.14	(0.62)	0.52	(1.17)	(1.17)
Year Ended 7/31/2025	$33.67	2.54	(0.06)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.56	2.90	0.16	3.06	(2.95)	(2.95)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021(e)	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$32.87	1.42%	1.03%	1.00%	6.49%	35%	$163,190
Year Ended 7/31/2025	$33.51	7.31%	1.06% (c)	1.00% (c)	7.39%	84%	$180,226
Year Ended 7/31/2024	$33.54	9.17%	1.02%	0.99%	8.29%	80%	$206,040
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (d)	3.33%	35%	$249,880
Year Ended 7/31/2021 (e)	$35.28	9.35%	1.06%	1.02% (d)	3.24%	75%	$212,382
Class C
Six Months Ended 1/31/2026 (Unaudited)	$32.87	1.01%	1.78%	1.75%	5.74%	35%	$23,261
Year Ended 7/31/2025	$33.52	6.55%	1.81% (c)	1.75% (c)	6.62%	84%	$26,462
Year Ended 7/31/2024	$33.54	8.32%	1.77%	1.74%	7.53%	80%	$28,181
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (d)	2.56%	35%	$31,167
Year Ended 7/31/2021 (e)	$35.29	8.56%	1.81%	1.77% (d)	2.52%	75%	$30,173
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$32.82	1.52%	0.78%	0.75%	6.74%	35%	$291,263
Year Ended 7/31/2025	$33.47	7.61%	0.82% (c)	0.75% (c)	7.62%	84%	$341,564
Year Ended 7/31/2024	$33.49	9.40%	0.77%	0.74%	8.54%	80%	$336,602
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (d)	3.66%	35%	$449,743
Year Ended 7/31/2021 (e)	$35.23	9.73%	0.81%	0.77% (d)	3.49%	75%	$249,552
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$33.00	1.55%	0.74%	0.71%	6.78%	35%	$123,809
Year Ended 7/31/2025	$33.65	7.65%	0.78% (c)	0.71% (c)	7.56%	84%	$109,254
Year Ended 7/31/2024	$33.67	9.46%	0.74%	0.71%	8.58%	80%	$78,649
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021 (e)	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$33.50	1.14	(0.62)	0.52	(1.17)	(1.17)
Year Ended 7/31/2025	$33.52	2.57	(0.09)	2.48	(2.50)	(2.50)
Year Ended 7/31/2024	$33.42	2.88	0.17	3.05	(2.95)	(2.95)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021(e)	$33.21	1.23	1.99	3.22	(1.16)	(1.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$32.85	1.55%	0.71%	0.67%	6.81%	35%	$92,736
Year Ended 7/31/2025	$33.50	7.69%	0.74% (c)	0.67% (c)	7.70%	84%	$93,986
Year Ended 7/31/2024	$33.52	9.48%	0.70%	0.67%	8.60%	80%	$88,333
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021 (e)	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.04
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $921,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	53,000
Class C	—	1.00 (b)	1,765

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	1.00	1.00
Class C	1.75	1.75
Institutional Class	0.75	0.75
Institutional 2 Class	0.71	0.72
Institutional 3 Class	0.67	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
735,266,000	2,973,000	(24,531,000)	(21,558,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,492,034)	(103,851,801)	(118,343,835)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $246,791,036 and $272,899,714, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	9,700,000	4.48	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 38.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia Floating Rate Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Floating Rate Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_T01_(03/26)

Columbia Global Opportunities Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Opportunities Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 2.4%
	Shares	Value ($)
United States 2.4%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	649,821	7,583,415
Total Alternative Strategies Funds (Cost $6,550,916)		7,583,415

Common Stocks 50.1%
Issuer	Shares	Value ($)
Australia 0.6%
Northern Star Resources Ltd.	38,787	713,033
Paladin Energy Ltd.(b)	50,312	471,717
Santos Ltd.	102,189	498,350
Whitehaven Coal Ltd.	18,610	113,700
Total		1,796,800
Austria 0.1%
Kontron AG	10,243	284,183
Belgium 0.0%
Galapagos NV, ADR(b)	3,569	120,918
Brazil 0.7%
Banco BTG Pactual SA	8,272	93,931
Cosan SA(b)	75,489	85,203
Embraer SA, ADR	5,447	400,137
Itaú Unibanco Holding SA, ADR	54,079	464,539
MercadoLibre, Inc.(b)	164	352,237
NU Holdings Ltd., Class A(b)	36,004	639,071
Petroleo Brasileiro SA, ADR	4,340	66,576
Total		2,101,694
Canada 0.6%
Celestica, Inc.(b),(c)	362	101,718
Finning International, Inc.	6,131	384,479
Lightspeed Commerce, Inc.(b)	6,955	75,114
Lithium Americas Corp.(b)	19,353	94,249
NexGen Energy Ltd.(b),(c)	21,436	269,451
Pan American Silver Corp.(c)	3,900	212,940
Vermilion Energy, Inc.	17,876	173,040
Whitecap Resources, Inc.	58,084	529,801
Total		1,840,792
Common Stocks (continued)
Issuer	Shares	Value ($)
China 1.8%
Alibaba Group Holding Ltd.	38,200	812,651
Atour Lifestyle Holdings Ltd., ADR	3,182	113,725
Bilibili, Inc.(b)	4,200	143,891
China Construction Bank Corp., Class H	155,000	156,508
China Hongqiao Group Ltd.	23,500	107,481
China Resources Land Ltd.	45,000	176,228
CITIC Securities Co., Ltd., Class A	17,400	70,256
CMOC Group Ltd., Class H	72,000	202,361
Contemporary Amperex Technology Co., Ltd., Class A	6,400	322,925
Eastroc Beverage Group Co., Ltd., Class A	3,630	130,677
Futu Holdings Ltd., ADR(b)	1,013	164,683
Fuyao Glass Industry Group Co., Ltd., Class A	14,000	124,355
Hansoh Pharmaceutical Group Co., Ltd.	26,000	128,133
Huatai Securities Co., Ltd., Class H	33,000	78,681
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(b)	7,200	63,117
Ping An Insurance Group Co. of China Ltd., Class H	121,500	1,126,955
Sieyuan Electric Co., Ltd., Class A	11,200	297,959
Tencent Holdings Ltd.	16,300	1,252,847
Tencent Music Entertainment Group, ADR	4,293	72,037
Trip.com Group Ltd., ADR	1,724	105,802
WuXi XDC Cayman, Inc.(b)	30,500	245,040
Total		5,896,312
Denmark 0.2%
ISS A/S	11,197	424,643
Novo Nordisk A/S, Class B	5,312	315,422
Total		740,065
Finland 0.2%
Amer Sports, Inc.(b)	2,953	108,168
Nokia OYJ	33,871	218,160
UPM-Kymmene OYJ	14,239	392,828
Total		719,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 0.7%
AXA SA	13,071	596,026
Cie de Saint-Gobain SA	3,761	371,232
Eiffage SA	3,319	492,232
Sanofi SA	5,546	523,119
TotalEnergies SE	3,976	289,170
Total		2,271,779
Germany 0.3%
Duerr AG	4,801	127,963
Fresenius Medical Care AG	6,108	274,976
KION Group AG	5,149	363,699
Siemens AG, Registered Shares	805	243,376
Total		1,010,014
Greece 0.7%
Eurobank SA	84,133	411,156
JUMBO SA	14,666	435,304
National Bank of Greece SA	50,262	887,348
Piraeus Bank SA(b)	40,577	409,314
Public Power Corp. SA	3,819	90,266
Total		2,233,388
Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	105,500	555,562
Damai Entertainment Holdings Ltd.(b)	440,000	55,540
Hong Kong Exchanges and Clearing Ltd.	2,600	143,341
WH Group Ltd.	276,546	326,351
Total		1,080,794
India 0.5%
360 ONE WAM Ltd.	17,875	220,503
Bajaj Finance Ltd.	12,584	127,317
Bharat Electronics Ltd.	23,041	112,566
Bharti Airtel Ltd.	12,835	275,272
Cholamandalam Investment and Finance Co., Ltd.	3,141	55,781
Eternal Ltd.(b)	40,464	120,613
HDFC Bank Ltd., ADR	2,107	68,225
ICICI Bank Ltd., ADR	11,249	329,483
Lodha Developers Ltd.	9,783	103,479
Phoenix Mills Ltd. (The)	12,283	223,274
Total		1,636,513
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.3%
AIB Group PLC	43,195	482,840
Flutter Entertainment PLC(b)	2,286	377,533
Total		860,373
Israel 0.2%
Check Point Software Technologies Ltd.(b)	3,774	677,471
Italy 0.3%
BPER Banca SPA	15,678	220,800
Buzzi SpA	9,060	515,710
PRADA SpA	63,700	326,487
Total		1,062,997
Japan 2.8%
Amano Corp.	6,600	167,505
Anycolor, Inc.	8,600	245,501
Furuno Electric Co., Ltd.	2,600	119,995
Hitachi Ltd.	12,400	430,282
IHI Corp.	8,400	194,344
ITOCHU Corp.	35,300	451,931
Kakaku.com, Inc.	14,000	191,075
Kinden Corp.	7,200	318,600
Macnica Holdings, Inc.	24,000	411,494
MatsukiyoCocokara & Co.	28,600	457,940
Mitsubishi UFJ Financial Group, Inc.	38,300	693,627
Niterra Co., Ltd.	9,600	419,730
Nomura Holdings, Inc.	37,200	337,119
Otsuka Corp.	13,000	257,744
Sankyo Co., Ltd.	32,500	508,382
Sanwa Holdings Corp.	11,000	249,164
SCREEN Holdings Co., Ltd.	2,100	267,442
Shimamura Co., Ltd.	6,000	402,150
Ship Healthcare Holdings, Inc.	11,500	189,565
Sumitomo Corp.	4,700	190,863
Sumitomo Metal Mining Co., Ltd.	6,100	344,701
Suzuken Co., Ltd.	11,800	475,654
Taisei Corp.	2,500	249,370
TBS Holdings, Inc.	13,700	531,189
TOPPAN Holdings, Inc.	9,600	296,542
Toyota Tsusho Corp.	8,600	313,205
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
USS Co., Ltd.	24,300	268,499
Total		8,983,613
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR(b)	3,510	267,357
Mexico 0.1%
BBB Foods, Inc., Class A(b)	6,184	215,760
Vista Energy SAB de CV, ADR(b)	962	58,191
Total		273,951
Netherlands 1.0%
ASM International NV	927	778,526
ASR Nederland NV	7,330	532,383
ING Groep NV	31,380	925,425
Koninklijke Ahold Delhaize NV	9,181	358,979
Prosus NV, Class N(b)	11,965	688,003
Total		3,283,316
Norway 0.2%
Norsk Hydro ASA	31,345	278,277
SalMar ASA	4,921	293,146
Total		571,423
Poland 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	37,093	964,821
Russian Federation —%
Detsky Mir PJSC(b),(d),(e),(f)	290,936	—
Lukoil PJSC(b),(d),(e),(f),(g)	2,750	—
Total		—
Singapore 0.2%
Sea Ltd. ADR(b)	1,359	158,310
Venture Corp., Ltd.	24,400	313,323
Total		471,633
South Africa 0.3%
Capitec Bank Holdings Ltd.	1,722	462,346
FirstRand Ltd.	31,850	181,668
Impala Platinum Holdings Ltd.	12,561	234,128
Total		878,142
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.6%
Coupang, Inc., Class A(b)	8,157	164,445
Doosan Co., Ltd.	223	130,690
Doosan Enerbility Co., Ltd.(b)	1,709	106,686
Hanwha Aerospace Co., Ltd.(b)	412	370,875
HD Hyundai Co., Ltd.	603	97,860
HD Hyundai Electric Co., Ltd.	620	379,840
HD Hyundai Heavy Industries Co., Ltd.	181	72,043
HD Hyundai Marine Solution Co., Ltd.	1,419	179,918
KB Financial Group, Inc.	1,982	185,514
Samsung Biologics Co., Ltd.(b)	84	101,515
Samsung Electronics Co., Ltd.	15,513	1,713,795
SK Hynix, Inc.	2,069	1,291,837
Youngone Corp.	4,355	275,024
Total		5,070,042
Spain 0.2%
Endesa SA	14,873	548,108
Switzerland 0.7%
Landis+Gyr Group AG(b)	2,909	204,354
Nestlé SA, Registered Shares	1,983	189,231
Novartis AG, Registered Shares	2,859	424,189
TE Connectivity PLC	6,950	1,548,321
Total		2,366,095
Taiwan 1.8%
Accton Technology Corp.	10,753	375,960
ASPEED Technology, Inc.	1,000	279,656
Chroma ATE, Inc.	4,000	122,826
Delta Electronics, Inc.	5,000	190,812
Elite Material Co., Ltd.	4,000	216,970
eMemory Technology, Inc.	1,000	57,595
Gold Circuit Electronics Ltd.	8,000	174,696
Jentech Precision Industrial Co., Ltd.	3,000	265,801
MediaTek, Inc.	4,000	221,882
Parade Technologies Ltd.	14,000	234,123
Taiwan Semiconductor Manufacturing Co., Ltd.	60,530	3,347,063
Unimicron Technology Corp.	36,000	427,925
Total		5,915,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.0%
BIM Birlesik Magazalar AS	9,783	149,296
United Arab Emirates 0.3%
ADNOC Drilling Co. PJSC	71,338	103,535
Emaar Properties PJSC	189,979	777,146
Total		880,681
United Kingdom 0.9%
Anglogold Ashanti PLC	3,642	338,233
AstraZeneca PLC, ADR	9,741	903,673
Imperial Brands PLC	8,354	351,852
JD Sports Fashion PLC	220,911	247,227
Marex Group PLC	1,574	62,141
Marks & Spencer Group PLC	134,795	676,024
TP Icap Group PLC	125,705	438,511
Total		3,017,661
United States 32.0%
ABM Industries, Inc.	2,930	134,897
ACADIA Pharmaceuticals, Inc.(b)	4,910	123,388
Advance Auto Parts, Inc.	1,863	89,443
AES Corp. (The)	14,912	218,461
Albemarle Corp.	523	89,240
Alphabet, Inc., Class C	19,183	6,494,021
Amazon.com, Inc.(b)	19,128	4,577,330
Ameren Corp.	10,610	1,095,801
Apple, Inc.	17,198	4,462,537
AT&T, Inc.	53,544	1,403,388
ATI, Inc.(b)	1,144	137,623
Atlantic Union Bankshares Corp.	8,324	323,304
Avient Corp.	3,399	122,874
Bank of America Corp.	37,165	1,977,178
Boston Scientific Corp.(b)	9,953	930,904
Brixmor Property Group, Inc.	9,676	259,220
Broadcom, Inc.	11,120	3,684,056
Burford Capital Ltd.	21,698	210,254
Cargurus, Inc.(b)	2,361	76,496
Carriage Services, Inc.	2,337	100,281
Casella Waste Systems, Inc., Class A(b)	1,290	130,135
Cencora, Inc.	1,937	695,809
Common Stocks (continued)
Issuer	Shares	Value ($)
Champion Homes, Inc.(b)	2,064	161,776
Charles Schwab Corp. (The)	15,187	1,578,233
Cintas Corp.	5,291	1,012,645
Citigroup, Inc.	17,419	2,015,553
Colgate-Palmolive Co.	7,697	694,962
Construction Partners, Inc., Class A(b)	1,278	140,427
Danaher Corp.	4,151	908,612
Diversified Energy Co.	14,737	197,328
Domo, Inc., Class B(b)	12,996	76,287
Doximity, Inc., Class A(b)	2,717	101,806
DTE Energy Co.	8,514	1,144,111
Eaton Corp. PLC	2,571	903,501
Eli Lilly & Co.	1,992	2,066,003
Empire State Realty Trust, Inc., Class A	24,027	159,299
Energy Fuels, Inc.(b),(c)	12,129	272,175
Energy Recovery, Inc.(b)	12,889	188,051
Entergy Corp.	11,493	1,102,064
EPAM Systems, Inc.(b)	674	140,596
Equinix, Inc.	1,669	1,370,132
EverQuote, Inc., Class A(b)	2,338	53,073
Figs, Inc., Class A(b)	14,194	153,437
First BanCorp	5,272	305,407
Formfactor, Inc.(b)	4,052	285,625
Freshpet, Inc.(b)	1,966	137,030
Galaxy Digital, Inc., Class A(b),(c)	3,066	86,645
Gap, Inc. (The)	48,806	1,365,592
General Dynamics Corp.	4,813	1,689,796
General Motors Co.	12,789	1,074,276
Gitlab, Inc., Class A(b)	3,236	113,195
Glaukos Corp.(b)	1,765	210,706
Goldman Sachs Group, Inc. (The)	1,953	1,826,856
Hanover Insurance Group, Inc. (The)	891	155,159
Hartford Insurance Group, Inc. (The)	12,126	1,637,738
Helmerich & Payne, Inc.	2,705	91,645
Herc Holdings Inc	383	54,899
Hilton Worldwide Holdings, Inc.	2,620	782,096
IDACORP, Inc.	1,675	222,423
Illumina, Inc.(b)	4,600	666,126
Impinj, Inc.(b)	1,159	160,058
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(b)	4,168	653,834
Installed Building Products, Inc.	634	182,681
Intuitive Surgical, Inc.(b)	1,595	804,231
Jazz Pharmaceuticals PLC(b)	2,252	370,432
JBS NV, Class A(b)	21,065	331,774
JBT Marel Corp.	610	95,959
JPMorgan Chase & Co.	8,970	2,743,833
Lam Research Corp.	4,109	959,287
Latham Group, Inc.(b)	9,512	59,830
Lazard, Inc.	2,449	131,560
Lear Corp.	1,090	127,628
LendingTree, Inc.(b)	5,392	305,511
Life Time Group Holdings, Inc.(b)	2,798	81,618
Lionsgate Studios Corp.(b)	10,430	98,459
Liquidity Services, Inc.(b)	3,031	96,992
Maravai LifeSciences Holdings, Inc., Class A(b)	9,025	30,324
MasterCard, Inc., Class A	3,184	1,715,507
Matthews International Corp., Class A	4,181	109,919
Merck & Co., Inc.	10,459	1,153,314
Meta Platforms, Inc., Class A	4,408	3,158,332
Micron Technology, Inc.	3,964	1,644,584
Microsoft Corp.	14,102	6,067,950
Middleby Corp. (The)(b)	1,028	151,291
Moelis & Co., ADR, Class A	3,348	239,951
NIKE, Inc., Class B	16,233	1,003,362
Nordic American Tankers Ltd.	20,527	85,392
NOV, Inc.	4,827	88,575
NPK International, Inc.(b)	20,390	281,586
nVent Electric PLC	11,311	1,269,773
NVIDIA Corp.	40,318	7,705,979
Ollie’s Bargain Outlet Holdings, Inc.(b)	653	72,032
OneSpan, Inc.	7,868	92,685
Owens & Minor, Inc.(b)	40,974	90,553
Palo Alto Networks, Inc.(b)	8,230	1,456,463
Parker-Hannifin Corp.	1,638	1,532,906
Personalis, Inc.(b)	26,104	244,594
Primo Brands Corp., Class A	38,293	725,269
Procter & Gamble Co. (The)	6,726	1,020,805
Progyny, Inc.(b)	10,648	254,168
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanex Building Products Corp.	9,506	177,952
Quanterix Corp.(b)	10,014	63,489
Quantum Computing, Inc.(b)	3,660	33,928
Republic Services, Inc.	4,461	959,517
Revolution Medicines, Inc.(b)	8,028	778,315
Roche Holding AG, Genusschein Shares	603	274,208
Royal Caribbean Cruises Ltd.	3,511	1,139,846
Scotts Miracle-Gro Co. (The), Class A	2,910	186,880
Serve Robotics, Inc.(b)	2,554	26,638
ServiceNow, Inc.(b)	11,177	1,307,821
Shell PLC	17,890	687,683
Shift4 Payments, Inc., Class A(b)	1,481	87,438
Sirius XM Holdings, Inc.	4,067	82,763
SiTime Corp.(b)	649	235,658
Six Flags Entertainment Corp.(b)	8,391	151,122
SkyWater Technology, Inc.(b)	5,200	164,632
Starwood Property Trust, Inc.	6,114	109,624
Structure Therapeutics, Inc., ADR(b)	590	52,186
Tesla, Inc.(b)	1,479	636,576
Tetra Technologies, Inc.(b)	28,024	319,474
TJX Companies, Inc. (The)	7,711	1,155,185
Unifirst Corp.	352	75,680
Uranium Energy Corp.(b)	3,379	58,254
Utz Brands, Inc.	11,038	116,341
Valero Energy Corp.	5,441	987,161
Vertex Pharmaceuticals, Inc.(b)	1,745	819,976
Viking Therapeutics, Inc.(b)	4,593	133,381
Voya Financial, Inc.	2,043	156,616
Walmart, Inc.	13,278	1,581,941
Xometry, Inc., Class A(b)	4,617	263,769
Zurn Elkay Water Solutions Corp.	1,093	50,398
Total		102,755,378
Vietnam 0.1%
Vietnam Technological & Commercial Joint Stock Bank	117,000	161,942
Total Common Stocks (Cost $116,668,112)		160,892,017

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
United States 1.6%
iShares MSCI Canada ETF	94,586	5,132,236
Total Exchange-Traded Equity Funds (Cost $2,315,465)		5,132,236

Exchange-Traded Fixed Income Funds 4.6%

United States 4.6%
iShares iBoxx $ High Yield Corporate Bond ETF	81,237	6,589,946
iShares JPMorgan USD Emerging Markets Bond ETF	83,138	8,029,468
Total		14,619,414
Total Exchange-Traded Fixed Income Funds (Cost $13,621,366)		14,619,414

Foreign Government Obligations(h),(i) 15.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.3%
Kingdom of Belgium Government Bond(j)
06/22/2055	3.500%	EUR	1,025,000	1,057,913
Canada 2.2%
Canadian Government Bond
06/01/2034	3.000%	CAD	4,870,000	3,498,537
12/01/2034	3.250%	CAD	850,000	619,917
06/01/2035	3.250%	CAD	3,833,000	2,785,495
Total				6,903,949
China 2.5%
China Development Bank
06/18/2030	3.090%	CNY	7,000,000	1,063,864
07/18/2032	2.960%	CNY	2,300,000	353,139
China Government Bond
11/21/2029	3.130%	CNY	20,220,000	3,108,234
05/21/2030	2.680%	CNY	5,000,000	755,455
05/25/2033	2.670%	CNY	3,000,000	460,950
08/25/2035	1.830%	CNY	16,000,000	2,306,637
Total				8,048,279
France 1.9%
French Republic Government Bond OAT(j)
02/25/2031	2.700%	EUR	1,825,000	2,161,508
11/25/2034	3.000%	EUR	2,005,000	2,323,595
05/25/2040	0.500%	EUR	1,635,000	1,229,976
05/25/2045	3.250%	EUR	44,000	46,503
05/25/2055	3.250%	EUR	500,000	484,221
Total				6,245,803
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 1.2%
Bundesrepublik Deutschland Bundesanleihe(j)
08/15/2034	2.600%	EUR	1,108,000	1,300,485
02/15/2035	2.500%	EUR	1,100,000	1,276,213
08/15/2056	2.900%	EUR	1,100,000	1,159,650
Total				3,736,348
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	756,639
Japan 1.3%
Japan Government 10-Year Bond
06/20/2034	1.100%	JPY	140,850,000	843,798
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	12,000,000	54,198
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	149,700,000	605,977
06/20/2048	0.700%	JPY	57,650,000	217,915
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	68,000,000	420,425
Japan Government Thirty Year Bond
06/20/2055	2.800%	JPY	110,000,000	610,118
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	78,850,000	474,241
Japan Government Twenty Year Bond
06/20/2045	2.500%	JPY	166,000,000	972,379
Total				4,199,051
Mexico 1.2%
Mexican Bonos
11/23/2034	7.750%	MXN	15,000,000	808,662
02/21/2036	8.000%	MXN	42,500,000	2,292,511
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	697,427
Total				3,798,600
Netherlands 0.6%
Netherlands Government Bond(j),(k)
07/15/2031	0.000%	EUR	435,000	449,952
Netherlands Government Bond(j)
07/15/2035	2.500%	EUR	1,400,000	1,603,648
Total				2,053,600
New Zealand 1.0%
New Zealand Government Bond
05/15/2034	4.250%	NZD	3,000,000	1,782,861
05/15/2035	4.500%	NZD	2,170,000	1,302,740
Total				3,085,601
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 1.7%
Sweden Government Bond(j)
06/01/2032	2.250%	SEK	12,000,000	1,330,906
05/11/2035	2.250%	SEK	34,000,000	3,670,407
Sweden Government Bond
03/30/2039	3.500%	SEK	3,910,000	466,450
Total				5,467,763
United Kingdom 1.1%
United Kingdom Gilt(j)
06/07/2032	4.250%	GBP	900,000	1,240,916
03/07/2035	4.500%	GBP	405,000	553,266
01/22/2044	3.250%	GBP	1,362,297	1,450,079
07/31/2054	4.375%	GBP	257,000	304,677
Total				3,548,938
Total Foreign Government Obligations (Cost $49,304,153)				48,902,484

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		968,729	965,739
Total Inflation-Indexed Bonds (Cost $961,646)				965,739

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
South Korea 0.1%
Samsung Electronics Co., Ltd.	4,582	371,147
Total Preferred Stocks (Cost $254,906)		371,147

Residential Mortgage-Backed Securities - Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.0%
Government National Mortgage Association TBA(l)
02/19/2056	3.500%	1,950,000	1,786,100
02/19/2056	4.000%	1,330,000	1,257,490
Uniform Mortgage-Backed Security TBA(l)
02/17/2041	2.500%	1,450,000	1,369,076
02/17/2041 - 03/13/2054	3.000%	2,475,000	2,300,000
03/13/2055	3.500%	1,150,000	1,062,344
03/13/2055	4.000%	1,025,000	977,803
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/13/2055	5.000%	3,200,000	3,194,618
03/12/2056	4.500%	900,000	880,636
Total			12,828,067
Total Residential Mortgage-Backed Securities - Agency (Cost $12,835,856)			12,828,067

U.S. Treasury Obligations 0.9%

United States 0.9%
U.S. Treasury
08/15/2034	3.875%	600,000	587,531
11/15/2034	4.250%	1,060,000	1,064,803
11/15/2035	4.000%	1,273,000	1,246,944
Total			2,899,278
Total U.S. Treasury Obligations (Cost $2,914,919)			2,899,278

Fixed Income Funds 2.9%
	Shares	Value ($)
United States 2.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	838,855	9,378,402
Total Fixed Income Funds (Cost $9,011,904)		9,378,402

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $19,647)	20,464

Money Market Funds 20.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(a),(m)	65,077,825	65,058,301
Total Money Market Funds (Cost $65,056,222)		65,058,301
Total Investments in Securities (Cost $279,515,112)		328,650,964
Other Assets & Liabilities, Net		(7,556,930)
Net Assets		$321,094,034
At January 31, 2026, securities and/or cash totaling $5,361,863 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
99,000 EUR	118,358 USD	Barclays	02/12/2026	963	—
1,108,672 USD	869,000 CHF	Barclays	02/12/2026	16,462	—
2,181,469 USD	1,615,000 GBP	Barclays	02/12/2026	28,397	—
3,590,000 EUR	4,275,015 USD	Barclays	03/11/2026	12,571	—
147,175 USD	3,000,000 CZK	Barclays	03/11/2026	—	(1,018)
11,867,339 USD	9,965,754 EUR	Barclays	03/11/2026	—	(34,900)
2,856,000 CAD	2,088,139 USD	Citi	02/12/2026	—	(10,066)
505,000 SGD	393,968 USD	Citi	02/12/2026	—	(3,247)
112,701,000 SEK	12,652,059 USD	Citi	03/11/2026	—	(22,716)
14,553,651 USD	2,229,750,365 JPY	Citi	03/11/2026	—	(103,598)
346,342 USD	10,747,000 THB	Citi	03/11/2026	—	(3,982)
282,000 PLN	78,530 USD	Goldman Sachs International	02/12/2026	—	(838)
113,064 USD	97,000 EUR	Goldman Sachs International	02/12/2026	1,961	—
1,976,000 CHF	2,564,735 USD	Goldman Sachs International	03/11/2026	—	(991)
648,971 USD	500,000 CHF	Goldman Sachs International	03/11/2026	251	—
361,917 USD	1,435,000 MYR	Goldman Sachs International	03/11/2026	2,528	—
1,587,041 USD	2,371,000 AUD	HSBC	02/12/2026	63,984	—
6,395,956,000 IDR	380,440 USD	HSBC	03/11/2026	—	(606)
4,893,000 NZD	2,931,445 USD	HSBC	03/11/2026	—	(18,466)
1,699,835 USD	11,864,000 CNY	HSBC	03/11/2026	4,323	—
1,248,328 USD	1,799,715,000 KRW	HSBC	03/11/2026	—	(6,320)
3,032,096 USD	5,061,000 NZD	HSBC	03/11/2026	19,100	—
266,301 USD	337,000 SGD	HSBC	03/11/2026	—	(742)
168,000 AUD	113,539 USD	JPMorgan	02/12/2026	—	(3,446)
90,000 CHF	113,312 USD	JPMorgan	02/12/2026	—	(3,215)
491,000 DKK	78,627 USD	JPMorgan	02/12/2026	657	—
178,392,000 JPY	1,148,789 USD	JPMorgan	02/12/2026	—	(4,741)
885,000 NZD	517,364 USD	JPMorgan	02/12/2026	—	(15,662)
302,770 USD	259,000 EUR	JPMorgan	02/12/2026	4,357	—
5,180,000 CAD	3,793,566 USD	JPMorgan	03/11/2026	—	(16,172)
6,862,000 GBP	9,404,440 USD	JPMorgan	03/11/2026	15,206	—
2,506,829 USD	3,423,000 CAD	JPMorgan	03/11/2026	10,687	—
875,345 USD	638,700 GBP	JPMorgan	03/11/2026	—	(1,415)
112,000 GBP	150,817 USD	Morgan Stanley	02/12/2026	—	(2,437)
563,210,000 KRW	393,440 USD	Morgan Stanley	02/12/2026	2,966	—
868,021,000 KRW	586,745 USD	Morgan Stanley	02/12/2026	—	(15,056)
14,742,000 TWD	466,274 USD	Morgan Stanley	02/12/2026	—	(1,364)
237,514 USD	2,390,000 NOK	Morgan Stanley	02/12/2026	10,648	—
61,770,000 MXN	3,558,415 USD	Morgan Stanley	03/11/2026	35,049	—
178,067 USD	555,000 ILS	Morgan Stanley	03/11/2026	1,032	—
7,833,750 USD	76,428,803 NOK	Morgan Stanley	03/11/2026	101,125	—
223,232 USD	790,000 PLN	Morgan Stanley	03/11/2026	—	(906)
167,000 AUD	112,344 USD	State Street	02/12/2026	—	(3,945)
366,000 CAD	264,801 USD	State Street	02/12/2026	—	(4,086)
17,964,000 JPY	113,518 USD	State Street	02/12/2026	—	(2,642)
311,446 USD	428,000 CAD	State Street	02/12/2026	2,991	—
75,200 USD	56,000 GBP	State Street	02/12/2026	1,427	—
75,272 USD	757,000 NOK	State Street	02/12/2026	3,330	—
436,514 USD	3,996,000 SEK	State Street	02/12/2026	12,288	—
1,263,098 USD	1,069,000 EUR	UBS	02/12/2026	4,544	—
2,638,387 USD	3,805,000 AUD	UBS	03/11/2026	11,034	—
78,796 USD	696,000 SEK	Wells Fargo	02/12/2026	—	(626)
254,079 USD	1,593,000 DKK	Wells Fargo	03/11/2026	—	(722)
Total				367,881	(283,925)

The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	03/2026	JPY	39,477,000	—	(3,840)
Bloomberg HY Credit	58	03/2026	USD	6,528,480	718	—
Bloomberg IG Credit	114	03/2026	USD	12,197,430	12,498	—
Bloomberg MSCI Euro Corporate Sustainable SRI Index	37	03/2026	EUR	6,351,790	49,852	—
CAC40 Index	79	02/2026	EUR	6,427,835	—	(211,790)
Canadian Government 10-Year Bond	31	03/2026	CAD	3,753,480	—	(25,905)
Euro-Bobl	4	03/2026	EUR	466,440	—	(229)
Euro-OAT	34	03/2026	EUR	4,145,620	35,694	—
Japanese 10-Year Government Bond	4	03/2026	JPY	526,440,000	—	(50,511)
MSCI EAFE Index	22	03/2026	USD	3,340,480	72,524	—
MSCI Emerging Markets Index	201	03/2026	USD	15,284,040	417,706	—
Russell 2000 Index E-mini	16	03/2026	USD	2,099,680	—	(12,931)
S&P 500 Index E-mini	30	03/2026	USD	10,448,625	38,758	—
S&P 500 Index E-mini	14	03/2026	USD	4,876,025	—	(26,453)
S&P/TSX 60 Index	60	03/2026	CAD	22,232,400	—	(312,903)
U.S. Long Bond	30	03/2026	USD	3,453,750	—	(53,262)
U.S. Treasury 10-Year Note	22	03/2026	USD	2,460,219	—	(26,621)
U.S. Treasury 5-Year Note	77	03/2026	USD	8,387,586	—	(55,467)
U.S. Treasury Ultra 10-Year Note	25	03/2026	USD	2,853,906	—	(40,192)
U.S. Treasury Ultra Bond	23	03/2026	USD	2,701,063	—	(65,446)
Total					627,750	(885,550)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(9)	03/2026	AUD	(982,367)	511	—
Euro STOXX 50 Index	(58)	03/2026	EUR	(3,451,580)	—	(116,851)
FTSE/MIB Index	(26)	03/2026	EUR	(5,935,280)	—	(216,078)
Total					511	(332,929)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	128,982	74	20.00	02/18/2026	11,447	11,692
CBOE Volatility Index	Morgan Stanley	USD	59,262	34	20.00	03/18/2026	8,200	8,772
Total							19,647	20,464

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Celestica, Inc.	Morgan Stanley	USD	(56,198)	(2)	350.00	02/20/2026	(1,005)	(640)
Energy Fuels, Inc.	Morgan Stanley	USD	(58,344)	(26)	25.00	02/20/2026	(6,219)	(3,562)
Energy Fuels, Inc.	Morgan Stanley	USD	(154,836)	(69)	30.00	02/20/2026	(2,744)	(3,830)
Galaxy Digital, Inc.	Morgan Stanley	USD	(36,738)	(13)	35.00	02/20/2026	(839)	(1,064)
NexGen Energy Ltd.	Morgan Stanley	USD	(61,593)	(49)	16.00	02/20/2026	(660)	(613)
NexGen Energy Ltd.	Morgan Stanley	USD	(76,677)	(61)	15.00	02/20/2026	(1,432)	(1,525)
NexGen Energy Ltd.	Morgan Stanley	USD	(91,761)	(73)	14.00	02/20/2026	(1,349)	(2,920)
Pan American Silver Corp.	Morgan Stanley	USD	(38,220)	(7)	80.00	02/20/2026	(1,359)	(228)
Pan American Silver Corp.	Morgan Stanley	USD	(54,600)	(10)	75.00	02/20/2026	(627)	(550)
Pan American Silver Corp.	Morgan Stanley	USD	(43,680)	(8)	70.00	02/20/2026	(957)	(560)
Total							(17,191)	(15,492)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
11

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.277	USD	2,300,000	23,327	—	—	23,327	—
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.495	USD	6,300,000	12,999	—	—	12,999	—
iTraxx Europe Main Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	0.514	EUR	9,550,000	37,905	—	—	37,905	—
Total								74,231	—	—	74,231	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.590%	Total return on Russell 1000 Growth Total Return	Monthly	Goldman Sachs International	01/29/2027	USD	6,501,304	50,559	—	—	—	50,559	—
Total return on Russell 1000 Value Index	SOFR plus 0.670%	Monthly	Goldman Sachs International	01/29/2027	USD	6,503,008	(16,365)	—	—	—	—	(16,365)
Total							34,194	—	—	—	50,559	(16,365)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.650%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,232,642	198,416	—	1,152,357	7,583,415	—	—	198,416	649,821
Columbia High Yield Bond Fund, Institutional 3 Class
	9,042,511	295,606	—	40,285	9,378,402	—	—	295,606	838,855
Columbia Short-Term Cash Fund, 3.776%
	57,219,726	120,396,224	(112,561,729)	4,080	65,058,301	—	(3,212)	1,324,154	65,077,825
Total	72,494,879			1,196,722	82,020,118	—	(3,212)	1,818,176

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At January 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			648,565	—

(f)	Valuation based on significant unobservable inputs.
(g)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $21,643,915, which represents 6.74% of total net assets.

(k)	Zero coupon bond.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
ADR	American Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
13

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Currency Legend (continued)
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	7,583,415	—	—	7,583,415
Common Stocks
Australia	—	1,796,800	—	1,796,800
Austria	—	284,183	—	284,183
Belgium	120,918	—	—	120,918
Brazil	2,101,694	—	—	2,101,694
Canada	1,840,792	—	—	1,840,792
China	586,924	5,309,388	—	5,896,312
Denmark	—	740,065	—	740,065
Finland	108,168	610,988	—	719,156
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Global Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
France	—	2,271,779	—	2,271,779
Germany	—	1,010,014	—	1,010,014
Greece	844,618	1,388,770	—	2,233,388
Hong Kong	—	1,080,794	—	1,080,794
India	397,708	1,238,805	—	1,636,513
Ireland	377,533	482,840	—	860,373
Israel	677,471	—	—	677,471
Italy	326,487	736,510	—	1,062,997
Japan	457,940	8,525,673	—	8,983,613
Kazakhstan	267,357	—	—	267,357
Mexico	273,951	—	—	273,951
Netherlands	—	3,283,316	—	3,283,316
Norway	—	571,423	—	571,423
Poland	—	964,821	—	964,821
Russian Federation	—	—	0 *	0 *
Singapore	158,310	313,323	—	471,633
South Africa	—	878,142	—	878,142
South Korea	439,469	4,630,573	—	5,070,042
Spain	548,108	—	—	548,108
Switzerland	1,548,321	817,774	—	2,366,095
Taiwan	—	5,915,309	—	5,915,309
Turkey	—	149,296	—	149,296
United Arab Emirates	103,535	777,146	—	880,681
United Kingdom	1,304,047	1,713,614	—	3,017,661
United States	101,793,487	961,891	—	102,755,378
Vietnam	161,942	—	—	161,942
Total Common Stocks	114,438,780	46,453,237	0 *	160,892,017
Exchange-Traded Equity Funds	5,132,236	—	—	5,132,236
Exchange-Traded Fixed Income Funds	14,619,414	—	—	14,619,414
Fixed Income Funds	9,378,402	—	—	9,378,402
Foreign Government Obligations	—	48,902,484	—	48,902,484
Inflation-Indexed Bonds	—	965,739	—	965,739
Preferred Stocks
South Korea	—	371,147	—	371,147
Total Preferred Stocks	—	371,147	—	371,147
Residential Mortgage-Backed Securities - Agency	—	12,828,067	—	12,828,067
U.S. Treasury Obligations	—	2,899,278	—	2,899,278
Call Option Contracts Purchased	20,464	—	—	20,464
Money Market Funds	65,058,301	—	—	65,058,301
Total Investments in Securities	216,231,012	112,419,952	0 *	328,650,964
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	367,881	—	367,881
Futures Contracts	628,261	—	—	628,261
Swap Contracts	—	124,790	—	124,790
Liability
Forward Foreign Currency Exchange Contracts	—	(283,925)	—	(283,925)
Futures Contracts	(1,218,479)	—	—	(1,218,479)
Call Option Contracts Written	(15,492)	—	—	(15,492)
Swap Contracts	—	(16,365)	—	(16,365)
Total	215,625,302	112,612,333	0 *	328,237,635

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
15

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Global Opportunities Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $198,876,423)	$246,610,382
Affiliated issuers (cost $80,619,042)	82,020,118
Option contracts purchased (cost $19,647)	20,464
Cash	589
Foreign currency (cost $1,385,156)	1,382,851
Margin deposits on:
Futures contracts	4,186,113
Swap contracts	500,827
Unrealized appreciation on forward foreign currency exchange contracts	367,881
Unrealized appreciation on swap contracts	50,559
Receivable for:
Investments sold	3,034,399
Investments sold on a delayed delivery basis	7,040,103
Capital shares sold	2,040
Dividends	332,590
Interest	644,537
Foreign tax reclaims	147,426
Variation margin for futures contracts	59,871
Prepaid expenses	3,169
Other assets	4,144
Total assets	346,408,063
Liabilities
Option contracts written, at value (premiums received $17,191)	15,492
Unrealized depreciation on forward foreign currency exchange contracts	283,925
Unrealized depreciation on swap contracts	16,365
Payable for:
Investments purchased	3,609,574
Investments purchased on a delayed delivery basis	19,864,800
Capital shares redeemed	78,711
Variation margin for futures contracts	1,104,854
Variation margin for swap contracts	3,241
Foreign capital gains taxes deferred	63,570
Management services fees	6,073
Distribution and/or service fees	2,140
Transfer agent fees	24,630
Compensation of chief compliance officer	26
Compensation of board members	733
Other expenses	67,402
Deferred compensation of board members	172,493
Total liabilities	25,314,029
Net assets applicable to outstanding capital stock	$321,094,034
Represented by
Paid in capital	269,950,962
Total distributable earnings (loss)	51,143,072
Total - representing net assets applicable to outstanding capital stock	$321,094,034
Class A
Net assets	$308,655,888
Shares outstanding	22,760,418
Net asset value per share	$13.56
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.39
Institutional Class
Net assets	$12,438,146
Shares outstanding	903,737
Net asset value per share	$13.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
17

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,688,078
Dividends — affiliated issuers	1,818,176
Interest	868,668
Interfund lending	1,262
European Union tax reclaim	42,628
Foreign taxes withheld	(89,590)
Total income	4,329,222
Expenses:
Management services fees	1,100,891
Distribution and/or service fees
Class A	387,077
Transfer agent fees
Class A	136,835
Institutional Class	5,336
Custodian fees	71,961
Printing and postage fees	17,698
Registration fees	24,950
Accounting services fees	30,327
Legal fees	10,736
Interest on collateral	2,593
Compensation of chief compliance officer	26
Compensation of board members	7,279
Deferred compensation of board members	21,391
Other	13,709
Total expenses	1,830,809
Net investment income	2,498,413
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,019,822
Investments — affiliated issuers	(3,212)
Foreign currency translations	42,497
Forward foreign currency exchange contracts	(963,443)
Futures contracts	1,987,922
Option contracts purchased	15,950
Option contracts written	27,668
Swap contracts	899,862
Net realized gain	22,027,066
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,907,472
Investments — affiliated issuers	1,196,722
Foreign currency translations	19,160
Forward foreign currency exchange contracts	742,442
Futures contracts	(751,295)
Option contracts purchased	817
Option contracts written	12,166
Swap contracts	(27,905)
Foreign capital gains tax	64,414
Net change in unrealized appreciation (depreciation)	6,163,993
Net realized and unrealized gain	28,191,059
Net increase in net assets resulting from operations	$30,689,472
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Global Opportunities Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$2,498,413	$4,966,111
Net realized gain	22,027,066	27,884,635
Net change in unrealized appreciation (depreciation)	6,163,993	(6,101,976)
Net increase in net assets resulting from operations	30,689,472	26,748,770
Distributions to shareholders
Net investment income and net realized gains
Class A	(47,009,809)	(1,422,405)
Institutional Class	(1,934,348)	(77,421)
Total distributions to shareholders	(48,944,157)	(1,499,826)
Increase (decrease) in net assets from capital stock activity	25,681,630	(43,195,011)
Total increase (decrease) in net assets	7,426,945	(17,946,067)
Net assets at beginning of period	313,667,089	331,613,156
Net assets at end of period	$321,094,034	$313,667,089
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
19

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	143,185	2,084,774	104,946	1,443,231
Distributions reinvested	3,571,584	46,752,039	104,685	1,414,289
Shares redeemed	(1,746,525)	(25,238,666)	(3,215,128)	(44,233,018)
Net increase (decrease)	1,968,244	23,598,147	(3,005,497)	(41,375,498)
Advisor Class
Shares sold	—	—	820	11,491
Shares redeemed	—	—	(81,355)	(1,135,026)
Net decrease	—	—	(80,535)	(1,123,535)
Institutional Class
Shares sold	190,677	2,890,418	353,194	4,925,469
Distributions reinvested	142,580	1,893,459	5,523	75,557
Shares redeemed	(184,131)	(2,700,394)	(409,097)	(5,697,004)
Net increase (decrease)	149,126	2,083,483	(50,380)	(695,978)
Total net increase (decrease)	2,117,370	25,681,630	(3,136,412)	(43,195,011)
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Global Opportunities Fund  | 2026

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Columbia Global Opportunities Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$14.55	0.11 (c)	1.27	1.38	(0.35)	(2.02)	(2.37)
Year Ended 7/31/2025	$13.43	0.21 (c)	0.97	1.18	(0.06)	—	(0.06)
Year Ended 7/31/2024	$12.31	0.21 (c)	0.91	1.12	—	—	—
Year Ended 7/31/2023	$12.72	0.15	0.19	0.34	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.49	0.14	(2.70)	(2.56)	(0.12)	(1.09)	(1.21)
Year Ended 7/31/2021	$14.66	0.06	2.46	2.52	(0.34)	(0.35)	(0.69)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$14.76	0.13 (c)	1.29	1.42	(0.40)	(2.02)	(2.42)
Year Ended 7/31/2025	$13.62	0.25 (c)	0.98	1.23	(0.09)	—	(0.09)
Year Ended 7/31/2024	$12.45	0.24 (c)	0.93	1.17	—	—	—
Year Ended 7/31/2023	$12.83	0.18	0.19	0.37	—	(0.75)	(0.75)
Year Ended 7/31/2022	$16.60	0.17	(2.71)	(2.54)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.75	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 1/31/2026 (Unaudited)
Class A	lessthan 0.01	0.03
Institutional Class	lessthan 0.01	0.03
Year Ended 7/31/2025
Class A	0.01	0.09
Institutional Class	0.01	0.09
Year Ended 7/31/2024
Class A	0.01	0.04
Institutional Class	0.01	0.04

(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	1/31/2026	7/31/2025	7/31/2024	7/31/2023	7/31/2022	7/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	0.01%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Global Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$13.56	10.07%	1.15% (d)	1.15% (d)	1.54% (c)	62%	$308,656
Year Ended 7/31/2025	$14.55	8.85%	1.18% (d)	1.18% (d)	1.55% (c)	100%	$302,527
Year Ended 7/31/2024	$13.43	9.10%	1.20% (d)	1.19% (d)	1.66% (c)	122%	$319,548
Year Ended 7/31/2023	$12.31	3.17%	1.20% (d),(e)	1.20% (d),(e),(f)	1.24%	115%	$340,330
Year Ended 7/31/2022	$12.72	(16.59% )	1.15% (d),(e)	1.15% (d),(e)	0.92%	98%	$380,766
Year Ended 7/31/2021	$16.49	17.46%	1.16% (d)	1.16% (d)	0.40%	107%	$511,405
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$13.76	10.21%	0.90% (d)	0.90% (d)	1.79% (c)	62%	$12,438
Year Ended 7/31/2025	$14.76	9.12%	0.93% (d)	0.93% (d)	1.81% (c)	100%	$11,141
Year Ended 7/31/2024	$13.62	9.40%	0.95% (d)	0.94% (d)	1.91% (c)	122%	$10,964
Year Ended 7/31/2023	$12.45	3.39%	0.95% (d),(e)	0.95% (d),(e),(f)	1.46%	115%	$11,705
Year Ended 7/31/2022	$12.83	(16.38% )	0.89% (d),(e)	0.89% (d),(e)	1.16%	98%	$18,151
Year Ended 7/31/2021	$16.60	17.75%	0.91% (d)	0.91% (d)	0.65%	107%	$24,909
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund  | 2026
23

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
24
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Global Opportunities Fund  | 2026
25

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in
26
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Global Opportunities Fund  | 2026
27

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
28
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCM’s are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the
Columbia Global Opportunities Fund  | 2026
29

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Total return swap contracts
The Fund entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
30
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	74,231 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	528,988 *
Equity risk	Investments, at value — Option contracts purchased	20,464
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	50,559 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	367,881
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	99,273 *
Total		1,141,396

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	897,006 *
Equity risk	Option contracts written, at value	15,492
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	16,365 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	283,925
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	321,473 *
Total		1,534,261

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	243,913	243,913
Equity risk	—	1,458,144	15,950	27,668	655,949	2,157,711
Foreign exchange risk	(963,443)	—	—	—	—	(963,443)
Interest rate risk	—	529,778	—	—	—	529,778
Total	(963,443)	1,987,922	15,950	27,668	899,862	1,967,959

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(50,571)	(50,571)
Equity risk	—	(247,028)	817	12,166	22,666	(211,379)
Foreign exchange risk	742,442	—	—	—	—	742,442
Interest rate risk	—	(504,267)	—	—	—	(504,267)
Total	742,442	(751,295)	817	12,166	(27,905)	(23,775)
Columbia Global Opportunities Fund  | 2026
31

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	88,310,879
Futures contracts — short	20,816,405
Credit default swap contracts — sell protection	23,857,343

Derivative instrument	Average value ($)
Option contracts purchased	6,044
Option contracts written	(10,345)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	700,046	(792,098)
Total return swap contracts	81,751	(5,186)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage
32
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of January 31, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$58,393	-	4,740	87,407	30,907	150,820	-	-	20,036	15,578	-	367,881
Call option contracts purchased	-	-	-	-	-	-	-	20,464	-	-	-	20,464
OTC total return swap contracts (b)	-	-	50,559	-	-	-	-	-	-	-	-	50,559
Total assets	58,393	-	55,299	87,407	30,907	150,820	-	20,464	20,036	15,578	-	438,904
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	-	3,241	-	-	-	-	3,241
Forward foreign currency exchange contracts	35,918	143,609	1,829	26,134	44,651	19,763	-	-	10,673	-	1,348	283,925
Call option contracts written	-	-	-	-	-	-	-	15,492	-	-	-	15,492
OTC total return swap contracts (b)	-	-	16,365	-	-	-	-	-	-	-	-	16,365
Total liabilities	35,918	143,609	18,194	26,134	44,651	19,763	3,241	15,492	10,673	-	1,348	319,023
Total financial and derivative net assets	22,475	(143,609)	37,105	61,273	(13,744)	131,057	(3,241)	4,972	9,363	15,578	(1,348)	119,881
Total collateral received (pledged) (d)	-	-	-	-	-	-	(3,241)	-	-	-	-	(3,241)
Net amount (e)	$22,475	(143,609)	37,105	61,273	(13,744)	131,057	-	4,972	9,363	15,578	(1,348)	123,122

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Global Opportunities Fund  | 2026
33

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
34
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Global Opportunities Fund  | 2026
35

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Institutional Class	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	18,388

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
36
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2026 (%)
Class A	1.19
Institutional Class	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
279,498,000	55,844,000	(7,104,000)	48,740,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $163,258,489 and $186,730,214, respectively, for the six months ended January 31, 2026, of which $85,486,810 and $81,751,301, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Global Opportunities Fund  | 2026
37

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,000,000	4.66	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
38
Columbia Global Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 86.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Global Opportunities Fund  | 2026
39

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
40
Columbia Global Opportunities Fund  | 2026

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Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_T01_(03/26)

Columbia Government Money Market Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Government Money Market Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 18.2%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities
dated 01/30/2026, matures 02/02/2026,
repurchase price $200,060,833 (collateralized by U.S. Treasury Securities maturing 04/30/26 - 08/15/52 at rates of 0.000% - 4.625%,Total Market Value $204,000,000)
	3.650%	200,000,000	200,000,000
Tri-party TD Securities
dated 01/30/2026, matures 02/02/2026,
repurchase price $300,091,500 (collateralized by U.S. Treasury Securities maturing 10/31/28 - 06/30/30 at rates of 1.375% - 3.875%, Total Market Value $306,000,031)
	3.660%	300,000,000	300,000,000
Total Repurchase Agreements (Cost $500,000,000)			500,000,000

Treasury Bills 5.3%

United States 5.3%
U.S Treasury Bills
04/16/2026	3.720%	25,000,000	24,808,073
U.S. Treasury Bills
02/03/2026	2.720%	20,000,000	19,994,033
02/24/2026	3.490%	10,000,000	9,976,183
03/10/2026	3.570%	20,000,000	19,924,100
03/24/2026	3.600%	10,000,000	9,947,928
07/02/2026	3.570%	31,500,000	31,035,804
07/09/2026	3.560%	31,500,000	31,016,541
Total			146,702,662
Total Treasury Bills (Cost $146,702,662)			146,702,662

U.S. Government & Agency Obligations 72.3%

Fannie Mae Discount Notes
02/06/2026	3.120%	15,000,000	14,991,037
02/11/2026	3.310%	10,000,000	9,989,137
02/13/2026	3.360%	10,000,000	9,987,126
03/13/2026	3.530%	35,000,000	34,858,493
05/08/2026	3.620%	19,913,000	19,721,185
Federal Agricultural Mortgage Corp.(a)
SOFR + 0.045% 07/24/2026	3.710%	10,000,000	10,000,000
SOFR + 0.100% 09/18/2026	3.760%	7,500,000	7,500,000
SOFR + 0.140% 01/06/2027	3.800%	100,000,000	100,000,000
SOFR + 0.100% 03/04/2027	3.760%	10,000,000	10,000,000
SOFR + 0.130% 04/23/2027	3.790%	15,000,000	15,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
SOFR + 0.120% 05/12/2027	3.810%	15,000,000	15,000,000
SOFR + 0.150% 07/14/2027	3.810%	15,000,000	15,000,000
SOFR + 0.160% 08/13/2027	3.850%	15,000,000	15,000,000
SOFR + 0.160% 08/18/2027	3.850%	7,000,000	7,000,000
SOFR + 0.160% 09/03/2027	3.840%	25,000,000	25,000,000
SOFR + 0.150% 12/08/2027	3.810%	20,000,000	20,000,000
SOFR + 0.160% 12/21/2027	3.830%	10,000,000	10,000,000
Federal Agricultural Mortgage Corp.
08/10/2026	3.840%	25,000,000	25,000,000
11/13/2026	3.690%	3,500,000	3,500,000
Federal Agricultural Mortgage Corp. Discount Notes
04/27/2026	3.590%	10,000,000	9,915,194
Federal Farm Credit Banks Funding Corp.
05/20/2026	3.810%	10,000,000	9,999,097
09/02/2026	4.020%	20,000,000	20,000,000
Federal Farm Credit Discount Notes
02/02/2026	2.390%	123,500,000	123,475,780
02/04/2026	2.930%	35,000,000	34,985,956
02/10/2026	3.570%	10,000,000	9,990,083
02/20/2026	3.580%	32,000,000	31,936,411
02/24/2026	3.510%	25,000,000	24,940,000
03/03/2026	3.570%	15,000,000	14,953,242
03/04/2026	3.520%	5,000,000	4,984,133
03/06/2026	3.410%	17,900,000	17,839,199
03/23/2026	3.590%	5,000,000	4,974,571
03/24/2026	3.570%	20,000,000	19,896,867
03/30/2026	3.550%	5,000,000	4,971,483
03/31/2026	3.570%	5,000,000	4,970,828
04/27/2026	3.640%	10,000,000	9,914,000
06/10/2026	3.590%	10,000,000	9,872,889
Federal Home Loan Bank Discount Notes
02/19/2026	3.500%	40,000,000	39,923,367
02/25/2026	3.560%	25,000,000	24,936,823
03/04/2026	3.540%	5,000,000	4,984,067
03/11/2026	3.600%	45,000,000	44,823,070
03/17/2026	3.560%	40,000,000	39,821,500
03/30/2026	3.600%	25,000,000	24,855,403
04/17/2026	3.600%	5,000,000	4,962,264
06/10/2026	3.600%	10,000,000	9,872,528
09/01/2026	3.620%	10,000,000	9,792,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks(a)
SOFR + 0.005% 02/23/2026	3.690%	30,000,000	30,000,000
SOFR + 0.020% 05/22/2026	3.710%	10,000,000	10,000,000
SOFR + 0.105% 03/09/2027	3.760%	10,000,000	10,000,000
SOFR + 0.105% 03/10/2027	3.760%	15,000,000	15,000,000
SOFR + 0.170% 09/24/2027	3.840%	13,000,000	13,000,000
SOFR + 0.180% 10/07/2027	3.850%	35,000,000	35,000,000
SOFR + 0.175% 10/21/2027	3.840%	10,000,000	10,000,000
Federal Home Loan Banks
11/04/2026	3.900%	25,000,000	25,000,000
Federal Home Loan Banks Discount Notes
06/04/2018	3.640%	10,000,000	9,876,861
02/02/2026	2.580%	25,000,000	24,994,694
02/03/2026	2.760%	50,000,000	49,984,883
02/04/2026	2.950%	40,000,000	39,983,867
02/05/2026	3.070%	50,000,000	49,974,792
02/06/2026	3.090%	5,000,000	4,997,038
02/10/2026	3.300%	40,000,000	39,960,278
02/17/2026	3.420%	10,000,000	9,983,142
02/18/2026	3.470%	36,700,000	36,633,782
02/24/2026	3.450%	5,000,000	4,988,200
02/27/2026	3.520%	30,000,000	29,919,225
03/02/2026	3.520%	5,000,000	4,985,083
03/03/2026	3.550%	15,000,000	14,953,500
03/06/2026	3.510%	29,000,000	28,902,632
03/09/2026	3.580%	10,000,000	9,962,846
03/16/2026	3.530%	5,000,000	4,978,306
03/18/2026	3.600%	7,000,000	6,967,719
03/19/2026	3.840%	30,000,000	29,849,404
03/20/2026	3.610%	57,100,000	56,824,769
03/25/2026	3.630%	10,000,000	9,946,647
03/27/2026	3.630%	25,000,000	24,861,354
04/01/2026	3.700%	50,000,000	49,692,500
04/13/2026	3.600%	5,000,000	4,964,300
04/21/2026	3.620%	20,000,000	19,840,444
04/22/2026	3.640%	7,000,000	6,943,237
04/24/2026	3.640%	10,000,000	9,916,862
05/06/2026	3.580%	5,000,000	4,953,424
05/15/2026	3.590%	15,000,000	14,846,600
05/20/2026	3.640%	10,000,000	9,891,606
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
06/05/2026	3.600%	25,000,000	24,693,142
06/11/2026	3.620%	15,000,000	14,806,229
06/12/2026	3.710%	5,000,000	4,933,267
06/25/2026	3.610%	7,500,000	7,393,214
Federal Home Loan Mortgage Corp.
12/14/2026	3.780%	30,000,000	29,990,972
Federal Home Loan Mortgage Corp. Discount Notes
03/12/2026	3.820%	35,000,000	34,992,841
Federal National Mortgage Association(a)
SOFR + 0.135% 08/21/2026	3.800%	50,000,000	50,000,000
Federal National Mortgage Association
02/23/2027	3.580%	25,000,000	24,979,179
Federal National Mortgage Association Discount Notes
02/09/2026	3.270%	22,000,000	21,980,310
03/02/2026	3.490%	10,000,000	9,970,458
Freddie Mac Discount Notes
02/06/2026	3.150%	35,000,000	34,978,883
02/09/2026	3.270%	10,000,000	9,991,050
03/09/2026	3.580%	10,000,000	9,962,846
04/20/2026	3.620%	20,000,000	19,842,439
Total U.S. Government & Agency Obligations (Cost $1,990,230,587)			1,990,230,587

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.245% 01/31/2026	3.858%	34,250,000	34,250,000
3-month U.S. Treasury Index + 0.182% 07/31/2026	3.795%	25,000,000	24,995,301
Total U.S. Treasury Obligations (Cost $59,245,301)			59,245,301

Total Investments in Securities (Cost: $2,696,178,550)	2,696,178,550
Other Assets & Liabilities, Net	56,841,206
Net Assets	2,753,019,756
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Government Money Market Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	500,000,000	—	500,000,000
Treasury Bills	—	146,702,662	—	146,702,662
U.S. Government & Agency Obligations	—	1,990,230,587	—	1,990,230,587
U.S. Treasury Obligations	—	59,245,301	—	59,245,301
Total Investments in Securities	—	2,696,178,550	—	2,696,178,550
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
5

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,196,178,550)	$2,196,178,550
Repurchase agreements (cost $500,000,000)	500,000,000
Cash	53,533,592
Receivable for:
Capital shares sold	15,266,204
Interest	4,616,491
Prepaid expenses	6,474
Other assets	14,652
Total assets	2,769,615,963
Liabilities
Payable for:
Capital shares redeemed	8,169,157
Distributions to shareholders	7,953,278
Management services fees	19,377
Transfer agent fees	87,439
Compensation of chief compliance officer	226
Compensation of board members	2,131
Other expenses	51,308
Deferred compensation of board members	313,291
Total liabilities	16,596,207
Net assets applicable to outstanding capital stock	$2,753,019,756
Represented by
Paid in capital	2,753,710,544
Total distributable earnings (loss)	(690,788)
Total - representing net assets applicable to outstanding capital stock	$2,753,019,756
Class A
Net assets	$1,068,748,704
Shares outstanding	1,068,882,247
Net asset value per share	$1.00
Institutional Class
Net assets	$726,667,819
Shares outstanding	726,808,156
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$665,414,180
Shares outstanding	665,537,626
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$292,189,053
Shares outstanding	292,242,316
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Government Money Market Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,545
Interest	56,384,476
Total income	56,388,021
Expenses:
Management services fees	3,568,994
Transfer agent fees
Class A	268,984
Institutional Class	190,266
Institutional 2 Class	178,575
Institutional 3 Class	7,399
Custodian fees	8,540
Printing and postage fees	135,530
Registration fees	98,728
Accounting services fees	16,256
Legal fees	29,537
Compensation of chief compliance officer	227
Compensation of board members	20,148
Deferred compensation of board members	41,029
Other	20,065
Total expenses	4,584,278
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(144,664)
Expense reduction	(1,846)
Total net expenses	4,437,768
Net investment income	51,950,253
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	30,414
Net realized gain	30,414
Net realized and unrealized gain	30,414
Net increase in net assets resulting from operations	$51,980,667
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$51,950,253	$111,008,190
Net realized gain	30,414	25,127
Net increase in net assets resulting from operations	51,980,667	111,033,317
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,982,551)	(44,644,021)
Institutional Class	(14,168,560)	(29,040,537)
Institutional 2 Class	(12,746,480)	(27,422,001)
Institutional 3 Class	(5,307,884)	(10,051,668)
Total distributions to shareholders	(52,205,475)	(111,158,227)
Increase (decrease) in net assets from capital stock activity	(9,689,778)	685,435,568
Total increase (decrease) in net assets	(9,914,586)	685,310,658
Net assets at beginning of period	2,762,934,342	2,077,623,684
Net assets at end of period	$2,753,019,756	$2,762,934,342
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Government Money Market Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	453,108,677	453,108,677	1,123,640,296	1,123,640,296
Distributions reinvested	19,841,938	19,841,938	44,291,060	44,291,060
Shares redeemed	(461,995,248)	(461,995,249)	(940,987,743)	(940,987,744)
Net increase	10,955,367	10,955,366	226,943,613	226,943,612
Institutional Class
Shares sold	347,571,155	347,571,155	982,980,119	982,980,119
Distributions reinvested	14,031,841	14,031,841	28,770,484	28,770,484
Shares redeemed	(412,413,573)	(412,413,573)	(735,313,204)	(735,313,204)
Net increase (decrease)	(50,810,577)	(50,810,577)	276,437,399	276,437,399
Institutional 2 Class
Shares sold	152,053,579	152,053,579	349,052,512	349,052,512
Distributions reinvested	12,746,478	12,746,478	27,421,785	27,421,785
Shares redeemed	(146,864,719)	(146,864,719)	(300,522,600)	(300,522,600)
Net increase	17,935,338	17,935,338	75,951,697	75,951,697
Institutional 3 Class
Shares sold	189,946,750	189,946,750	389,543,494	389,543,495
Distributions reinvested	5,306,874	5,306,874	10,049,656	10,049,656
Shares redeemed	(183,023,529)	(183,023,529)	(293,490,291)	(293,490,291)
Net increase	12,230,095	12,230,095	106,102,859	106,102,860
Total net increase (decrease)	(9,689,777)	(9,689,778)	685,435,568	685,435,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Year Ended 7/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Year Ended 7/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Year Ended 7/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	0.02	0.00	0.02	(0.02)	(0.02)
Year Ended 7/31/2025	$1.00	0.04	0.00	0.04	(0.04)	(0.04)
Year Ended 7/31/2024	$1.00	0.05	0.00	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00	0.00	0.00	(0.00)	(0.00)
Year Ended 7/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	The benefits derived from expense reductions had an impact of less than 0.01%.
(c)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2022	7/31/2021
Class A	0.24%	0.36%
Institutional Class	0.24%	0.36%
Institutional 2 Class	0.04%	0.27%
Institutional 3 Class	0.13%	0.21%
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Government Money Market Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$1.00	1.90%	0.33%	0.32% (b)	3.74%	$1,068,749
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.29% (b)	4.30%	$1,057,880
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.24% (b)	5.15%	$830,989
Year Ended 7/31/2023	$1.00	3.76%	0.52%	0.34% (b)	3.79%	$470,304
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (b),(c)	0.15%	$367,496
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (b),(c)	0.01%	$359,058
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	1.90%	0.33%	0.32% (b)	3.74%	$726,668
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.29% (b)	4.28%	$777,539
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.23% (b)	5.17%	$501,133
Year Ended 7/31/2023	$1.00	3.76%	0.51%	0.34% (b)	3.83%	$165,022
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (b),(c)	0.15%	$91,817
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (b),(c)	0.01%	$85,679
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	1.90%	0.34%	0.32%	3.74%	$665,414
Year Ended 7/31/2025	$1.00	4.41%	0.34%	0.28%	4.32%	$647,533
Year Ended 7/31/2024	$1.00	5.28%	0.41%	0.22%	5.17%	$571,612
Year Ended 7/31/2023	$1.00	3.84%	0.44%	0.26%	4.36%	$459,643
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25% (c)	0.45%	$71,925
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07% (c)	0.01%	$7,647
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$1.00	1.92%	0.29%	0.28%	3.78%	$292,189
Year Ended 7/31/2025	$1.00	4.46%	0.29%	0.24%	4.32%	$279,983
Year Ended 7/31/2024	$1.00	5.33%	0.35%	0.17%	5.21%	$173,890
Year Ended 7/31/2023	$1.00	3.88%	0.40%	0.22%	3.82%	$63,300
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13% (c)	0.20%	$57,021
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08% (c)	0.01%	$50,960
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2026
11

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures
12
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of January 31, 2026:
	RBC Dominion Securities	TD Securities	Total
Assets
Repurchase agreements	$200,000,000	300,000,000	500,000,000
Total financial and derivative net assets	200,000,000	300,000,000	500,000,000
Total collateral received (pledged) (a)	200,000,000	300,000,000	500,000,000
Net amount (b)	$-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Government Money Market Fund  | 2026
13

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.26% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
14
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,846.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares. For the six months ended January 31, 2026, the Fund did not pay fees for Class A shares. The contractual fee suspension on Class A shares is effective through November 30, 2026.
Columbia Government Money Market Fund  | 2026
15

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.45	0.43
Institutional Class	0.35	0.33
Institutional 2 Class	0.35	0.32
Institutional 3 Class	0.31	0.28
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the cost of all investments for federal income tax purposes was approximately $2,696,179,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
16
Columbia Government Money Market Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2026.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Columbia Government Money Market Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, one unaffiliated shareholder of record owned 28.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 44.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Government Money Market Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_T01_(03/26)

Columbia Income Opportunities Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Income Opportunities Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	2,933
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		2,995
Total Communication Services		2,995
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	68,029
Total Consumer Discretionary		68,029
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	7,944
Total Industrials		7,944
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		78,968

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	3,647,881	3,579,666
Total Convertible Bonds (Cost $3,578,857)			3,579,666

Corporate Bonds & Notes 92.2%

Aerospace & Defense 2.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	602,123
10/01/2031	5.125%	1,499,000	1,501,728
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	3,410,000	3,508,158
03/01/2032	6.625%	3,873,000	4,011,756
01/15/2033	6.000%	1,198,000	1,220,669
05/31/2033	6.375%	2,746,000	2,796,053
01/31/2034	6.750%	1,813,000	1,876,905
Total			15,517,392
Airlines 0.7%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,969,000	2,053,950
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	169,695	169,923
04/20/2029	5.750%	3,182,830	3,216,102
Total			5,439,975
Automotive 2.7%
American Axle & Manufacturing, Inc.(d)
10/15/2032	6.375%	831,000	848,122
10/15/2033	7.750%	2,261,000	2,324,612
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,473,000	1,540,925
09/15/2032	6.750%	1,468,000	1,521,236
Forvia SE(d)
09/15/2033	6.750%	844,000	865,594
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	879,991
11/15/2032	8.000%	1,205,000	1,283,179
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	777,000	774,868
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	652,000	689,836
07/17/2035	8.125%	1,908,000	2,039,990
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	527,000	538,313
03/24/2031	7.500%	2,318,000	2,375,711
04/23/2032	6.875%	3,709,000	3,696,993
Total			19,379,370
Banking 0.1%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	680,000	708,361
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	361,000	361,505
Total			1,069,866
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.2%
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,602,000	3,884,540
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,585,019
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	1,727,000	1,788,804
08/01/2032	6.750%	1,418,000	1,469,431
Total			8,727,794
Building Materials 1.4%
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,669,000	1,758,627
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,578,000	2,673,816
03/01/2033	6.750%	1,376,000	1,428,203
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,521,000	1,568,740
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	490,933
08/01/2033	6.250%	358,000	365,898
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,213,358
07/15/2030	4.375%	750,000	724,287
Total			10,223,862
Cable and Satellite 5.1%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,419,029
03/01/2030	4.750%	3,806,000	3,638,514
08/15/2030	4.500%	4,631,000	4,358,070
03/01/2031	7.375%	350,000	359,925
02/01/2032	4.750%	2,771,000	2,531,678
02/01/2033	7.000%	649,000	655,194
01/15/2034	4.250%	2,557,000	2,159,081
02/01/2036	7.375%	444,000	445,074
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,745,000	1,567,841
DISH Network Corp.(d)
11/15/2027	11.750%	3,660,000	3,784,865
EchoStar Corp.
11/30/2029	10.750%	3,518,684	3,856,916
EchoStar Corp.(e)
11/30/2030	6.750%	1,200,039	1,219,777
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,717,975
07/01/2030	4.125%	3,553,000	3,359,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,290,000	1,135,558
VZ Secured Financing BV(d)
01/15/2032	5.000%	4,133,000	3,733,169
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	1,205,000	1,066,480
Total			37,008,153
Chemicals 4.4%
Ashland LLC(d)
09/01/2031	3.375%	3,217,000	2,950,130
Avient Corp.(d)
11/01/2031	6.250%	274,000	281,645
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	420,790
02/15/2031	7.000%	735,000	752,491
07/15/2032	6.879%	490,000	511,516
04/15/2033	6.750%	711,000	720,093
11/15/2033	7.200%	1,085,000	1,147,565
02/15/2034	7.375%	955,000	972,179
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,516,000	1,478,597
HB Fuller Co.
10/15/2028	4.250%	523,000	514,457
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,157,000	1,018,313
INEOS Finance PLC(d)
04/15/2029	7.500%	2,445,000	2,078,702
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	3,226,000	2,560,719
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	2,191,000	2,171,065
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,299,257
06/15/2031	7.250%	1,596,000	1,636,162
02/15/2033	7.250%	1,436,000	1,431,509
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	805,000	819,676
08/15/2033	6.250%	645,000	666,061
Tronox, Inc.(d)
09/30/2030	9.125%	401,000	397,375
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,955,000	1,955,000
03/01/2031	7.375%	2,461,000	2,511,742
08/15/2032	6.625%	2,873,000	2,859,030
08/01/2033	7.000%	668,000	668,891
Total			31,822,965
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.5%
Herc Holdings, Inc.(d)
06/15/2030	7.000%	1,200,000	1,258,949
03/15/2031	5.750%	422,000	424,792
06/15/2033	7.250%	3,768,000	3,987,524
03/15/2034	6.000%	435,000	437,048
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	379,075
03/15/2031	7.750%	980,000	1,021,645
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	1,332,000	1,389,935
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,470,000	1,469,285
03/15/2034	6.125%	431,000	448,542
Total			10,816,795
Consumer Cyclical Services 0.8%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,980,000	1,947,935
Match Group Holdings II LLC(d)
10/01/2031	3.625%	794,000	720,286
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	377,410
02/15/2029	5.625%	2,843,000	2,842,425
Total			5,888,056
Consumer Products 1.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	429,000	378,390
Newell Brands, Inc.(d)
06/01/2028	8.500%	891,000	934,764
Newell Brands, Inc.
05/15/2030	6.375%	894,000	883,373
05/15/2032	6.625%	1,769,000	1,733,620
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,355,874
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,103,466
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,879,000	1,774,225
Whirlpool Corp.
06/15/2030	6.125%	278,000	278,993
06/15/2033	6.500%	289,000	285,069
Total			8,727,774
Diversified Manufacturing 2.4%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	343,000	354,862
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,013,752
Columbus McKinnon Corp.(d)
02/01/2033	7.125%	419,000	421,161
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,491,398
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,122,318
Esab Corp.(d)
04/15/2029	6.250%	833,000	856,207
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	882,272
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,532,000	1,476,252
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,408,998
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	719,000	748,183
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	687,000	695,672
03/15/2029	6.375%	1,524,000	1,572,038
03/15/2032	6.625%	1,957,000	2,045,925
Total			17,089,038
Electric 5.8%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	955,025
01/15/2034	6.250%	815,000	820,066
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	554,000	543,102
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,442,000	1,438,763
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,525,840
02/15/2031	3.750%	1,921,000	1,798,419
01/15/2032	3.750%	1,567,000	1,442,030
01/15/2034	5.750%	708,000	710,585
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	786,793
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,568,000	1,665,213
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	381,000	377,541
01/15/2029	7.250%	1,126,000	1,161,369
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,154,000	2,160,078
07/15/2029	5.750%	152,000	152,543
02/15/2031	3.625%	1,992,000	1,863,482
02/01/2033	6.000%	806,000	821,986
01/15/2034	5.750%	1,205,000	1,212,997
11/01/2034	6.250%	615,000	630,727
01/15/2036	6.000%	1,205,000	1,217,105
PG&E Corp.(f)
03/15/2055	7.375%	900,000	928,367
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,427,000	1,446,696
02/01/2036	6.500%	1,427,000	1,462,491
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,566,457
01/15/2030	4.750%	2,292,000	2,224,178
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	1,270,000	1,270,444
10/15/2031	7.750%	2,632,000	2,786,392
04/15/2032	6.875%	1,003,000	1,054,273
VoltaGrid LLC(d)
11/01/2030	7.375%	1,327,000	1,344,743
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	1,108,000	1,163,619
03/15/2033	8.625%	2,145,000	2,250,802
04/15/2034	7.750%	1,095,000	1,115,396
Total			41,897,522
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	278,507
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,097,596
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	2,337,000	2,412,553
Total			3,788,656
Finance Companies 5.0%
Bread Financial Holdings, Inc.(d)
05/15/2031	6.750%	358,000	368,363
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	826,000	838,603
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	342,883
03/15/2030	5.875%	2,020,000	2,056,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
goeasy Ltd.(d)
12/01/2028	9.250%	111,000	114,193
07/01/2029	7.625%	1,526,000	1,511,251
05/15/2030	6.875%	229,000	218,208
10/01/2030	7.375%	227,000	218,644
02/15/2031	6.875%	532,000	500,002
Navient Corp.
03/15/2029	5.500%	746,000	729,297
03/15/2031	11.500%	628,000	683,878
OneMain Finance Corp.
05/15/2029	6.625%	2,205,000	2,276,663
03/15/2030	7.875%	1,680,000	1,770,958
09/15/2030	4.000%	914,000	857,467
05/15/2031	7.500%	1,301,000	1,363,524
11/15/2031	7.125%	548,000	567,950
09/15/2032	7.125%	480,000	497,200
03/15/2033	6.500%	1,984,000	1,994,731
09/15/2033	6.750%	1,487,000	1,505,864
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	3,012,000	3,158,403
Rocket Cos, Inc.(d)
08/01/2030	6.125%	698,000	714,870
08/01/2033	6.375%	889,000	923,400
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,589,521
10/15/2033	4.000%	3,807,000	3,489,696
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	157,582
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	770,000	771,207
04/15/2029	5.500%	1,871,000	1,848,864
UWM Holdings LLC(d)
02/01/2030	6.625%	1,732,000	1,746,563
03/15/2031	6.250%	2,212,000	2,198,050
Total			36,013,869
Food and Beverage 2.1%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,872,579
06/15/2030	6.000%	1,342,000	1,360,004
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	759,924
Post Holdings, Inc.(d)
09/15/2031	4.500%	1,555,000	1,472,272
02/15/2032	6.250%	2,416,000	2,483,177
03/01/2033	6.375%	1,195,000	1,204,838
10/15/2034	6.250%	827,000	833,439
03/15/2036	6.500%	748,000	748,099
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	695,000	696,109
04/30/2029	4.375%	761,000	743,971
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,524,000	1,468,934
US Foods, Inc.(d)
02/15/2029	4.750%	730,000	726,797
01/15/2032	7.250%	809,000	848,643
Total			15,218,786
Gaming 3.2%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	775,000	744,059
02/15/2030	7.000%	670,000	692,033
02/15/2032	6.500%	3,522,000	3,604,127
10/15/2032	6.000%	1,932,000	1,878,334
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	911,996
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,360,000	1,402,750
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	995,461
10/01/2033	6.250%	1,497,000	1,517,728
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	732,000	718,955
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,735,000	2,540,759
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	2,289,000	2,329,526
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	1,080,000	1,096,571
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,141,000	2,869,644
Voyager Parent LLC(d)
07/01/2032	9.250%	1,653,000	1,757,324
Total			23,059,267
Health Care 4.8%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	355,655
04/15/2029	5.000%	2,375,000	2,280,255
03/15/2033	7.375%	1,555,000	1,535,952
Avantor Funding, Inc.(d)
11/01/2029	3.875%	2,677,000	2,564,984
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,434,780
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	872,755
03/15/2029	3.750%	923,000	890,737
03/15/2031	4.000%	775,000	734,638
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	2,320,000	2,187,071
02/15/2031	4.750%	244,000	218,928
01/15/2032	10.875%	706,000	760,645
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,244,834
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	847,839
07/15/2033	6.750%	1,043,000	1,069,542
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	731,196
05/15/2030	6.500%	702,000	727,874
06/01/2032	6.250%	1,651,000	1,717,997
LifePoint Health, Inc.(d)
10/15/2030	11.000%	493,000	538,132
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,572,023
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,894,000	2,898,753
Select Medical Corp.(d)
12/01/2032	6.250%	375,000	364,008
Star Parent, Inc.(d)
10/01/2030	9.000%	2,758,000	2,922,794
Tenet Healthcare Corp.
01/15/2030	4.375%	2,104,000	2,068,199
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	3,238,000	3,272,996
11/15/2033	6.000%	1,154,000	1,187,189
Total			34,999,776
Independent Energy 4.0%
Civitas Resources, Inc.(d)
07/01/2028	8.375%	700,000	723,825
11/01/2030	8.625%	701,000	741,807
07/01/2031	8.750%	715,000	751,104
06/15/2033	9.625%	3,181,000	3,478,431
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,458,959
03/01/2032	7.250%	999,000	1,045,588
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,429,000	2,438,908
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	752,799
01/15/2030	5.875%	434,000	423,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,425,000	1,436,216
02/01/2029	5.750%	1,110,000	1,110,049
11/01/2033	8.375%	969,000	1,005,611
02/15/2035	7.250%	2,496,000	2,414,554
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	890,112
04/15/2032	6.500%	1,427,000	1,453,353
04/15/2033	6.250%	891,000	898,868
Permian Resources Operating LLC(d)
04/15/2027	8.000%	928,000	937,279
01/15/2032	7.000%	1,901,000	1,990,942
02/01/2033	6.250%	955,000	984,999
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,486,927
07/15/2028	6.500%	741,000	749,287
SM Energy Co.(d)
08/01/2029	6.750%	937,000	947,702
08/01/2032	7.000%	1,082,000	1,084,762
Total			29,205,723
Leisure 3.8%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,105,000	1,090,732
Carnival Corp.(d)
03/15/2030	5.750%	1,628,000	1,675,546
08/01/2032	5.750%	2,793,000	2,872,571
02/15/2033	6.125%	1,597,000	1,642,983
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,475,000	1,475,000
10/01/2028	6.500%	740,000	738,539
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	939,970
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,976,000	1,980,664
02/01/2032	6.750%	1,593,000	1,633,065
09/15/2033	6.250%	717,000	721,083
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,557,000	3,511,705
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(d)
01/15/2032	8.625%	692,000	706,168
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,123,703
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,147,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,309,415
10/15/2033	5.875%	2,530,000	2,565,183
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	814,940
Total			27,949,259
Lodging 1.2%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	770,000	735,134
03/15/2033	5.875%	758,000	777,860
09/15/2033	5.750%	762,000	776,574
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	891,728
01/15/2032	6.625%	2,406,000	2,460,144
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	2,607,000	2,479,004
Travel + Leisure Co.(d)
09/01/2033	6.125%	350,000	354,006
Total			8,474,450
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,795,000	1,888,958
02/15/2031	7.125%	1,314,000	1,369,708
03/15/2033	7.500%	1,337,000	1,420,216
Gray Media, Inc.(d)
07/15/2032	9.625%	710,000	731,771
08/15/2033	7.250%	923,000	944,887
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,616,000	1,706,944
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,192,888
03/15/2030	4.625%	373,000	364,288
02/15/2031	7.375%	973,000	1,025,541
Roblox Corp.(d)
05/01/2030	3.875%	756,000	723,867
Snap, Inc.(d)
03/01/2033	6.875%	3,468,000	3,558,017
03/15/2034	6.875%	1,889,000	1,929,534
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	745,346
06/30/2030	7.375%	1,399,000	1,417,011
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	1,095,000	963,398
03/15/2042	5.050%	3,233,000	2,284,056
03/15/2052	5.141%	575,000	381,155
Total			22,647,585
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.3%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	818,992
Carpenter Technology Corp.(d)
03/01/2034	5.625%	1,088,000	1,105,424
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	600,846
03/15/2032	7.000%	212,000	217,621
05/01/2033	7.375%	228,000	237,692
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	1,036,000	1,098,764
Constellium SE(d)
04/15/2029	3.750%	2,653,000	2,565,342
08/15/2032	6.375%	1,657,000	1,713,453
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,357,983
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	3,075,212
03/01/2034	5.875%	2,569,000	2,590,595
Novelis Corp.(d)
01/30/2030	4.750%	2,112,000	2,046,402
08/15/2031	3.875%	1,870,000	1,711,986
08/15/2033	6.375%	1,117,000	1,138,211
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	574,622
Total			23,853,145
Midstream 6.3%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,578,000	1,692,081
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,205,486
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,501,000	3,403,300
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,310,000	3,462,585
06/30/2033	7.375%	2,559,000	2,634,047
Hess Midstream Operations LP(d)
03/01/2028	5.875%	510,000	519,729
10/15/2030	5.500%	417,000	421,677
ITT Holdings LLC(d)
08/01/2029	6.500%	235,000	226,576
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,403,747
04/28/2027	5.625%	3,054,000	3,084,255
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	593,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(d),(f),(g)
	7.875%	2,762,000	2,849,157
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,561,287
05/01/2032	7.250%	1,418,000	1,500,098
07/01/2033	6.250%	2,113,000	2,172,378
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,972,000	2,742,693
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	2,758,000	2,428,840
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,276,684
01/15/2030	7.000%	1,075,000	1,081,710
02/01/2032	9.875%	898,000	950,526
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	528,000	543,513
05/01/2033	7.500%	848,000	929,727
01/15/2034	6.500%	1,950,000	2,025,164
06/15/2034	6.500%	698,000	723,398
05/01/2035	7.750%	973,000	1,085,189
01/15/2036	6.750%	3,755,000	3,937,176
Total			45,454,272
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	970,001
Archrock Services LP /Partners Finance Corp.(d)
02/01/2034	6.000%	558,000	557,560
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	2,062,000	2,139,612
10/01/2033	6.500%	2,147,000	2,197,860
10/01/2035	6.750%	623,000	643,557
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,901,000	2,007,033
08/15/2031	8.875%	971,000	988,372
11/15/2032	7.625%	775,000	789,182
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,551,000	1,593,938
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,439,905	2,493,047
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,723,000	1,784,470
Total			16,164,632
Other Industry 0.4%
Installed Building Products, Inc.(d)
02/01/2034	5.625%	1,166,000	1,174,441
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	732,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	714,938
04/15/2030	6.625%	404,000	418,353
Total			3,040,118
Other REIT 1.4%
Ladder Capital Finance Holdings LLLP
08/01/2030	5.500%	1,035,000	1,063,757
Ladder Capital Finance Holdings LLLP/Corp.(d)
07/15/2031	7.000%	1,008,000	1,070,226
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,841,896
05/15/2029	4.875%	1,134,000	1,109,375
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	446,997
04/01/2032	6.500%	1,211,000	1,253,480
06/15/2033	6.500%	763,000	790,929
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	963,797
Service Properties Trust
06/15/2029	8.375%	778,000	787,245
Service Properties Trust(d)
11/15/2031	8.625%	672,000	706,158
Total			10,033,860
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
01/30/2031	6.250%	744,000	764,692
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	2,196,000	2,198,792
04/15/2032	6.750%	693,000	698,894
Total			3,662,378
Pharmaceuticals 1.5%
1261229 BC Ltd.(d)
04/15/2032	10.000%	3,193,000	3,277,168
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,862,658
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,273,049
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,082,675
Organon Finance 1 LLC(d)
04/30/2028	4.125%	834,000	817,964
04/30/2031	5.125%	345,000	313,192
Total			10,626,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 3.8%
Acrisure LLC/Finance, Inc.(d)
11/06/2030	7.500%	1,370,000	1,418,747
07/01/2032	6.750%	1,761,000	1,804,482
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,609,079
04/15/2028	6.750%	3,230,000	3,286,167
01/15/2031	7.000%	734,000	760,999
10/01/2031	6.500%	1,649,000	1,696,128
AmWINS Group, Inc.(d)
02/15/2029	6.375%	694,000	712,038
Ardonagh Finco Ltd.(d),(h)
02/15/2031	7.750%	3,381,000	3,494,560
Asurion LLC and Asurion Co-Issuer, Inc.(d)
02/01/2034	8.375%	830,000	839,401
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	1,395,000	1,442,629
HUB International Ltd.(d)
01/31/2032	7.375%	2,080,000	2,179,284
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,701,153
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,644,000	1,693,445
Ryan Specialty LLC(d)
08/01/2032	5.875%	721,000	732,923
Total			27,385,680
Railroads 0.8%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,415,003
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	3,503,000	3,667,897
Total			6,082,900
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,225,272
09/15/2029	5.625%	1,195,000	1,215,748
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	1,515,000	1,465,979
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.
04/01/2032	5.375%	1,097,000	1,111,007
Total			5,018,006
Retailers 1.5%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	976,000	991,414
08/01/2033	7.375%	1,506,000	1,526,217
Asbury Automotive Group, Inc.(d)
02/15/2032	5.000%	567,000	550,979
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,470,397	1,618,240
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	746,133
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	649,370
01/15/2030	6.375%	486,000	499,324
L Brands, Inc.
06/15/2029	7.500%	385,000	392,815
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,684,134
08/01/2031	8.250%	1,005,000	1,058,939
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	837,226
Total			10,554,791
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	815,156
Albertsons Cos, Inc.(d),(j)
03/31/2032	5.625%	1,484,000	1,482,405
Total			2,297,561
Technology 9.9%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	2,426,000	2,557,417
APLD ComputeCo LLC(d)
12/15/2030	9.250%	3,172,000	3,295,443
Block, Inc.(d)
08/15/2030	5.625%	1,042,000	1,060,610
08/15/2033	6.000%	815,000	831,812
Block, Inc.
05/15/2032	6.500%	2,384,000	2,477,275
CACI International, Inc.(d)
06/15/2033	6.375%	1,415,000	1,470,841
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	431,000	335,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	437,000	334,360
Cipher Compute LLC(d)
11/15/2030	7.125%	1,823,000	1,878,128
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	3,085,000	2,648,860
Cloud Software Group, Inc,(d)
08/15/2033	6.625%	358,000	343,147
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,828,864
06/30/2032	8.250%	1,038,000	1,056,326
CoreWeave, Inc.(d)
06/01/2030	9.250%	380,000	374,152
02/01/2031	9.000%	375,000	364,683
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	313,000	309,368
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,559,750
06/15/2030	5.950%	3,129,000	3,190,536
Fair Isaac Corp.(d)
05/15/2033	6.000%	1,164,000	1,185,026
Flash Compute LLC(d)
12/31/2030	7.250%	1,012,000	1,015,536
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,832,807
ION Platform Finance US Inc./SARL(d)
05/01/2028	4.625%	2,775,000	2,594,755
05/15/2028	5.750%	1,054,000	1,000,148
05/01/2029	8.750%	2,245,000	2,140,916
05/30/2029	9.500%	1,951,000	1,883,180
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	2,121,000	1,860,570
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	763,781
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,446,519
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,243,933
04/15/2029	5.125%	1,147,000	1,133,219
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,551,000	2,619,705
05/15/2031	10.375%	845,000	894,030
02/15/2033	9.500%	632,000	643,699
Picard Midco, Inc.(d)
03/31/2029	6.500%	4,589,000	4,560,736
Science Applications International Corp.(d)
11/01/2033	5.875%	1,774,000	1,788,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
11

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	809,000	853,606
07/15/2031	8.500%	898,000	950,664
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,406,539
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	1,913,000	1,951,524
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,511,769
UKG, Inc.(d)
02/01/2031	6.875%	1,343,000	1,342,274
WEX, Inc.(d)
03/15/2033	6.500%	1,415,000	1,445,775
WULF Compute LLC(d)
10/15/2030	7.750%	877,000	914,591
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	3,027,000	2,766,260
Total			71,667,164
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,382,000	1,414,521
06/15/2032	8.375%	1,899,000	1,953,195
Total			3,367,716
Wireless 0.4%
Vmed O2 UK Financing I PLC(d)
07/15/2031	4.750%	2,084,000	1,906,713
04/15/2032	7.750%	1,217,000	1,253,352
Total			3,160,065
Wirelines 1.6%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	236,626
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,326,465
03/15/2031	8.625%	1,278,000	1,337,290
Iliad Holding SAS(d)
10/15/2028	7.000%	2,192,000	2,214,895
Iliad Holding SASU(d)
04/15/2031	8.500%	655,000	701,752
04/15/2032	7.000%	993,000	1,017,996
Level 3 Financing, Inc.(d)
01/15/2036	8.500%	243,000	248,883
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	825,246
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,776,000	1,860,918
Windstream Services LLC(d)
10/15/2033	7.500%	923,000	953,729
Total			11,723,800
Total Corporate Bonds & Notes (Cost $660,172,433)			669,058,727

Exchange-Traded Fixed Income Funds 1.4%
	Shares	Value ($)
High Yield 1.4%
Columbia Short Duration High Yield ETF(k)	485,000	9,874,600
Total Exchange-Traded Fixed Income Funds (Cost $9,756,775)		9,874,600

Foreign Government Obligations(l) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.5%
NOVA Chemicals Corp.(d)
11/15/2028	8.500%	1,369,000	1,432,591
02/15/2030	9.000%	1,195,000	1,272,855
12/01/2031	7.000%	686,000	732,317
Total			3,437,763
Total Foreign Government Obligations (Cost $3,283,291)			3,437,763

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(m),(n)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	6.918%	750,330	751,080
Building Materials 0.2%
CP Atlas Buyer, Inc.(m),(n)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.922%	1,266,670	1,242,021
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Ineos Quattro Holdings UK Ltd.(m),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.022%	766,101	529,246
Ineos US Finance LLC(m),(n)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.922%	2,243,079	1,615,016
Total			2,144,262
Technology 0.8%
Ascend Learning LLC(m),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.672%	3,975,092	3,924,171
McAfee Corp.(m),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.672%	1,914,580	1,689,617
Total			5,613,788
Total Senior Loans (Cost $10,698,861)			9,751,151

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(k),(o)	21,330,191	21,323,792
Total Money Market Funds (Cost $21,319,847)		21,323,792
Total Investments in Securities (Cost: $712,001,211)		717,104,667
Other Assets & Liabilities, Net		8,314,945
Net Assets		725,419,612
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $622,453,526, which represents 85.81% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
13

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	7,077,350	2,735,775	—	61,475	9,874,600	5,553	—	268,198	485,000
Columbia Short-Term Cash Fund, 3.776%
	29,337,103	89,143,436	(97,157,429)	682	21,323,792	—	(409)	475,065	21,330,191
Total	36,414,453			62,157	31,198,392	5,553	(409)	743,263

(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)
The stated interest rate represents the weighted average interest rate at January 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(o)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,933	—	62	2,995
Consumer Discretionary	68,029	—	—	68,029
Industrials	7,944	—	—	7,944
Utilities	—	—	0 *	0 *
Total Common Stocks	78,906	—	62	78,968
Convertible Bonds	—	3,579,666	—	3,579,666
Corporate Bonds & Notes	—	669,058,727	—	669,058,727
Exchange-Traded Fixed Income Funds	9,874,600	—	—	9,874,600
Foreign Government Obligations	—	3,437,763	—	3,437,763
Senior Loans	—	9,751,151	—	9,751,151
Money Market Funds	21,323,792	—	—	21,323,792
Total Investments in Securities	31,277,298	685,827,307	62	717,104,667

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
15

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $680,924,589)	$685,906,275
Affiliated issuers (cost $31,076,622)	31,198,392
Cash	49,834
Receivable for:
Investments sold	441,056
Investments sold on a delayed delivery basis	2,303,169
Capital shares sold	3,362,245
Dividends	64,733
Interest	12,140,973
Foreign tax reclaims	18,366
Expense reimbursement due from Investment Manager	1,910
Prepaid expenses	4,485
Total assets	735,491,438
Liabilities
Payable for:
Investments purchased	2,407,577
Investments purchased on a delayed delivery basis	2,149,956
Capital shares redeemed	1,382,707
Distributions to shareholders	3,709,186
Management services fees	12,831
Distribution and/or service fees	1,347
Transfer agent fees	49,852
Compensation of chief compliance officer	60
Compensation of board members	956
Other expenses	45,110
Deferred compensation of board members	312,244
Total liabilities	10,071,826
Net assets applicable to outstanding capital stock	$725,419,612
Represented by
Paid in capital	768,539,936
Total distributable earnings (loss)	(43,120,324)
Total - representing net assets applicable to outstanding capital stock	$725,419,612
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Income Opportunities Fund  | 2026

Statement of Assets and Liabilities (continued)
January 31, 2026 (Unaudited)
Class A
Net assets	$176,217,991
Shares outstanding	19,775,020
Net asset value per share	$8.91
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.35
Class C
Net assets	$5,207,787
Shares outstanding	585,017
Net asset value per share	$8.90
Institutional Class
Net assets	$292,893,465
Shares outstanding	32,797,652
Net asset value per share	$8.93
Institutional 2 Class
Net assets	$86,846,761
Shares outstanding	9,718,266
Net asset value per share	$8.94
Institutional 3 Class
Net assets	$153,336,685
Shares outstanding	17,181,895
Net asset value per share	$8.92
Class S
Net assets	$10,916,923
Shares outstanding	1,222,621
Net asset value per share	$8.93
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
17

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,089
Dividends — affiliated issuers	743,263
Interest	23,632,943
Foreign taxes withheld	(57)
Total income	24,377,238
Expenses:
Management services fees	2,371,036
Distribution and/or service fees
Class A	226,004
Class C	27,075
Transfer agent fees
Class A	101,723
Class C	3,048
Institutional Class	161,977
Institutional 2 Class	25,663
Institutional 3 Class	3,154
Class S	6,449
Custodian fees	4,322
Printing and postage fees	32,604
Registration fees	51,951
Accounting services fees	16,256
Legal fees	13,884
Compensation of chief compliance officer	59
Compensation of board members	9,434
Deferred compensation of board members	33,172
Other	13,111
Total expenses	3,100,922
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(385,330)
Expense reduction	(200)
Total net expenses	2,715,392
Net investment income	21,661,846
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	294,420
Investments — affiliated issuers	(409)
Capital gain distributions from underlying affiliated funds	5,553
Net realized gain	299,564
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,396,736
Investments — affiliated issuers	62,157
Net change in unrealized appreciation (depreciation)	3,458,893
Net realized and unrealized gain	3,758,457
Net increase in net assets resulting from operations	$25,420,303
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Income Opportunities Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$21,661,846	$41,392,557
Net realized gain (loss)	299,564	(1,036,575)
Net change in unrealized appreciation (depreciation)	3,458,893	10,900,433
Net increase in net assets resulting from operations	25,420,303	51,256,415
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,207,225)	(10,473,360)
Advisor Class	—	(99,740)
Class C	(135,481)	(271,041)
Institutional Class	(8,665,199)	(15,537,141)
Institutional 2 Class	(2,846,550)	(5,730,066)
Institutional 3 Class	(4,701,752)	(8,685,074)
Class S	(344,394)	(650,227)
Total distributions to shareholders	(21,900,601)	(41,446,649)
Decrease in net assets from capital stock activity	(2,281,492)	(51,940,848)
Total increase (decrease) in net assets	1,238,210	(42,131,082)
Net assets at beginning of period	724,181,402	766,312,484
Net assets at end of period	$725,419,612	$724,181,402
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
19

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	608,654	5,423,056	1,845,164	16,160,906
Distributions reinvested	525,735	4,688,656	1,073,700	9,438,937
Shares redeemed	(1,945,139)	(17,330,219)	(4,548,632)	(39,883,553)
Net decrease	(810,750)	(7,218,507)	(1,629,768)	(14,283,710)
Advisor Class
Shares sold	—	—	34,633	306,445
Distributions reinvested	—	—	9,058	80,238
Shares redeemed	—	—	(755,350)	(6,659,999)
Net decrease	—	—	(711,659)	(6,273,316)
Class C
Shares sold	30,643	273,026	132,665	1,163,591
Distributions reinvested	15,079	134,354	30,551	268,321
Shares redeemed	(86,327)	(768,471)	(205,322)	(1,800,862)
Net decrease	(40,605)	(361,091)	(42,106)	(368,950)
Institutional Class
Shares sold	3,183,329	28,422,875	7,256,353	63,986,432
Distributions reinvested	912,009	8,151,686	1,630,055	14,362,339
Shares redeemed	(2,894,914)	(25,844,793)	(9,202,313)	(81,009,148)
Net increase (decrease)	1,200,424	10,729,768	(315,905)	(2,660,377)
Institutional 2 Class
Shares sold	1,038,186	9,277,266	1,990,083	17,524,296
Distributions reinvested	317,548	2,839,913	648,017	5,712,551
Shares redeemed	(2,186,498)	(19,528,570)	(6,985,346)	(61,543,877)
Net decrease	(830,764)	(7,411,391)	(4,347,246)	(38,307,030)
Institutional 3 Class
Shares sold	1,016,715	9,074,186	1,840,264	16,146,088
Distributions reinvested	283,112	2,528,592	504,710	4,443,722
Shares redeemed	(990,037)	(8,838,040)	(2,535,976)	(22,304,579)
Net increase (decrease)	309,790	2,764,738	(191,002)	(1,714,769)
Class S
Shares sold	25,804	231,031	1,891,739	16,782,034
Distributions reinvested	38,537	344,394	73,939	650,131
Shares redeemed	(152,245)	(1,360,434)	(655,153)	(5,764,861)
Net increase (decrease)	(87,904)	(785,009)	1,310,525	11,667,304
Total net decrease	(259,809)	(2,281,492)	(5,927,161)	(51,940,848)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Income Opportunities Fund  | 2026

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Columbia Income Opportunities Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$8.87	0.25	0.05	0.30	(0.26)	—	(0.26)
Year Ended 7/31/2025	$8.75	0.49	0.12	0.61	(0.49)	—	(0.49)
Year Ended 7/31/2024	$8.44	0.47	0.31	0.78	(0.47)	—	(0.47)
Year Ended 7/31/2023	$8.63	0.43	(0.18)	0.25	(0.44)	—	(0.44)
Year Ended 7/31/2022	$9.96	0.38	(1.04)	(0.66)	(0.37)	(0.30)	(0.67)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$8.86	0.22	0.04	0.26	(0.22)	—	(0.22)
Year Ended 7/31/2025	$8.74	0.42	0.12	0.54	(0.42)	—	(0.42)
Year Ended 7/31/2024	$8.43	0.40	0.32	0.72	(0.41)	—	(0.41)
Year Ended 7/31/2023	$8.62	0.36	(0.18)	0.18	(0.37)	—	(0.37)
Year Ended 7/31/2022	$9.95	0.31	(1.04)	(0.73)	(0.30)	(0.30)	(0.60)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$8.89	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended 7/31/2025	$8.77	0.51	0.12	0.63	(0.51)	—	(0.51)
Year Ended 7/31/2024	$8.46	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended 7/31/2023	$8.65	0.45	(0.18)	0.27	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.98	0.40	(1.04)	(0.64)	(0.39)	(0.30)	(0.69)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$8.89	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 7/31/2025	$8.77	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.46	0.49	0.32	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.66	0.46	(0.20)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2022	$9.99	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Income Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$8.91	3.39%	1.06%	0.95% (c)	5.70%	22%	$176,218
Year Ended 7/31/2025	$8.87	7.16%	1.06%	0.96% (c)	5.57%	43%	$182,547
Year Ended 7/31/2024	$8.75	9.54%	1.07%	0.96% (c)	5.47%	41%	$194,321
Year Ended 7/31/2023	$8.44	3.05%	1.08%	0.96% (c)	5.12%	22%	$207,301
Year Ended 7/31/2022	$8.63	(6.99% )	1.05%	0.95% (c)	4.10%	34%	$236,681
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01% (c)	4.18%	58%	$291,523
Class C
Six Months Ended 1/31/2026 (Unaudited)	$8.90	3.00%	1.81%	1.70% (c)	4.95%	22%	$5,208
Year Ended 7/31/2025	$8.86	6.37%	1.81%	1.71% (c)	4.82%	43%	$5,542
Year Ended 7/31/2024	$8.74	8.73%	1.82%	1.71% (c)	4.72%	41%	$5,835
Year Ended 7/31/2023	$8.43	2.28%	1.82%	1.71% (c)	4.35%	22%	$5,905
Year Ended 7/31/2022	$8.62	(7.70% )	1.80%	1.70% (c)	3.33%	34%	$8,365
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77% (c)	3.43%	58%	$11,626
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$8.93	3.51%	0.81%	0.70% (c)	5.95%	22%	$292,893
Year Ended 7/31/2025	$8.89	7.42%	0.81%	0.71% (c)	5.82%	43%	$280,799
Year Ended 7/31/2024	$8.77	9.80%	0.82%	0.71% (c)	5.73%	41%	$279,753
Year Ended 7/31/2023	$8.46	3.32%	0.82%	0.71% (c)	5.36%	22%	$190,837
Year Ended 7/31/2022	$8.65	(6.74% )	0.80%	0.70% (c)	4.34%	34%	$205,801
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77% (c)	4.46%	58%	$277,062
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$8.94	3.66%	0.75%	0.64%	6.00%	22%	$86,847
Year Ended 7/31/2025	$8.89	7.50%	0.75%	0.64%	5.87%	43%	$93,810
Year Ended 7/31/2024	$8.77	9.88%	0.75%	0.64%	5.79%	41%	$130,682
Year Ended 7/31/2023	$8.46	3.27%	0.76%	0.64%	5.44%	22%	$146,855
Year Ended 7/31/2022	$8.66	(6.66% )	0.73%	0.63%	4.44%	34%	$138,972
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$8.88	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended 7/31/2025	$8.76	0.52	0.12	0.64	(0.52)	—	(0.52)
Year Ended 7/31/2024	$8.45	0.50	0.31	0.81	(0.50)	—	(0.50)
Year Ended 7/31/2023	$8.64	0.46	(0.18)	0.28	(0.47)	—	(0.47)
Year Ended 7/31/2022	$9.97	0.41	(1.04)	(0.63)	(0.40)	(0.30)	(0.70)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$8.89	0.27	0.04	0.31	(0.27)	—	(0.27)
Year Ended 7/31/2025(d)	$8.89	0.43	(0.01)(e)	0.42	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Income Opportunities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$8.92	3.57%	0.70%	0.59%	6.06%	22%	$153,337
Year Ended 7/31/2025	$8.88	7.55%	0.70%	0.59%	5.93%	43%	$149,839
Year Ended 7/31/2024	$8.76	9.94%	0.70%	0.59%	5.84%	41%	$149,476
Year Ended 7/31/2023	$8.45	3.44%	0.70%	0.59%	5.48%	22%	$137,457
Year Ended 7/31/2022	$8.64	(6.64% )	0.68%	0.58%	4.46%	34%	$155,887
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Class S
Six Months Ended 1/31/2026 (Unaudited)	$8.93	3.51%	0.81%	0.70% (c)	5.95%	22%	$10,917
Year Ended 7/31/2025 (d)	$8.89	4.93%	0.82%	0.71%	5.91%	43%	$11,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund  | 2026
25

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Income Opportunities Fund  | 2026
27

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
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Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.64% of the Fund’s average daily net assets.
Columbia Income Opportunities Fund  | 2026
29

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11
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Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $200.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $871,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	30,251
Class C	—	1.00 (b)	404

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.96	0.96
Class C	1.71	1.71
Institutional Class	0.71	0.71
Institutional 2 Class	0.64	0.65
Institutional 3 Class	0.59	0.60
Class S	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
Columbia Income Opportunities Fund  | 2026
31

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
712,001,000	17,258,000	(12,154,000)	5,104,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,942,766)	(41,398,057)	(47,340,823)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $153,926,235 and $159,921,049, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
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Columbia Income Opportunities Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Income Opportunities Fund  | 2026
33

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 46.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Income Opportunities Fund  | 2026

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Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
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Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
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SAR164_07_T01_(03/26)

Columbia Minnesota Tax-Exempt Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Minnesota Tax-Exempt Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 93.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,019,053
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,121,483
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,245,503
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,125,887
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,054,034
Total			11,565,960
Assisted Living 0.5%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,995,000	2,354,940
Charter Schools 9.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	630,000	627,048
07/01/2047	4.250%	1,000,000	849,427
07/01/2052	4.375%	2,255,000	1,884,216
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	1,000,401
07/01/2045	5.000%	2,070,000	1,950,280
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	400,214
07/01/2050	5.500%	1,500,000	1,500,005
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,651,901
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,018,405
08/01/2050	5.375%	3,600,000	3,518,241
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,319,452
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,075,973
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,575,857
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,371,562
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	3,470,000	2,101,973
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	381,258
07/01/2055	5.000%	1,410,000	1,043,513
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	3,049,987
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	1,001,613
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,793,043
06/15/2054	5.000%	1,000,000	875,363
City of Woodbury(c)
Refunding Revenue Bonds
Math and Science Academy
Series 2025
06/01/2063	5.500%	1,000,000	923,319
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,500,000	1,484,809
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,227,040
Housing & Redevelopment Authority of the City of St. Paul
Refunding Revenue Bonds
Nova Classical Academy Project
Series 2025
09/01/2055	5.500%	555,000	542,826
09/01/2065	5.625%	1,330,000	1,302,566
Housing & Redevelopment Authority of the City of St. Paul(c),(d)
Revenue Bonds
Metro Deaf School Project
Series 2026
06/15/2061	6.375%	1,200,000	1,197,794
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,002,058
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,595,931
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	806,976
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	470,000	456,255
09/01/2047	4.125%	660,000	559,619
Series 2021
09/01/2031	4.000%	200,000	200,069
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	125,000	122,191
03/01/2043	4.625%	1,000,000	829,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	665,712
08/01/2046	4.250%	2,935,000	2,464,959
Total			46,371,832
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	987,057
Higher Education 6.5%
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	502,956
03/01/2039	4.000%	500,000	502,492
03/01/2040	4.000%	1,000,000	1,003,701
03/01/2047	4.000%	2,500,000	2,382,504
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,836,661
10/01/2047	5.000%	2,000,000	1,968,257
Macalester College
Series 2017
03/01/2042	4.000%	900,000	900,756
03/01/2048	4.000%	600,000	549,446
Series 2021
03/01/2040	3.000%	365,000	330,328
03/01/2043	3.000%	325,000	271,087
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	565,231
10/01/2038	4.000%	920,000	886,692
St. Olaf College
Series 2016-8N
10/01/2035	4.000%	500,000	502,532
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,971,813
Series 2017A
10/01/2035	4.000%	800,000	810,583
10/01/2037	4.000%	750,000	756,355
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,774,925
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	880,911
College of St. Scholastica
Series 2012
12/01/2032	4.000%	350,000	345,067
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,324,298
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	370,451
10/01/2032	5.000%	645,000	645,756
10/01/2033	5.000%	350,000	350,394
10/01/2034	5.000%	380,000	380,425
University of St. Thomas
Series 2022B
10/01/2052	5.000%	7,895,000	7,984,312
Total			31,797,933
Hospital 18.7%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	240,816
05/01/2051	5.000%	1,500,000	721,841
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,450,244
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,423,944
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,000,980
09/01/2035	4.000%	1,500,000	1,499,838
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,475,125
Revenue Bonds
Fairview Health Services
Series 2018A
11/15/2037	4.000%	3,500,000	3,506,260
11/15/2038	4.000%	1,130,000	1,126,245
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,774,558
04/01/2041	5.000%	675,000	677,648
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,292,882
Revenue Bonds
Mayo Clinic
Series 2025A
11/15/2053	4.375%	5,000,000	4,920,022
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,170,590
05/01/2046	5.000%	3,875,000	3,876,872
Series 2024
05/01/2054	5.000%	1,500,000	1,523,142
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,970,576
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,550,450
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	981,672
02/15/2043	5.000%	1,615,000	1,639,166
02/15/2048	5.000%	1,300,000	1,304,413
02/15/2058	5.000%	6,000,000	5,944,577
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	363,224
06/15/2038	4.000%	375,000	386,871
06/15/2039	4.000%	225,000	230,917
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,492,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,204,530
11/15/2037	4.000%	600,000	601,102
11/15/2043	4.000%	3,000,000	2,781,141
HealthPartners Obligation Group
Series 2015
07/01/2035	4.000%	5,000,000	5,001,290
Minnesota Agricultural & Economic Development Board
Revenue Bonds
HealthPartners Obligated Group
Series 2024
01/01/2054	5.250%	3,250,000	3,345,849
Total			91,478,985
Joint Power Authority 0.3%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,453
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2035	5.000%	170,000	173,413
01/01/2036	5.000%	180,000	183,416
Southern Minnesota Municipal Power Agency
Unlimited General Obligation Refunding Bonds
Series 2025A
01/01/2046	5.000%	865,000	918,180
Total			1,525,462
Local Appropriation 2.8%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	573,329
02/01/2045	5.375%	725,000	756,981
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,002,049
02/01/2042	4.000%	5,250,000	5,250,036
Rum River Special Education Cooperative
Certificate of Participation
Series 2025A
02/01/2046	5.500%	1,300,000	1,319,965
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	535,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
02/01/2040	2.500%	4,285,000	3,595,574
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	570,715
Total			13,603,906
Local General Obligation 26.0%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	3,914,333
Becker Independent School District No. 726(e)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	886,280
02/01/2038	0.000%	1,335,000	839,956
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	918,055
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,864,162
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,506,029
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,546,048
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	973,597
02/01/2040	3.000%	1,000,000	921,834
02/01/2041	3.000%	1,230,000	1,102,573
Duluth Independent School District No. 709(e)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	881,983
02/01/2033	0.000%	1,075,000	841,632
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,718,857
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,262,234
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,066,686
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,057,887
02/01/2033	0.000%	2,140,000	1,667,241
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,112,601
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,056,903
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,107,691
02/01/2039	2.250%	2,580,000	2,100,987
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,292,075
02/01/2040	3.000%	2,515,000	2,300,829
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,628,783
Minnetonka Independent School District No. 276(e)
Unlimited General Obligation Bonds
Series 2026A
02/01/2043	0.000%	1,400,000	685,737
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,961,276
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,468,774
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,104,316
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,095,476
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,031,843
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,075,291
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,951,305
02/01/2036	3.000%	1,000,000	1,000,535
02/01/2037	3.000%	1,035,000	1,010,580
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,259,367
02/01/2033	0.000%	2,585,000	1,989,359
02/01/2034	0.000%	1,500,000	1,103,155
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,919,345
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,525,898
02/01/2044	4.000%	3,000,000	2,974,696
St. Cloud Independent School District No. 742(e)
Unlimited General Obligation Bonds
Series 2025A
02/01/2027	0.000%	300,000	292,027
02/01/2028	0.000%	285,000	269,797
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	7,046,539
02/01/2043	4.000%	2,275,000	2,291,922
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,682,745
02/01/2039	0.000%	2,175,000	1,213,770
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	694,732
02/01/2036	3.000%	470,000	461,570
02/01/2037	3.000%	500,000	482,247
02/01/2038	3.000%	1,000,000	954,794
02/01/2039	3.000%	1,000,000	941,988
Total			127,058,340
Multi-Family 3.9%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,733,875	1,975,252
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,501,260
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,512,485	3,826,070
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,002,148
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,477,501
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,815,752	4,037,366
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,457,163
Total			19,276,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.3%
Puerto Rico Electric Power Authority(f),(g)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	2,090,000	1,392,462
Nursing Home 1.8%
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,606,301
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	858,553
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,143,715
05/01/2048	5.125%	6,080,000	5,174,426
Total			8,782,995
Other Bond Issue 0.3%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2020A
12/01/2036	5.000%	1,580,000	1,653,329
Other Utility 1.2%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2032	4.000%	800,000	811,111
10/01/2033	4.000%	655,000	663,159
Series 2017B
10/01/2037	4.000%	800,000	804,704
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,289,433
Series 2024-1
10/01/2046	5.000%	1,120,000	1,157,100
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	954,834
Total			5,680,341
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 6.7%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	987,574
11/01/2046	5.000%	1,500,000	1,330,012
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,560,699
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	396,753
09/01/2061	4.000%	870,000	654,433
PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project
Series 2025
09/01/2065	5.625%	1,000,000	1,016,102
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,214,979
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	428,855
08/01/2048	4.000%	500,000	369,424
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,265,832
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,028,371
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	904,084
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,787,987
10/01/2047	5.000%	2,000,000	1,935,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,293,827
08/01/2053	5.000%	600,000	493,278
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	1,978,069
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,798,643
09/01/2042	5.000%	875,000	832,500
City of Shakopee Senior Housing
Refunding Revenue Bonds
Benedictine Senior Living Obligation
Series 2025
11/01/2065	5.875%	1,500,000	1,511,992
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,358,923
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	271,605
09/01/2037	4.250%	300,000	295,065
09/01/2042	5.000%	1,000,000	1,000,076
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,572,185
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,364,713
Total			32,651,463
Sales Tax 1.5%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,190,081
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Puerto Rico(f),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	970,779	645,568
Subordinated Series 2022
11/01/2043	0.000%	713,211	467,153
Puerto Rico Sales Tax Financing Corp.(e),(f)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	12,501,000	3,166,623
Puerto Rico Sales Tax Financing Corp.(f)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	978,754
Total			7,448,179
Single Family 5.1%
Minnesota Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	462,898	441,925
06/01/2049	3.150%	614,970	563,882
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,567,442	1,413,354
Series 2020B (GNMA)
01/01/2044	2.800%	2,950,000	2,373,020
Series 2020E (GNMA)
07/01/2044	2.700%	2,220,000	1,745,192
Series 2020G
01/01/2051	2.550%	3,445,000	2,403,594
Series 2021H
07/01/2041	2.350%	1,680,000	1,329,142
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,091,998
Series 2021H
01/01/2046	2.550%	5,580,000	4,090,500
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,828,827
Series 2023B (GNMA)
07/01/2043	4.300%	2,760,000	2,768,514
Series 2023D (GNMA)
07/01/2043	4.500%	2,805,000	2,848,012
Total			24,897,960
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,904,623
State Appropriated 0.5%
State of Minnesota
Certificate of Participation
State Office Building Project
Series 2023
11/01/2036	5.000%	2,000,000	2,303,614
State General Obligation 3.4%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,467,192
Series 2021B
09/01/2041	2.000%	5,550,000	4,085,281
Series 2023A
08/01/2040	5.000%	1,755,000	1,964,475
08/01/2041	5.000%	2,000,000	2,230,161
Series 2023B
08/01/2043	4.000%	7,000,000	7,036,892
Total			16,784,001
Student Loan 0.8%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,511,153
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,242,802
Total			3,753,955
Total Municipal Bonds (Cost $480,774,423)			455,274,097

Money Market Funds 6.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(i)	29,154,834	29,161,513
Total Money Market Funds (Cost $29,154,834)		29,161,513
Total Investments in Securities (Cost: $509,929,257)		484,435,610
Other Assets & Liabilities, Net		3,867,275
Net Assets		488,302,885
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Minnesota Tax-Exempt Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $7,367,842, which represents 1.51% of total net assets.

(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $6,650,560, which represents 1.36% of total net assets.

(g)	Represents a security in default.
(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
11

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	455,274,097	—	455,274,097
Money Market Funds	29,161,513	—	—	29,161,513
Total Investments in Securities	29,161,513	455,274,097	—	484,435,610
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Minnesota Tax-Exempt Fund  | 2026

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $509,929,257)	$484,435,610
Receivable for:
Capital shares sold	1,341,747
Dividends	24,548
Interest	5,886,745
Prepaid expenses	3,556
Total assets	491,692,206
Liabilities
Due to custodian	6,202
Payable for:
Investments purchased on a delayed delivery basis	1,195,692
Capital shares redeemed	722,348
Distributions to shareholders	1,284,879
Management services fees	6,241
Distribution and/or service fees	2,111
Transfer agent fees	21,098
Compensation of chief compliance officer	39
Compensation of board members	828
Other expenses	23,495
Deferred compensation of board members	126,388
Total liabilities	3,389,321
Net assets applicable to outstanding capital stock	$488,302,885
Represented by
Paid in capital	557,217,425
Total distributable earnings (loss)	(68,914,540)
Total - representing net assets applicable to outstanding capital stock	$488,302,885
Class A
Net assets	$233,973,503
Shares outstanding	11,799,403
Net asset value per share	$19.83
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.44
Class C
Net assets	$18,670,995
Shares outstanding	941,531
Net asset value per share	$19.83
Institutional Class
Net assets	$207,613,400
Shares outstanding	10,478,687
Net asset value per share	$19.81
Institutional 2 Class
Net assets	$15,791,296
Shares outstanding	797,530
Net asset value per share	$19.80
Institutional 3 Class
Net assets	$12,253,691
Shares outstanding	617,574
Net asset value per share	$19.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
13

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$115,495
Interest	9,490,851
Total income	9,606,346
Expenses:
Management services fees	1,115,064
Distribution and/or service fees
Class A	294,100
Class C	92,293
Transfer agent fees
Class A	62,446
Class C	4,898
Institutional Class	52,343
Institutional 2 Class	3,928
Institutional 3 Class	243
Custodian fees	5,941
Printing and postage fees	12,831
Registration fees	10,475
Accounting services fees	16,256
Legal fees	16,324
Compensation of chief compliance officer	39
Compensation of board members	8,074
Deferred compensation of board members	15,544
Other	8,056
Total expenses	1,718,855
Expense reduction	(40)
Total net expenses	1,718,815
Net investment income	7,887,531
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,740,434)
Net realized loss	(1,740,434)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,832,660
Net change in unrealized appreciation (depreciation)	27,832,660
Net realized and unrealized gain	26,092,226
Net increase in net assets resulting from operations	$33,979,757
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Minnesota Tax-Exempt Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$7,887,531	$16,494,803
Net realized loss	(1,740,434)	(11,106,430)
Net change in unrealized appreciation (depreciation)	27,832,660	(13,828,592)
Net increase (decrease) in net assets resulting from operations	33,979,757	(8,440,219)
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,725,708)	(8,117,479)
Advisor Class	—	(276,812)
Class C	(222,659)	(501,007)
Institutional Class	(3,372,409)	(6,662,833)
Institutional 2 Class	(253,114)	(549,294)
Institutional 3 Class	(192,869)	(422,617)
Total distributions to shareholders	(7,766,759)	(16,530,042)
Increase (decrease) in net assets from capital stock activity	947,871	(33,942,738)
Total increase (decrease) in net assets	27,160,869	(58,912,999)
Net assets at beginning of period	461,142,016	520,055,015
Net assets at end of period	$488,302,885	$461,142,016
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
15

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	643,040	12,608,884	1,072,102	20,846,555
Distributions reinvested	187,868	3,672,610	411,248	7,988,899
Shares redeemed	(1,382,480)	(26,985,947)	(2,733,967)	(52,822,422)
Net decrease	(551,572)	(10,704,453)	(1,250,617)	(23,986,968)
Advisor Class
Shares sold	—	—	93,408	1,854,560
Distributions reinvested	—	—	11,165	221,221
Shares redeemed	—	—	(1,424,420)	(28,173,050)
Net decrease	—	—	(1,319,847)	(26,097,269)
Class C
Shares sold	107,150	2,097,164	112,729	2,212,136
Distributions reinvested	11,200	218,983	25,522	495,983
Shares redeemed	(128,145)	(2,500,748)	(358,624)	(6,974,792)
Net decrease	(9,795)	(184,601)	(220,373)	(4,266,673)
Institutional Class
Shares sold	1,808,188	35,244,989	5,095,090	99,092,435
Distributions reinvested	171,046	3,342,411	340,491	6,600,002
Shares redeemed	(1,506,772)	(29,233,377)	(4,212,792)	(80,624,156)
Net increase	472,462	9,354,023	1,222,789	25,068,281
Institutional 2 Class
Shares sold	103,325	2,023,397	159,921	3,087,167
Distributions reinvested	12,658	247,220	27,686	538,005
Shares redeemed	(64,810)	(1,265,945)	(368,099)	(7,174,533)
Net increase (decrease)	51,173	1,004,672	(180,492)	(3,549,361)
Institutional 3 Class
Shares sold	159,808	3,117,741	270,896	5,229,744
Distributions reinvested	9,731	190,480	21,746	422,477
Shares redeemed	(94,352)	(1,829,991)	(354,483)	(6,762,969)
Net increase (decrease)	75,187	1,478,230	(61,841)	(1,110,748)
Total net increase (decrease)	37,455	947,871	(1,810,381)	(33,942,738)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Minnesota Tax-Exempt Fund  | 2026

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Columbia Minnesota Tax-Exempt Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$18.75	0.31	1.08	1.39	(0.31)	—	(0.31)
Year Ended 7/31/2025	$19.70	0.62	(0.95)	(0.33)	(0.62)	—	(0.62)
Year Ended 7/31/2024	$19.33	0.60	0.38	0.98	(0.61)	—	(0.61)
Year Ended 7/31/2023	$20.33	0.57	(1.00)	(0.43)	(0.57)	—	(0.57)
Year Ended 7/31/2022	$22.88	0.48	(2.51)	(2.03)	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2021(e)	$22.56	0.48	0.34	0.82	(0.49)	(0.01)	(0.50)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$18.76	0.24	1.07	1.31	(0.24)	—	(0.24)
Year Ended 7/31/2025	$19.70	0.47	(0.94)	(0.47)	(0.47)	—	(0.47)
Year Ended 7/31/2024	$19.33	0.45	0.39	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2023	$20.33	0.42	(0.99)	(0.57)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$22.88	0.31	(2.50)	(2.19)	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2021(e)	$22.56	0.32	0.33	0.65	(0.32)	(0.01)	(0.33)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$18.74	0.34	1.06	1.40	(0.33)	—	(0.33)
Year Ended 7/31/2025	$19.68	0.66	(0.94)	(0.28)	(0.66)	—	(0.66)
Year Ended 7/31/2024	$19.31	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.32	0.62	(1.01)	(0.39)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.86	0.53	(2.50)	(1.97)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.54	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$18.73	0.34	1.06	1.40	(0.33)	—	(0.33)
Year Ended 7/31/2025	$19.67	0.66	(0.94)	(0.28)	(0.66)	—	(0.66)
Year Ended 7/31/2024	$19.30	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.30	0.62	(1.00)	(0.38)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.85	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.53	0.54	0.33	0.87	(0.54)	(0.01)	(0.55)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Minnesota Tax-Exempt Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$19.83	7.45%	0.81%	0.81% (c)	3.22%	2%	$233,974
Year Ended 7/31/2025	$18.75	(1.75% )	0.81% (d)	0.81% (c),(d)	3.16%	13%	$231,636
Year Ended 7/31/2024	$19.70	5.20%	0.81% (d)	0.81% (c),(d)	3.11%	10%	$267,948
Year Ended 7/31/2023	$19.33	(2.06% )	0.80% (d)	0.80% (c),(d)	2.92%	12%	$301,959
Year Ended 7/31/2022	$20.33	(8.97% )	0.77% (d)	0.77% (c),(d)	2.20%	19%	$357,808
Year Ended 7/31/2021 (e)	$22.88	3.69%	0.77%	0.77% (c)	2.15%	7%	$457,218
Class C
Six Months Ended 1/31/2026 (Unaudited)	$19.83	6.99%	1.56%	1.56% (c)	2.47%	2%	$18,671
Year Ended 7/31/2025	$18.76	(2.43% )	1.55% (d)	1.55% (c),(d)	2.41%	13%	$17,842
Year Ended 7/31/2024	$19.70	4.42%	1.56% (d)	1.56% (c),(d)	2.36%	10%	$23,083
Year Ended 7/31/2023	$19.33	(2.79% )	1.55% (d)	1.55% (c),(d)	2.16%	12%	$29,587
Year Ended 7/31/2022	$20.33	(9.65% )	1.52% (d)	1.52% (c),(d)	1.45%	19%	$39,886
Year Ended 7/31/2021 (e)	$22.88	2.91%	1.52%	1.52% (c)	1.41%	7%	$49,588
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$19.81	7.53%	0.56%	0.56% (c)	3.47%	2%	$207,613
Year Ended 7/31/2025	$18.74	(1.46% )	0.56% (d)	0.56% (c),(d)	3.42%	13%	$187,507
Year Ended 7/31/2024	$19.68	5.47%	0.56% (d)	0.56% (c),(d)	3.36%	10%	$172,891
Year Ended 7/31/2023	$19.31	(1.86% )	0.55% (d)	0.55% (c),(d)	3.17%	12%	$176,454
Year Ended 7/31/2022	$20.32	(8.70% )	0.52% (d)	0.52% (c),(d)	2.45%	19%	$215,892
Year Ended 7/31/2021 (e)	$22.86	3.86%	0.52%	0.52% (c)	2.39%	7%	$262,778
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$19.80	7.53%	0.56%	0.56%	3.47%	2%	$15,791
Year Ended 7/31/2025	$18.73	(1.46% )	0.56% (d)	0.56% (d)	3.40%	13%	$13,977
Year Ended 7/31/2024	$19.67	5.47%	0.56% (d)	0.56% (d)	3.37%	10%	$18,233
Year Ended 7/31/2023	$19.30	(1.82% )	0.55% (d)	0.55% (d)	3.17%	12%	$8,847
Year Ended 7/31/2022	$20.30	(8.76% )	0.53% (d)	0.53% (d)	2.49%	19%	$8,937
Year Ended 7/31/2021 (e)	$22.85	3.99%	0.53%	0.53%	2.39%	7%	$6,991
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
19

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$18.77	0.34	1.07	1.41	(0.34)	—	(0.34)
Year Ended 7/31/2025	$19.71	0.67	(0.93)	(0.26)	(0.68)	—	(0.68)
Year Ended 7/31/2024	$19.34	0.65	0.39	1.04	(0.67)	—	(0.67)
Year Ended 7/31/2023	$20.34	0.63	(1.00)	(0.37)	(0.63)	—	(0.63)
Year Ended 7/31/2022	$22.90	0.54	(2.52)	(1.98)	(0.54)	(0.04)	(0.58)
Year Ended 7/31/2021(e)	$22.58	0.55	0.34	0.89	(0.56)	(0.01)	(0.57)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Minnesota Tax-Exempt Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$19.84	7.54%	0.51%	0.51%	3.52%	2%	$12,254
Year Ended 7/31/2025	$18.77	(1.41% )	0.51% (d)	0.51% (d)	3.47%	13%	$10,178
Year Ended 7/31/2024	$19.71	5.51%	0.51% (d)	0.51% (d)	3.41%	10%	$11,911
Year Ended 7/31/2023	$19.34	(1.76% )	0.50% (d)	0.50% (d)	3.22%	12%	$11,380
Year Ended 7/31/2022	$20.34	(8.73% )	0.48% (d)	0.48% (d)	2.50%	19%	$14,353
Year Ended 7/31/2021 (e)	$22.90	4.09%	0.48%	0.48%	2.43%	7%	$16,740
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2026
21

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
22
Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Minnesota Tax-Exempt Fund  | 2026
23

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
24
Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $451,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	18,678
Class C	—	1.00 (b)	167

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Minnesota Tax-Exempt Fund  | 2026
25

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.84	0.84
Class C	1.59	1.59
Institutional Class	0.59	0.59
Institutional 2 Class	0.59	0.59
Institutional 3 Class	0.54	0.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
509,929,000	2,376,000	(27,869,000)	(25,493,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(6,314,062)	(35,443,005)	(41,757,067)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26
Columbia Minnesota Tax-Exempt Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,445,101 and $32,319,299, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Minnesota Tax-Exempt Fund  | 2026
27

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 64.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Columbia Minnesota Tax-Exempt Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_T01_(03/26)

Columbia Select Short Corporate Income Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Short Corporate Income Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 89.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.5%
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,834,772
Boeing Co. (The)
03/01/2029	3.200%	1,610,000	1,564,223
05/01/2029	6.298%	3,060,000	3,250,390
L3Harris Technologies, Inc.
01/15/2027	5.400%	7,033,000	7,130,909
06/01/2029	5.050%	2,145,000	2,203,878
Lockheed Martin Corp.
08/15/2030	4.400%	1,480,000	1,495,098
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,545,951
Raytheon Technologies Corp.
03/15/2027	3.500%	7,362,000	7,328,252
United Technologies Corp.
11/16/2028	4.125%	4,945,000	4,967,577
Total			42,321,050
Banking 18.4%
Bank of America Corp.(b)
10/24/2031	1.922%	12,991,000	11,620,889
Citigroup, Inc.(b)
09/11/2031	4.503%	8,979,000	8,986,104
Goldman Sachs Group, Inc. (The)(b)
10/21/2031	4.369%	4,972,000	4,945,432
01/21/2032	5.065%	4,548,000	4,544,936
HSBC Holdings PLC(b)
11/06/2031	4.619%	7,031,000	7,056,729
JPMorgan Chase & Co.(b)
10/22/2030	4.603%	2,627,000	2,663,403
10/22/2031	4.255%	7,305,000	7,264,817
01/22/2032	4.347%	4,867,000	4,855,640
Morgan Stanley(b)
01/16/2032	4.493%	8,400,000	8,393,395
Morgan Stanley Private Bank(b)
11/19/2031	4.465%	9,552,000	9,555,484
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	2,068,000	2,111,212
Royal Bank of Canada(b)
02/04/2031	5.153%	3,125,000	3,218,358
08/06/2031	4.696%	2,061,000	2,086,504
11/03/2031	4.305%	7,234,000	7,208,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
04/23/2031	5.150%	6,659,000	6,857,437
Total			91,368,481
Building Materials 0.6%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	162,000	164,840
07/31/2032	6.125%	2,808,000	2,866,861
Total			3,031,701
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	4,313,000	3,888,351
Chemicals 2.3%
LYB Finance Co. BV(a)
03/15/2027	8.100%	3,621,000	3,768,952
LYB International Finance III LLC
01/15/2031	5.125%	7,568,000	7,605,128
Total			11,374,080
Electric 7.7%
AEP Texas, Inc.
07/01/2030	2.100%	4,758,000	4,340,265
Emera US Finance LP
06/15/2026	3.550%	8,192,000	8,167,351
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,605,000	5,636,238
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,562,045
Pacific Gas and Electric Co.
06/15/2028	3.000%	6,837,000	6,652,677
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	862,000	863,739
WEC Energy Group, Inc.
09/12/2026	5.600%	1,058,000	1,067,042
Xcel Energy, Inc.
12/01/2029	2.600%	7,256,000	6,842,120
Total			38,131,477
Food and Beverage 10.1%
Bacardi-Martini BV(a)
02/01/2030	5.550%	12,905,000	13,297,376
General Mills, Inc.
01/30/2027	4.700%	4,664,000	4,695,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Heineken NV(a)
01/29/2028	3.500%	8,177,000	8,096,915
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,210,000	8,298,514
Kraft Heinz Foods Co.
04/01/2030	3.750%	6,665,000	6,517,602
Mars, Inc.(a)
03/01/2030	4.800%	3,864,000	3,946,674
Tyson Foods, Inc.
06/02/2027	3.550%	5,054,000	5,024,149
Total			49,876,798
Health Care 2.1%
CVS Health Corp.
04/01/2030	3.750%	2,045,000	1,993,237
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	1,758,000	1,763,049
HCA, Inc.
03/15/2027	3.125%	1,856,000	1,838,591
09/01/2030	3.500%	5,151,000	4,953,126
Total			10,548,003
Healthcare Insurance 2.6%
Centene Corp.
02/15/2030	3.375%	4,282,000	3,951,362
UnitedHealth Group, Inc.
12/15/2028	3.875%	2,605,000	2,601,061
05/15/2030	2.000%	4,962,000	4,529,346
01/15/2031	4.650%	1,926,000	1,950,010
Total			13,031,779
Independent Energy 4.1%
APA Corp.
01/15/2030	4.250%	3,386,000	3,344,766
Occidental Petroleum Corp.
09/01/2030	6.625%	9,487,000	10,200,073
Woodside Finance Ltd.
05/19/2030	5.400%	6,703,000	6,896,347
Total			20,441,186
Integrated Energy 1.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,406,879
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 9.4%
Corebridge Global Funding(a)
08/21/2028	4.250%	2,473,000	2,480,072
06/06/2030	4.850%	2,746,000	2,783,588
10/02/2030	4.450%	2,855,000	2,848,104
01/09/2031	4.550%	1,262,000	1,259,249
Met Tower Global Funding(a)
10/01/2027	4.000%	1,020,000	1,021,882
09/16/2030	4.200%	972,000	967,208
Metropolitan Life Global Funding I(a)
01/12/2031	4.350%	1,468,000	1,467,407
New York Life Global Funding(a)
12/05/2029	4.600%	2,434,000	2,473,427
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	5,852,000	6,063,101
Pacific Life Global Funding II(a)
01/11/2032	2.450%	2,235,000	1,988,894
Pricoa Global Funding I(a)
11/25/2030	4.350%	3,815,000	3,816,091
Principal Life Global Funding II(a)
01/09/2028	4.800%	2,135,000	2,164,701
11/27/2029	4.950%	14,766,000	15,110,670
Voya Global Funding(a)
11/24/2030	4.600%	2,385,000	2,395,591
Total			46,839,985
Media and Entertainment 1.1%
Meta Platforms, Inc.
11/15/2030	4.200%	3,827,000	3,819,641
11/15/2035	4.875%	1,382,000	1,365,536
Total			5,185,177
Midstream 4.4%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,109,226
Enbridge, Inc.
02/15/2031	4.500%	5,040,000	5,039,623
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,854,302
Western Midstream Operating LP
01/15/2029	6.350%	3,751,000	3,955,812
Total			21,958,963
Natural Gas 1.1%
NiSource, Inc.
07/01/2029	5.200%	5,157,000	5,318,318
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 4.3%
Amgen, Inc.
03/02/2030	5.250%	6,030,000	6,257,325
Gilead Sciences, Inc.
03/01/2026	3.650%	10,736,000	10,731,409
Merck & Co., Inc.
03/15/2031	4.150%	4,372,000	4,354,333
Total			21,343,067
Railroads 0.7%
Canadian Pacific Railway Co.
12/02/2031	2.450%	3,905,000	3,509,876
Retailers 0.6%
Lowe’s Cos, Inc.
10/15/2028	4.000%	3,106,000	3,109,306
Technology 4.0%
Alphabet, Inc.
11/15/2030	4.100%	2,824,000	2,827,213
Broadcom, Inc.
02/15/2030	4.350%	3,089,000	3,107,156
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,456,000	6,686,886
Intel Corp.
11/15/2029	2.450%	1,600,000	1,497,715
Oracle Corp.
09/26/2032	4.800%	5,881,000	5,692,074
Total			19,811,044
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,860,000	1,884,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 4.3%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	5,989,950	6,028,660
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,842,194
04/15/2027	3.750%	3,468,000	3,459,176
04/15/2030	3.875%	3,093,000	3,038,565
Total			21,368,595
Wirelines 0.8%
Orange SA(a)
01/13/2031	4.250%	3,756,000	3,724,007
Total Corporate Bonds & Notes (Cost $439,238,616)			443,472,633

U.S. Treasury Obligations 2.7%

U.S. Treasury
01/31/2026	0.375%	12,700,000	12,698,835
12/31/2031	4.500%	883,000	909,835
Total U.S. Treasury Obligations (Cost $13,585,954)			13,608,670

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(c),(d)	33,067,217	33,057,297
Total Money Market Funds (Cost $33,059,928)		33,057,297
Total Investments in Securities (Cost: $485,884,498)		490,138,600
Other Assets & Liabilities, Net		5,810,129
Net Assets		495,948,729
At January 31, 2026, securities and/or cash totaling $1,475,591 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	141	03/2026	USD	29,397,399	11,189	—
U.S. Treasury 2-Year Note	766	03/2026	USD	159,705,016	—	(198,858)
Total					11,189	(198,858)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(90)	03/2026	USD	(10,064,531)	124,353	—
U.S. Treasury 5-Year Note	(769)	03/2026	USD	(83,766,930)	304,975	—
U.S. Treasury Ultra 10-Year Note	(14)	03/2026	USD	(1,598,188)	17,797	—
Total					447,125	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $114,675,448, which represents 23.12% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	32,049,000	184,009,992	(182,999,443)	(2,252)	33,057,297	1,124	704,432	33,067,217
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	443,472,633	—	443,472,633
U.S. Treasury Obligations	—	13,608,670	—	13,608,670
Money Market Funds	33,057,297	—	—	33,057,297
Total Investments in Securities	33,057,297	457,081,303	—	490,138,600
Investments in Derivatives
Asset
Futures Contracts	458,314	—	—	458,314
Liability
Futures Contracts	(198,858)	—	—	(198,858)
Total	33,316,753	457,081,303	—	490,398,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
7

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $452,824,570)	$457,081,303
Affiliated issuers (cost $33,059,928)	33,057,297
Margin deposits on:
Futures contracts	1,475,591
Receivable for:
Capital shares sold	2,002,252
Dividends	107,847
Interest	4,837,343
Variation margin for futures contracts	84,961
Expense reimbursement due from Investment Manager	2,246
Prepaid expenses	3,813
Other assets	1,416
Total assets	498,654,069
Liabilities
Payable for:
Capital shares redeemed	730,646
Distributions to shareholders	1,649,702
Variation margin for futures contracts	43,912
Management services fees	5,831
Distribution and/or service fees	1,048
Transfer agent fees	86,273
Compensation of chief compliance officer	41
Compensation of board members	863
Other expenses	30,738
Deferred compensation of board members	156,286
Total liabilities	2,705,340
Net assets applicable to outstanding capital stock	$495,948,729
Represented by
Paid in capital	540,544,287
Total distributable earnings (loss)	(44,595,558)
Total - representing net assets applicable to outstanding capital stock	$495,948,729
Class A
Net assets	$125,677,599
Shares outstanding	12,547,205
Net asset value per share	$10.02
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.12
Class C
Net assets	$6,844,864
Shares outstanding	683,409
Net asset value per share	$10.02
Institutional Class
Net assets	$311,668,488
Shares outstanding	31,091,227
Net asset value per share	$10.02
Institutional 2 Class
Net assets	$12,605,276
Shares outstanding	1,257,264
Net asset value per share	$10.03
Institutional 3 Class
Net assets	$39,152,502
Shares outstanding	3,906,351
Net asset value per share	$10.02
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Short Corporate Income Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$704,432
Interest	10,732,055
Interfund lending	793
Total income	11,437,280
Expenses:
Management services fees	1,092,340
Distribution and/or service fees
Class A	160,432
Class C	38,116
Transfer agent fees
Class A	74,712
Class C	4,435
Institutional Class	184,483
Institutional 2 Class	3,670
Institutional 3 Class	1,396
Custodian fees	3,289
Printing and postage fees	18,306
Registration fees	47,474
Accounting services fees	16,256
Legal fees	12,185
Compensation of chief compliance officer	41
Compensation of board members	8,267
Deferred compensation of board members	18,999
Other	8,339
Total expenses	1,692,740
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(396,689)
Expense reduction	(20)
Total net expenses	1,296,031
Net investment income	10,141,249
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,978,715
Investments — affiliated issuers	1,124
Futures contracts	(789,836)
Net realized gain	3,190,003
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	459,230
Investments — affiliated issuers	(2,252)
Futures contracts	817,927
Net change in unrealized appreciation (depreciation)	1,274,905
Net realized and unrealized gain	4,464,908
Net increase in net assets resulting from operations	$14,606,157
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$10,141,249	$20,625,422
Net realized gain	3,190,003	1,494,502
Net change in unrealized appreciation (depreciation)	1,274,905	5,439,559
Net increase in net assets resulting from operations	14,606,157	27,559,483
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,474,932)	(5,209,299)
Advisor Class	—	(784,744)
Class C	(118,123)	(260,064)
Institutional Class	(6,509,430)	(11,623,159)
Institutional 2 Class	(271,437)	(521,625)
Institutional 3 Class	(887,094)	(2,246,468)
Total distributions to shareholders	(10,261,016)	(20,645,359)
Decrease in net assets from capital stock activity	(13,100,800)	(51,136,085)
Total decrease in net assets	(8,755,659)	(44,221,961)
Net assets at beginning of period	504,704,388	548,926,349
Net assets at end of period	$495,948,729	$504,704,388
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Short Corporate Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	603,945	6,047,174	1,359,144	13,405,414
Distributions reinvested	229,122	2,293,838	490,251	4,845,346
Shares redeemed	(1,326,705)	(13,280,774)	(3,683,679)	(36,368,724)
Net decrease	(493,638)	(4,939,762)	(1,834,284)	(18,117,964)
Advisor Class
Shares sold	—	—	438,413	4,328,558
Distributions reinvested	—	—	67,231	664,648
Shares redeemed	—	—	(7,465,884)	(73,290,194)
Net decrease	—	—	(6,960,240)	(68,296,988)
Class C
Shares sold	27,969	280,338	188,905	1,867,823
Distributions reinvested	9,673	96,819	21,553	213,011
Shares redeemed	(161,812)	(1,620,485)	(321,552)	(3,174,490)
Net decrease	(124,170)	(1,243,328)	(111,094)	(1,093,656)
Institutional Class
Shares sold	4,418,086	44,253,413	14,192,468	139,757,210
Distributions reinvested	552,636	5,536,454	1,014,778	10,037,831
Shares redeemed	(4,809,721)	(48,178,478)	(9,629,971)	(95,169,270)
Net increase	161,001	1,611,389	5,577,275	54,625,771
Institutional 2 Class
Shares sold	47,950	480,269	392,752	3,883,658
Distributions reinvested	27,086	271,437	52,713	521,537
Shares redeemed	(196,216)	(1,966,793)	(474,973)	(4,685,331)
Net decrease	(121,180)	(1,215,087)	(29,508)	(280,136)
Institutional 3 Class
Shares sold	711,522	7,117,200	1,743,329	17,141,168
Distributions reinvested	84,832	849,819	219,108	2,166,923
Shares redeemed	(1,524,300)	(15,281,031)	(3,779,654)	(37,281,203)
Net decrease	(727,946)	(7,314,012)	(1,817,217)	(17,973,112)
Total net decrease	(1,305,933)	(13,100,800)	(5,175,068)	(51,136,085)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$9.93	0.19	0.09	0.28	(0.19)	—	(0.19)
Year Ended 7/31/2025	$9.80	0.37	0.13	0.50	(0.37)	—	(0.37)
Year Ended 7/31/2024	$9.51	0.33	0.29	0.62	(0.33)	—	(0.33)
Year Ended 7/31/2023	$9.64	0.23	(0.11)	0.12	(0.25)	—	(0.25)
Year Ended 7/31/2022	$10.43	0.10	(0.72)	(0.62)	(0.10)	(0.07)	(0.17)
Year Ended 7/31/2021	$10.38	0.09	0.06	0.15	(0.10)	—	(0.10)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$9.93	0.15	0.10	0.25	(0.16)	—	(0.16)
Year Ended 7/31/2025	$9.80	0.29	0.14	0.43	(0.30)	—	(0.30)
Year Ended 7/31/2024	$9.51	0.26	0.29	0.55	(0.26)	—	(0.26)
Year Ended 7/31/2023	$9.64	0.16	(0.11)	0.05	(0.18)	—	(0.18)
Year Ended 7/31/2022	$10.43	0.02	(0.72)	(0.70)	(0.02)	(0.07)	(0.09)
Year Ended 7/31/2021	$10.38	0.02	0.05	0.07	(0.02)	—	(0.02)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$9.94	0.20	0.09	0.29	(0.21)	—	(0.21)
Year Ended 7/31/2025	$9.81	0.40	0.12	0.52	(0.39)	—	(0.39)
Year Ended 7/31/2024	$9.52	0.35	0.30	0.65	(0.36)	—	(0.36)
Year Ended 7/31/2023	$9.65	0.26	(0.12)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2022	$10.44	0.12	(0.72)	(0.60)	(0.12)	(0.07)	(0.19)
Year Ended 7/31/2021	$10.39	0.12	0.05	0.17	(0.12)	—	(0.12)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$9.94	0.21	0.09	0.30	(0.21)	—	(0.21)
Year Ended 7/31/2025	$9.81	0.40	0.13	0.53	(0.40)	—	(0.40)
Year Ended 7/31/2024	$9.52	0.36	0.29	0.65	(0.36)	—	(0.36)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.13	(0.72)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.12	0.06	0.18	(0.13)	—	(0.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Short Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$10.02	2.87%	0.85%	0.69% (c)	3.81%	54%	$125,678
Year Ended 7/31/2025	$9.93	5.18%	0.84%	0.70% (c)	3.73%	107%	$129,510
Year Ended 7/31/2024	$9.80	6.68%	0.84%	0.71% (c)	3.42%	96%	$145,829
Year Ended 7/31/2023	$9.51	1.26%	0.83%	0.75% (c)	2.46%	61%	$164,626
Year Ended 7/31/2022	$9.64	(6.02% )	0.81%	0.76% (c)	1.02%	79%	$195,763
Year Ended 7/31/2021	$10.43	1.43%	0.82%	0.77% (c)	0.89%	98%	$233,349
Class C
Six Months Ended 1/31/2026 (Unaudited)	$10.02	2.48%	1.60%	1.44% (c)	3.06%	54%	$6,845
Year Ended 7/31/2025	$9.93	4.40%	1.59%	1.45% (c)	2.98%	107%	$8,020
Year Ended 7/31/2024	$9.80	5.88%	1.59%	1.46% (c)	2.69%	96%	$9,006
Year Ended 7/31/2023	$9.51	0.50%	1.58%	1.50% (c)	1.70%	61%	$7,504
Year Ended 7/31/2022	$9.64	(6.73% )	1.56%	1.51% (c)	0.20%	79%	$10,658
Year Ended 7/31/2021	$10.43	0.68%	1.57%	1.52% (c)	0.16%	98%	$23,715
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$10.02	2.90%	0.60%	0.44% (c)	4.06%	54%	$311,668
Year Ended 7/31/2025	$9.94	5.44%	0.60%	0.45% (c)	4.01%	107%	$307,414
Year Ended 7/31/2024	$9.81	6.94%	0.59%	0.46% (c)	3.67%	96%	$248,715
Year Ended 7/31/2023	$9.52	1.51%	0.58%	0.50% (c)	2.71%	61%	$270,446
Year Ended 7/31/2022	$9.65	(5.78% )	0.56%	0.51% (c)	1.24%	79%	$307,759
Year Ended 7/31/2021	$10.44	1.68%	0.57%	0.52% (c)	1.13%	98%	$503,810
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$10.03	3.03%	0.54%	0.39%	4.12%	54%	$12,605
Year Ended 7/31/2025	$9.94	5.49%	0.54%	0.40%	4.04%	107%	$13,702
Year Ended 7/31/2024	$9.81	6.99%	0.54%	0.41%	3.72%	96%	$13,816
Year Ended 7/31/2023	$9.52	1.56%	0.53%	0.45%	2.77%	61%	$15,538
Year Ended 7/31/2022	$9.65	(5.73% )	0.51%	0.46%	1.29%	79%	$17,257
Year Ended 7/31/2021	$10.44	1.73%	0.52%	0.48%	1.18%	98%	$92,315
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$9.94	0.21	0.08	0.29	(0.21)	—	(0.21)
Year Ended 7/31/2025	$9.81	0.40	0.13	0.53	(0.40)	—	(0.40)
Year Ended 7/31/2024	$9.52	0.36	0.30	0.66	(0.37)	—	(0.37)
Year Ended 7/31/2023	$9.65	0.26	(0.11)	0.15	(0.28)	—	(0.28)
Year Ended 7/31/2022	$10.44	0.14	(0.73)	(0.59)	(0.13)	(0.07)	(0.20)
Year Ended 7/31/2021	$10.39	0.13	0.05	0.18	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Short Corporate Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$10.02	2.95%	0.49%	0.34%	4.16%	54%	$39,153
Year Ended 7/31/2025	$9.94	5.55%	0.48%	0.35%	4.07%	107%	$46,059
Year Ended 7/31/2024	$9.81	7.05%	0.49%	0.36%	3.78%	96%	$63,299
Year Ended 7/31/2023	$9.52	1.61%	0.48%	0.40%	2.73%	61%	$56,815
Year Ended 7/31/2022	$9.65	(5.69% )	0.46%	0.42%	1.35%	79%	$124,365
Year Ended 7/31/2021	$10.44	1.78%	0.47%	0.43%	1.25%	98%	$175,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Short Corporate Income Fund  | 2026
15

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Select Short Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
16
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives
Columbia Select Short Corporate Income Fund  | 2026
17

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
18
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	458,314 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	198,858 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(789,836)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	817,927
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	180,292,563
Futures contracts — short	113,425,438
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Select Short Corporate Income Fund  | 2026
19

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
20
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and
Columbia Select Short Corporate Income Fund  | 2026
21

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $402,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	23,996
Class C	—	1.00 (b)	34

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.68	0.70
Class C	1.43	1.45
Institutional Class	0.43	0.45
Institutional 2 Class	0.37	0.40
Institutional 3 Class	0.32	0.35
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
22
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
485,884,000	5,226,000	(712,000)	4,514,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(12,211,599)	(39,721,693)	(51,933,292)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $255,491,532 and $275,445,243, respectively, for the six months ended January 31, 2026, of which $12,649,895 and $0, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Select Short Corporate Income Fund  | 2026
23

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,180,000	4.82	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
24
Columbia Select Short Corporate Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 37.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Short Corporate Income Fund  | 2026
25

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Short Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR183_07_T01_(03/26)

Columbia Short-Term Cash Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short-Term Cash Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Commercial Paper 3.8%
Issuer	Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/05/2026	3.820%	37,950,000	37,926,168
02/13/2026	3.820%	55,000,000	54,919,480
02/26/2026	3.830%	75,000,000	74,788,350
03/04/2026	3.830%	58,214,000	58,013,220
03/09/2026	3.830%	67,000,000	66,734,010
03/18/2026	3.830%	10,030,000	9,980,763
04/20/2026	3.770%	35,740,000	35,447,460
04/28/2026	3.840%	100,000,000	99,082,500
MetLife Short Term Funding LLC
05/01/2026	3.840%	8,133,000	8,055,850
New York Life Short Term Funding LLC(a)
02/11/2026	3.830%	50,000,000	49,937,100
04/08/2026	3.900%	35,000,000	34,747,755
04/14/2026	3.900%	25,000,000	24,803,925
04/22/2026	3.900%	25,650,000	25,427,255
Total Asset-Backed Commercial Paper (Cost $579,952,616)			579,863,836

Asset-Backed Securities - Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)
Series 2025-B Class A1
05/15/2026	4.559%	2,978,655	2,980,724
CarMax Auto Owner Trust
Series 2026-1 Class A1
02/16/2027	4.042%	80,000,000	80,032,208
Enterprise Fleet Financing(a)
Series 2025-2 Class A1
05/20/2026	4.555%	3,876,057	3,877,153
Series 2025-3 Class A1
07/20/2026	4.551%	13,160,885	13,168,997
Enterprise Fleet Financing LLC(a)
Series 2025-4 Class A1
10/20/2026	4.103%	93,863,410	93,912,942
Ford Credit Auto Owner Trust
Series 2025-B Class A1
10/15/2026	4.057%	50,782,848	50,787,149
M&T Equipment(a)
Series 2025-1A Class A1
05/18/2026	4.642%	954,400	954,679
NMEF Funding LLC(a)
Series 2025-B Class A1
07/15/2026	4.506%	1,693,044	1,693,857
PEAC Solutions Receivables LLC(a)
Series 2026-1A Class A1
01/20/2027	4.191%	27,000,000	27,002,379
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
08/17/2026	4.359%	12,082,349	12,087,895
Total Asset-Backed Securities — Non-Agency (Cost $286,391,649)			286,497,983

Certificates of Deposit 4.3%
Issuer	Yield	Principal Amount ($)	Value ($)
Australia and New Zealand Banking Group Ltd.
02/02/2026	3.620%	230,000,000	230,000,575
02/03/2026	3.620%	200,000,000	200,000,864
Cooperatieve Rabobank UA
02/02/2026	3.620%	130,000,000	130,000,108
Nordea Bank Abp
02/12/2026	3.670%	100,000,000	100,008,800
Total Certificates of Deposit (Cost $660,000,000)			660,010,347

Commercial Paper 33.5%

Banking 11.0%
Canadian Imperial Bank of Commerce(a)
02/02/2026	3.750%	190,600,000	190,541,345
Canadian Imperial Bank of Commerce
02/06/2026	3.740%	300,000,000	299,785,200
Credit Agricole
02/02/2026	3.800%	90,000,000	89,971,920
02/06/2026	3.790%	156,000,000	155,886,588
DNB Bank ASA
04/13/2026	3.750%	35,000,000	34,739,215
04/23/2026	3.760%	200,000,000	198,305,800
JPMorgan Securities LLC(a),(b)
SOFR + 0.240% 05/12/2026	3.910%	75,000,000	75,010,500
SOFR + 0.240% 07/10/2026	3.900%	100,000,000	100,013,200
SOFR + 0.220% 07/27/2026	3.880%	175,000,000	175,008,575
Nordea Bank Abp
03/30/2026	3.750%	160,000,000	159,036,640
Toronto Dominion Bank (The)
03/09/2026	3.860%	93,400,000	93,026,213
03/26/2026	3.870%	129,700,000	128,948,000
Total			1,700,273,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Chemicals 0.7%
Air Liquide US LLC(a)
03/09/2026	3.840%	104,550,000	104,133,786
Construction Machinery 4.2%
Caterpillar Financial Services Corp.
02/02/2026	3.760%	22,700,000	22,692,986
02/04/2026	3.760%	20,000,000	19,989,700
02/05/2026	3.760%	60,000,000	59,962,920
02/09/2026	3.770%	44,800,000	44,753,811
02/11/2026	3.770%	120,000,000	119,851,560
02/19/2026	3.730%	50,000,000	49,897,916
John Deere Capital Corp.(a)
03/24/2026	3.720%	90,000,000	89,515,980
03/26/2026	3.720%	50,000,000	49,720,950
John Deere Financial, Inc.(a)
02/19/2026	3.730%	25,000,000	24,948,950
02/24/2026	3.740%	20,000,000	19,948,940
02/25/2026	3.740%	22,000,000	21,941,568
03/19/2026	3.750%	90,000,000	89,558,370
03/23/2026	3.750%	20,000,000	19,893,680
04/21/2026	3.770%	16,000,000	15,867,376
Total			648,544,707
Consumer Products 0.6%
Procter & Gamble Co. (The)
03/05/2026	3.740%	100,000,000	99,652,800
Diversified Manufacturing 1.6%
Honeywell International, Inc.
02/12/2026	3.840%	50,000,000	49,931,650
02/13/2026	3.840%	50,000,000	49,926,400
Honeywell International, Inc.(a)
02/18/2026	3.850%	75,000,000	74,850,150
02/19/2026	3.850%	25,000,000	24,947,425
04/06/2026	3.760%	10,000,000	9,932,489
04/08/2026	3.860%	35,000,000	34,750,415
Total			244,338,529
Healthcare Insurance 1.3%
UnitedHealth Group, Inc.(a)
02/02/2026	3.800%	206,450,000	206,385,588
Integrated Energy 0.7%
Chevron Corp.(a)
02/05/2026	3.690%	20,000,000	19,987,860
03/27/2026	3.700%	90,000,000	89,491,500
Total			109,479,360
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Life Insurance 2.0%
New York Life Capital Corp.(a)
02/02/2026	3.740%	13,657,000	13,652,807
02/23/2026	3.760%	38,280,000	38,185,716
03/13/2026	3.770%	21,795,000	21,700,824
05/01/2026	3.770%	50,000,000	49,534,377
Prudential Funding LLC
02/02/2026	3.750%	180,000,000	179,944,607
Total			303,018,331
Other Financial Institutions 2.1%
Commerzbank US Finance, Inc.
02/02/2026	3.740%	330,000,000	329,898,690
Pharmaceuticals 1.7%
Novartis Finance Corp.
02/02/2026	3.740%	55,000,000	54,983,115
02/09/2026	3.760%	12,000,000	11,987,664
02/12/2026	3.740%	25,000,000	24,966,706
02/13/2026	3.760%	115,500,000	115,333,565
Novartis Finance Corp.(a)
02/05/2026	3.750%	12,500,000	12,492,300
Roche Holdings, Inc.(a)
03/02/2026	3.730%	40,000,000	39,873,840
Total			259,637,190
Retailers 2.5%
Walmart, Inc.
02/09/2026	3.730%	150,000,000	149,847,000
Walmart, Inc.(a)
02/11/2026	3.730%	155,000,000	154,810,280
02/23/2026	3.730%	75,000,000	74,816,325
Total			379,473,605
Technology 5.1%
Apple, Inc.
02/04/2026	3.700%	100,000,000	99,949,300
02/12/2026	3.710%	183,500,000	183,257,963
02/17/2026	3.710%	10,000,000	9,981,720
02/24/2026	3.710%	65,000,000	64,835,030
Apple, Inc.(a)
02/26/2026	3.720%	65,000,000	64,821,445
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Short-Term Cash Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Cisco Systems, Inc.
04/13/2026	3.790%	100,000,000	99,247,200
04/15/2026	3.790%	30,000,000	29,768,010
04/29/2026	3.800%	90,000,000	89,174,790
05/01/2026	3.800%	140,000,000	138,687,780
Total			779,723,238
Total Commercial Paper (Cost $5,165,143,541)			5,164,559,020

Treasury Bills 8.4%

United States 8.4%
U.S Treasury Bills
02/19/2026	3.110%	40,000,000	39,932,055
03/12/2026	3.420%	40,100,000	39,946,321
03/19/2026	3.460%	15,000,000	14,932,119
04/02/2026	3.500%	80,000,000	79,526,888
04/09/2026	3.500%	80,000,000	79,474,567
04/16/2026	3.510%	35,000,000	34,745,774
04/23/2026	3.520%	110,000,000	109,127,699
U.S. Treasury Bills
02/03/2026	0.900%	205,000,000	204,979,733
02/17/2026	3.050%	245,000,000	244,631,503
02/24/2026	3.230%	85,000,000	84,812,558
03/10/2026	3.400%	90,900,000	90,570,600
03/24/2026	3.500%	110,000,000	109,444,001
05/28/2026	3.560%	40,000,000	39,544,854
06/04/2026	3.550%	40,000,000	39,518,918
06/25/2026	3.560%	40,000,000	39,437,708
07/09/2026	3.570%	6,000,000	5,907,652
07/23/2026	3.570%	40,000,000	39,330,682
Total			1,295,863,632
Total Treasury Bills (Cost $1,295,568,305)			1,295,863,632

U.S. Government & Agency Obligations 43.7%

Fannie Mae Discount Notes
02/06/2026	3.720%	35,000,000	34,975,016
02/10/2026	3.730%	40,000,000	39,955,096
02/11/2026	3.730%	35,000,000	34,957,148
02/13/2026	3.720%	40,000,000	39,942,976
03/09/2026	3.730%	50,000,000	49,806,456
04/10/2026	3.750%	16,000,000	15,885,806
Federal Agricultural Mortgage Corp.(b)
SOFR + 0.045% 07/24/2026	3.710%	45,000,000	44,993,131
SOFR + 0.100% 09/18/2026	3.760%	128,000,000	127,969,784
SOFR + 0.145% 01/22/2027	3.790%	200,000,000	199,855,129
SOFR + 0.100% 03/04/2027	3.770%	72,000,000	71,901,305
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
SOFR + 0.130% 04/23/2027	3.800%	64,000,000	63,927,510
SOFR + 0.120% 05/12/2027	3.810%	69,000,000	68,929,239
SOFR + 0.150% 07/14/2027	3.810%	75,000,000	74,871,237
SOFR + 0.160% 08/13/2027	3.860%	79,000,000	78,865,261
SOFR + 0.160% 08/18/2027	3.850%	132,500,000	132,275,351
SOFR + 0.160% 09/03/2027	3.850%	32,500,000	32,441,300
SOFR + 0.150% 12/08/2027	3.810%	125,000,000	124,984,788
SOFR + 0.160% 12/21/2027	3.840%	70,500,000	70,489,787
Federal Agricultural Mortgage Corp. Discount Notes
04/27/2026	4.070%	55,000,000	54,471,939
Federal Farm Credit Banks Funding Corp.
05/20/2026	3.960%	71,500,000	71,461,796
09/02/2026	4.050%	146,000,000	145,977,251
Federal Farm Credit Discount Notes
02/02/2026	3.820%	597,000,000	596,812,806
02/03/2026	5.010%	50,000,000	49,979,135
02/04/2026	3.800%	90,000,000	89,953,135
02/10/2026	4.130%	108,475,000	108,350,686
02/20/2026	3.940%	68,000,000	67,851,623
02/24/2026	3.800%	15,000,000	14,961,015
03/03/2026	3.810%	3,900,000	3,887,007
03/04/2026	3.800%	15,000,000	14,948,601
03/06/2026	3.640%	30,000,000	29,891,054
03/30/2026	3.770%	20,000,000	19,878,772
03/31/2026	3.770%	20,000,000	19,876,777
04/27/2026	3.720%	25,000,000	24,780,172
Federal Home Loan Bank Discount Notes
02/25/2026	3.730%	80,000,000	79,787,854
03/04/2026	3.730%	87,500,000	87,205,722
03/11/2026	3.730%	190,100,000	189,325,886
03/17/2026	3.750%	110,000,000	109,483,102
03/30/2026	3.730%	65,000,000	64,610,135
04/10/2026	3.730%	10,000,000	9,928,965
04/17/2026	3.730%	95,000,000	94,258,050
09/01/2026	3.740%	10,000,000	9,785,384
Federal Home Loan Banks(b)
SOFR + 0.005% 02/23/2026	3.690%	35,000,000	34,996,407
SOFR + 0.020% 05/22/2026	3.710%	65,000,000	65,008,587
SOFR + 0.105% 03/09/2027	3.770%	220,000,000	219,973,812
SOFR + 0.105% 03/10/2027	3.770%	95,000,000	94,999,655
SOFR + 0.170% 09/24/2027	3.840%	80,000,000	80,030,601
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
SOFR + 0.180% 10/07/2027	3.850%	59,000,000	59,022,653
SOFR + 0.175% 10/21/2027	3.840%	30,000,000	30,011,692
Federal Home Loan Banks Discount Notes
06/04/2018	3.740%	25,000,000	24,683,858
02/02/2026	3.740%	851,200,000	850,938,539
02/03/2026	3.740%	85,300,000	85,265,031
02/04/2026	3.730%	10,000,000	9,994,889
02/05/2026	3.740%	40,000,000	39,975,449
02/06/2026	3.730%	210,000,000	209,849,825
02/09/2026	3.740%	83,500,000	83,414,582
02/10/2026	3.740%	50,000,000	49,943,697
02/17/2026	3.740%	30,000,000	29,944,724
02/24/2026	3.740%	45,000,000	44,884,940
02/27/2026	3.730%	153,230,000	152,792,619
03/02/2026	3.740%	45,000,000	44,857,665
03/03/2026	3.740%	80,000,000	79,738,436
03/06/2026	3.730%	132,370,000	131,898,219
03/09/2026	3.740%	40,000,000	39,844,761
03/12/2026	3.740%	50,000,000	49,790,992
03/16/2026	3.740%	40,000,000	39,816,444
03/18/2026	3.730%	8,000,000	7,961,764
03/19/2026	3.740%	45,000,000	44,779,818
03/20/2026	3.720%	193,180,000	192,218,836
03/25/2026	3.730%	20,000,000	19,890,169
03/27/2026	3.730%	20,000,000	19,886,081
04/13/2026	3.740%	45,000,000	44,665,861
04/21/2026	3.750%	18,800,000	18,644,999
04/22/2026	3.730%	8,000,000	7,933,551
05/06/2026	3.730%	40,000,000	39,610,981
06/12/2026	3.730%	36,000,000	35,516,862
06/25/2026	3.720%	5,000,000	4,926,609
Federal Home Loan Mortgage Corp.(b)
SOFR + 0.110% 03/05/2026	3.750%	127,000,000	127,012,233
Federal Home Loan Mortgage Corp.
12/14/2026	3.840%	47,000,000	46,962,532
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Discount Notes
03/12/2026	3.680%	7,500,000	7,499,737
Federal National Mortgage Association(b)
SOFR + 0.135% 08/21/2026	3.790%	71,000,000	71,054,412
Federal National Mortgage Association
02/23/2027	3.530%	100,000,000	99,970,807
Federal National Mortgage Association Discount Notes
02/09/2026	3.730%	28,000,000	27,971,453
03/02/2026	3.720%	35,000,000	34,889,628
Freddie Mac Discount Notes
02/09/2026	3.840%	42,658,000	42,613,123
Tennessee Valley Authority Discount Notes
02/18/2026	4.240%	35,000,000	34,925,878
Total U.S. Government & Agency Obligations (Cost $6,746,765,049)			6,745,106,598

U.S. Treasury Obligations 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury Index + 0.245% 01/31/2026	3.858%	100,000,000	100,000,000
3-month U.S. Treasury Index + 0.182% 07/31/2026	3.795%	75,000,000	75,041,231
Total U.S. Treasury Obligations (Cost $174,985,903)			175,041,231

Total Investments in Securities (Cost: $14,908,807,063)	14,906,942,647
Other Assets & Liabilities, Net	508,109,006
Net Assets	15,415,051,653
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $2,621,735,278, which represents 17.01% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Short-Term Cash Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Fair value measurements   (continued)
participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	579,863,836	—	579,863,836
Asset-Backed Securities - Non-Agency	—	286,497,983	—	286,497,983
Certificates of Deposit	—	660,010,347	—	660,010,347
Commercial Paper	—	5,164,559,020	—	5,164,559,020
Treasury Bills	—	1,295,863,632	—	1,295,863,632
U.S. Government & Agency Obligations	—	6,745,106,598	—	6,745,106,598
U.S. Treasury Obligations	—	175,041,231	—	175,041,231
Total Investments in Securities	—	14,906,942,647	—	14,906,942,647
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
7

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $14,908,807,063)	$14,906,942,647
Cash	534,763,518
Receivable for:
Dividends	57,159
Interest	17,927,581
Prepaid expenses	34,809
Total assets	15,459,725,714
Liabilities
Payable for:
Distributions to shareholders	43,621,514
Compensation of chief compliance officer	1,204
Compensation of board members	8,799
Other expenses	72,155
Deferred compensation of board members	970,389
Total liabilities	44,674,061
Net assets applicable to outstanding capital stock	$15,415,051,653
Represented by
Paid in capital	15,417,903,314
Total distributable earnings (loss)	(2,851,661)
Total - representing net assets applicable to outstanding capital stock	$15,415,051,653
Shares outstanding	15,419,061,747
Net asset value per share	0.9997
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Short-Term Cash Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$360,026
Interest	298,593,338
Total income	298,953,364
Expenses:
Custodian fees	41,910
Shareholder reports and communication	3,905
Accounting services fees	16,005
Legal fees	121,950
Fidelity and surety fees	31,771
Commitment fees for bank credit facility	41,206
Compensation of chief compliance officer	1,204
Compensation of board members	83,443
Deferred compensation of board members	119,479
Other	3,028
Total expenses	463,901
Net investment income	298,489,463
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	126,415
Net realized gain	126,415
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	187,328
Net change in unrealized appreciation (depreciation)	187,328
Net realized and unrealized gain	313,743
Net increase in net assets resulting from operations	$298,803,206
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$298,489,463	$714,513,674
Net realized gain	126,415	7,199
Net change in unrealized appreciation (depreciation)	187,328	(187,102)
Net increase in net assets resulting from operations	298,803,206	714,333,771
Distributions to shareholders
Net investment income and net realized gains	(298,425,199)	(714,619,628)
Total distributions to shareholders	(298,425,199)	(714,619,628)
Increase (decrease) in net assets from capital stock activity	967,483,952	(3,196,934,634)
Total increase (decrease) in net assets	967,861,959	(3,197,220,491)
Net assets at beginning of period	14,447,189,694	17,644,410,185
Net assets at end of period	$15,415,051,653	$14,447,189,694

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	47,023,775,004	47,009,488,387	90,972,941,378	90,951,121,146
Shares redeemed	(46,055,927,234)	(46,042,004,435)	(94,170,017,404)	(94,148,055,780)
Total net increase (decrease)	967,847,770	967,483,952	(3,197,076,026)	(3,196,934,634)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Short-Term Cash Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$0.9997	$0.9998	$0.9997	$0.9995	$0.9999	$1.0000
Income from investment operations:
Net investment income	0.0204	0.0466	0.0542	0.0415	0.0035	0.0009
Net realized and unrealized gain (loss)	0.0001	(0.0004)	0.0001	0.0001	(0.0001)	(0.0000)
Total from investment operations	0.0205	0.0462	0.0543	0.0416	0.0034	0.0009
Less distributions to shareholders from:
Net investment income	(0.0205)	(0.0463)	(0.0542)	(0.0414)	(0.0038)	(0.0010)
Total distributions to shareholders	(0.0205)	(0.0463)	(0.0542)	(0.0414)	(0.0038)	(0.0010)
Net asset value, end of period	$0.9997	$0.9997	$0.9998	$0.9997	$0.9995	$0.9999
Total return	2.07%	4.73%	5.56%	4.22%	0.38%	0.10%
Ratios to average net assets
Total gross expenses	0.01%	0.01%	0.01%	0.01%	0.00%	0.01%
Total net expenses	0.01%	0.01%	0.01%	0.01%	0.00%	0.01%
Net investment income	4.08%	4.66%	5.42%	4.13%	0.35%	0.09%
Supplemental data
Net assets, end of period (in thousands)	$15,415,052	$14,447,190	$17,644,410	$17,417,999	$17,023,018	$20,154,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund  | 2026
11

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
12
Columbia Short-Term Cash Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Short-Term Cash Fund  | 2026
13

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,908,807,000	703,000	(2,567,000)	(1,864,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
14
Columbia Short-Term Cash Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2026.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 7. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Columbia Short-Term Cash Fund  | 2026
15

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
16
Columbia Short-Term Cash Fund  | 2026

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Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
SAR224_07_T01_(03/26)

Columbia Strategic Municipal Income Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Municipal Income Fund | 2026

Portfolio of Investments
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.8%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.250%	1,000,000	1,000,000
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.250%	1,995,000	1,995,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.250%	6,640,000	6,640,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.250%	5,250,000	5,250,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.250%	6,000,000	6,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	6,010,000	6,010,000
06/15/2050	3.250%	2,000,000	2,000,000
Total			28,895,000
Total Floating Rate Notes (Cost $28,895,000)			28,895,000

Municipal Bonds 93.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 4.4%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	2,500,000	2,554,798
Black Belt Energy Gas District
Refunding Revenue Bonds
Gas Project
Series 2023D-1 (Mandatory Put 02/01/29)
06/01/2049	5.500%	3,200,000	3,393,785
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	4,170,000	4,481,807
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	7,000,000	7,279,620
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,680,679
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	6,500,000	7,012,188
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	8,000,000	8,640,009
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2049	5.250%	5,000,000	5,194,555
Energy Southeast A Cooperative District
Revenue Bonds
Series 2025A
11/01/2035	5.000%	1,460,000	1,569,298
Energy Southeast, A Cooperative District
Revenue Bonds
Series 2024B (Mandatory Put 06/01/32)
07/01/2054	5.250%	4,250,000	4,611,076
Homewood Educational Building Authority
Revenue Bonds
Recreation Center Project at Samford University
Series 2024A
10/01/2054	5.500%	1,500,000	1,510,777
Student Housing & Parking Project
Series 2024
10/01/2056	5.000%	1,685,000	1,572,650
Hoover Industrial Development Board(d)
Revenue Bonds
US Steel Corporation Project
Series 2019
10/01/2049	5.750%	4,500,000	4,542,168
Southeast Energy Authority
Revenue Bonds
Project #4
Series 2002B-1 (Mandatory Put 08/01/28)
05/01/2053	5.000%	8,695,000	9,054,269
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	5,000,000	5,428,533
Total			69,526,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
3

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2054	5.000%	1,250,000	1,257,048
City of Phoenix Civic Improvement Corp.(d)
Revenue Bonds
Series 2018
07/01/2048	4.000%	6,000,000	5,339,695
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,294,880
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,281,370
Series 2018
02/15/2048	5.000%	1,070,000	1,025,689
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2039	4.000%	2,415,000	2,302,254
07/01/2044	4.250%	1,700,000	1,520,233
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2059	5.000%	1,500,000	1,301,583
Total			20,322,752
California 4.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(d)
Revenue Bonds
Series 2024B (AGM)
07/01/2049	4.375%	2,750,000	2,637,244
07/01/2054	4.500%	2,205,000	2,107,841
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	7,000,000	7,361,766
Series 2025 (Mandatory Put 11/01/35)
01/01/2056	5.000%	1,500,000	1,638,163
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,455,000	3,758,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025A (Mandatory Put 05/01/35)
01/01/2056	5.000%	550,000	583,629
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	11,915,000	2,240,178
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,330,473
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	967,367
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	5,000,000	5,248,827
California Municipal Finance Authority
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,500,000	2,254,385
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2059	6.375%	2,000,000	1,909,485
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,862,180
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	500,209
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	1,350,000	1,375,502
05/15/2055	5.500%	1,480,000	1,567,568
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,358,382
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,000,000	923,790
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,144,275
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	4,250,000	4,324,906
07/01/2058	5.250%	10,000,000	10,311,764
Series 2025
07/01/2042	5.250%	1,180,000	1,316,193
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	11,685,000	12,383,023
San Francisco City & County Airport Commission - International Airport(d)
Refunding Revenue Bonds
Series 2022A-2
05/01/2052	4.000%	2,875,000	2,485,515
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	1,445,000	1,624,349
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			75,217,094
Colorado 1.9%
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	4,261,654
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,040,276
Subordinated Series 2018A
12/01/2043	4.000%	3,500,000	3,334,558
Colorado Bridge & Tunnel Enterprise
Revenue Bonds
Series 2025A (ACA)
12/01/2054	5.250%	2,500,000	2,624,583
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,665,338
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	2,595,000	2,217,994
Revenue Bonds
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	4,054,465
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	435,775
10/01/2049	3.250%	1,000,000	811,767
10/01/2054	3.400%	1,000,000	785,359
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,214,968
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,250,000	1,306,632
Total			29,753,369
Connecticut 0.3%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	5,000,000	5,098,393
Delaware 0.3%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,643,417
Delaware State Housing Authority
Revenue Bonds
Series 2024B (GNMA)
07/01/2044	4.600%	1,095,000	1,105,614
07/01/2049	4.650%	960,000	960,915
07/01/2054	4.750%	770,000	766,652
Total			5,476,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
5

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.8%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2023A
10/01/2053	5.250%	5,000,000	5,136,769
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2024A
10/01/2049	5.250%	4,375,000	4,538,214
Series 2025A
10/01/2050	5.000%	1,650,000	1,686,915
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	1,991,987
Total			13,353,885
Florida 2.7%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	4,625,000	3,948,842
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	411,600
12/01/2050	0.000%	1,000,000	120,000
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	73,140,000	6,130,829
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	2,300,000	2,343,334
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	461,958
09/01/2036	0.000%	700,000	475,348
09/01/2037	0.000%	700,000	453,490
County of Lee Airport(d)
Revenue Bonds
Series 2024
10/01/2049	5.250%	2,000,000	2,072,458
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,039,409
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,855,516
10/01/2037	0.000%	4,000,000	2,502,104
10/01/2038	0.000%	1,500,000	890,643
10/01/2039	0.000%	3,300,000	1,856,374
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,025,931
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	1,300,000	1,319,867
Hillsborough County Industrial Developme
Refunding Revenue Bonds
BayCare Health System
Series 2024
11/15/2051	4.125%	11,000,000	9,990,596
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,855,949
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	1,983,939
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	494,468
Total			43,232,655
Georgia 2.3%
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	5,000,000	5,186,153
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	907,411
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Energy, Inc.
Revenue Bonds
Energy Project
Series 2025D
12/01/2033	5.000%	5,000,000	5,396,254
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	4,200,000	4,458,832
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	4,500,000	4,783,385
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,835,821
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,752,028
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,580,279
12/01/2048	6.250%	1,960,000	1,929,449
Total			35,829,612
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,500,000	1,306,142
Idaho Housing & Finance Association
Revenue Bonds
Series 2024A (GNMA)
01/01/2049	4.600%	2,660,000	2,636,894
Total			3,943,036
Illinois 8.3%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,015,974
04/01/2048	5.750%	1,125,000	1,182,060
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,608,138
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,860,306
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,976,255
Seires 2023A
12/01/2049	6.000%	3,300,000	3,390,193
Series 2018
12/01/2046	5.000%	2,500,000	2,383,588
Series 2022A
12/01/2047	4.000%	4,000,000	3,265,507
Series 2023A
12/01/2047	5.875%	4,600,000	4,708,774
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	519,059
Series 2022B
12/01/2037	4.000%	8,000,000	7,712,863
Chicago O’Hare International Airport(d)
Revenue Bonds
Senior Lien
Series 2017G
01/01/2047	5.000%	1,000,000	1,000,331
Series 2022
01/01/2048	4.500%	3,000,000	2,856,330
01/01/2055	5.000%	7,985,000	7,906,130
Series 2024A
01/01/2053	5.500%	3,000,000	3,123,783
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	800,000	799,053
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	842,711
Illinois Finance Authority(c)
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	3,000,000	3,159,106
Illinois Housing Development Authority
Refunding Revenue Bonds
Social Bonds
Series 2023H
10/01/2043	4.650%	7,500,000	7,655,088
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	848,976
12/15/2036	0.000%	2,500,000	1,684,765
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
7

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,544,482
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	5,400,000	4,745,498
State of Illinois
Unlimited General Obligation Bonds
Series 2017A
12/01/2036	5.000%	5,000,000	5,140,397
Series 2018A
05/01/2033	5.000%	5,000,000	5,226,116
05/01/2039	5.000%	4,320,000	4,441,641
05/01/2040	5.000%	5,005,000	5,132,785
05/01/2041	5.000%	6,000,000	6,137,644
Series 2020
05/01/2039	5.500%	2,700,000	2,902,381
Series 2020C
10/01/2042	4.000%	3,935,000	3,754,697
Series 2021B
12/01/2038	4.000%	3,970,000	3,939,354
Series 2022A
03/01/2042	5.500%	12,700,000	13,757,907
03/01/2047	5.500%	3,300,000	3,463,849
Series 2023B
05/01/2047	5.500%	1,750,000	1,838,085
05/01/2048	4.500%	400,000	380,456
Series 2024B
05/01/2049	5.250%	875,000	903,912
Series 2024C
10/01/2048	4.000%	3,000,000	2,629,526
Total			130,437,720
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2044	4.875%	1,000,000	1,017,379
01/01/2054	5.000%	750,000	736,007
Indiana Housing & Community Development Authority
Revenue Bonds
Sustainable Bonds
Series 2024A-1 (GNMA)
07/01/2049	4.650%	4,150,000	4,155,132
Total			5,908,518
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.2%
Iowa Finance Authority
Prerefunded 12/01/32 Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	5,000,000	5,806,493
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	8,895,000	7,554,095
Revenue Bonds
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,000,234
Total			18,360,822
Kentucky 0.6%
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	8,500,000	9,186,385
Louisiana 1.0%
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	2,350,000	2,278,811
Louisiana Public Facilities Authority(d)
Revenue Bonds
I-10 Calcasieu River Bridge Project
Series 2024
09/01/2059	5.500%	6,000,000	6,079,686
I-10 Calcasieu River Bridge Public-Private Partnership Project
Series 2024
09/01/2066	5.000%	6,000,000	5,648,930
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,374,689
Total			15,382,116
Maryland 1.1%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,959,299
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,864,457
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	814,087
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,282,075
Total			17,919,918
Massachusetts 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,838,988
Revenue Bonds
Tufts University Student Housing Project
Series 2025
06/01/2050	5.500%	750,000	800,125
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	2,755,000	2,459,641
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,417,316
Total			11,516,070
Michigan 3.9%
Grand Rapids Economic Development Corp.
Revenue Bonds
Beacon Hill at Eastgate Project
Series 2025T
11/01/2030	4.750%	4,375,000	4,386,295
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,210,355
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,298,438
Series 2024A
12/01/2044	4.500%	1,225,000	1,232,574
12/01/2049	4.650%	1,100,000	1,101,581
12/01/2053	4.700%	1,610,000	1,589,712
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,183,067
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,013,214
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,906,104
10/01/2047	3.850%	4,155,000	3,664,599
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	10,500,000	10,546,661
State of Michigan
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.250%	10,000,000	10,622,686
State of Michigan Trunk Line
Revenue Bonds
Rebuilding Michigan Program
Series 2023
11/15/2049	5.500%	10,000,000	10,786,597
Total			61,541,883
Minnesota 0.8%
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	850,368
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,870,963
City of Woodbury
Revenue Bonds
Woodbury Leadership Academy Project
Series 2025
07/01/2065	6.000%	1,825,000	1,806,518
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,973,156
02/01/2034	0.000%	1,565,000	1,171,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
9

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	756,080
St. Cloud Housing & Redevelopment Authority(g)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,825,000	2,221,271
Total			12,649,470
Missouri 0.8%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,865,665
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,245,710
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan
Series 2024 (GNMA)
11/01/2049	4.600%	750,000	746,156
First Place Homeownership Loan Program
Series 2024
11/01/2054	4.700%	5,000	4,950
Series 2025
11/01/2055	5.000%	1,000,000	1,003,446
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,999,814
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,500,510
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2042	5.000%	2,000,000	2,000,203
Total			13,366,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	315,000	293,154
12/01/2047	3.600%	410,000	357,258
Total			650,412
Nebraska 1.3%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	6,000,000	6,445,336
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities
Series 2015
11/01/2036	4.125%	1,045,000	1,045,236
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	10,000,000	9,362,149
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,727,000
09/01/2042	3.050%	375,000	326,943
Total			19,906,664
Nevada 0.3%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	570,148
12/15/2045	5.125%	1,255,000	1,210,895
Series 2018A
12/15/2038	5.000%	415,000	415,047
12/15/2048	5.000%	2,000,000	1,860,216
Total			4,056,306
New Hampshire 1.0%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	2,955,000	2,958,225
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	2,800,000	2,800,649
Series 2025
12/15/2033	5.875%	2,800,000	2,800,793
Silverado Project
Series 2024
12/01/2028	5.000%	400,000	400,048
Tamarron Project
Series 2024
12/01/2035	5.250%	4,200,000	4,199,656
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	520,000	520,794
New Hampshire Business Finance Authority(c),(e)
Revenue Bonds
The Wildflower Project
Series 2025
12/15/2033	0.000%	3,000,000	1,812,167
Total			15,492,332
New Jersey 5.0%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,204,488
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	5,140,291
New Jersey Economic Development Authority
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	16,718,700
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	1,500,000	1,564,014
01/01/2045	6.625%	1,500,000	1,556,732
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2025-1B
12/01/2035	5.000%	3,500,000	3,809,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	60,000	60,018
12/01/2035	4.000%	55,000	55,007
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,526,080
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,930,133
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,894,906
Revenue Bonds
Series 2025M
04/01/2056	6.500%	2,250,000	2,545,602
New Jersey Transportation Trust Fund Authority
Prerefunded 12/15/32 Revenue Bonds
Transportation Program
Series 2022
06/15/2048	5.000%	3,750,000	4,373,544
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2041	5.250%	6,000,000	6,005,495
Series 2023BB
06/15/2046	5.000%	5,255,000	5,498,579
Series 2025AA
06/15/2050	5.000%	2,500,000	2,587,042
06/15/2050	5.250%	2,750,000	2,922,564
Unrefunded Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	2,270,000	2,316,978
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,022,983
01/01/2052	5.250%	6,250,000	6,560,953
Series 2025A
01/01/2044	5.000%	2,500,000	2,738,733
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,903,608
Total			78,936,440
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
11

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.1%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,685,106
New York 10.6%
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,000,285
Build Resource Corp.(d)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2050	5.500%	1,750,000	1,816,614
07/01/2055	5.500%	1,250,000	1,287,411
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,317,846
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,608,727
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,535,569
Subordinated Series 2024C-1
09/01/2052	4.000%	7,000,000	6,208,442
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,788,505
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,436,120
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,069,833
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,775,325
Series 2019
11/01/2049	3.250%	6,235,000	4,834,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2025
Series 2024AA
06/15/2051	5.000%	10,000,000	10,330,462
Second General Resolution
Series 2025BB
06/15/2055	5.250%	2,250,000	2,369,955
Subordinated Series 2021
06/15/2051	4.000%	3,940,000	3,578,753
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	500,000	532,944
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	2,100,000	1,939,841
Subordinated Series 2023A
05/01/2047	5.000%	10,000,000	10,345,256
Subordinated Series 2024C-S
05/01/2051	4.000%	3,600,000	3,250,025
Subordinated Series 2025H
11/01/2050	5.000%	1,500,000	1,543,838
11/01/2052	4.500%	3,500,000	3,424,383
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	345,000	315,438
New York State Dormitory Authority
Refunding Revenue Bonds
Cornell University
Series 2020A
07/01/2050	4.000%	6,270,000	5,731,539
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,113,308
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	4,000,000	3,696,188
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	4,650,000	4,592,613
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
JFK Airport Terminal 6 Redevelopment Project
Series 2024
12/31/2054	5.500%	6,250,000	6,344,185
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,364,250
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	5,350,000	5,316,025
Series 2024
06/30/2060	5.500%	12,475,000	12,629,018
Series 2025
06/30/2050	6.000%	1,500,000	1,598,952
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	3,750,000	3,981,278
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	4,360,000	4,123,955
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-223
07/15/2046	4.000%	5,000,000	4,496,802
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,529,799
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	7,950,000	8,106,146
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	9,000,000	8,191,662
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	5,096,572
09/15/2047	5.250%	1,475,000	1,382,832
09/15/2053	5.250%	2,795,000	2,555,216
Total			167,160,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 1.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,338,153
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,809,548
Revenue Bonds
Deerfield Episcopal Retirement Community Project
Series 2026
11/01/2031	4.000%	1,455,000	1,459,936
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,000,000	837,561
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,766,302
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,017,382
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,492,287
Triangle Expressway System
Series 2019
01/01/2043	0.000%	3,950,000	1,869,338
Total			16,590,507
North Dakota 0.6%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	711,713
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	393,340
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	917,263
Series 2019C
07/01/2039	3.200%	1,530,000	1,427,850
Series 2024C
07/01/2049	4.750%	5,750,000	5,773,872
Total			9,224,038
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
13

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	27,010,000	22,213,723
Columbus Regional Airport Authority(d)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2050	5.500%	12,000,000	12,639,903
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	2,825,000	2,427,397
12/01/2049	5.125%	1,270,000	966,514
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,452,827
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,855,000	4,787,507
Series 2024A (GNMA)
09/01/2049	4.550%	4,800,000	4,744,690
09/01/2054	4.650%	4,795,000	4,713,225
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	2,000,000	2,122,885
Total			56,068,671
Oklahoma 0.5%
Oklahoma Turnpike Authority
Revenue Bonds
Series 2025A
01/01/2054	5.500%	2,500,000	2,700,911
Series 2025A (ACA)
01/01/2055	4.250%	1,625,000	1,601,015
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,270,387
11/15/2045	5.250%	1,885,000	1,887,279
Total			7,459,592
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.9%
Oregon State Facilities Authority(c)
Refunding Revenue Bonds
Redmond Proficiency Academy Project
Series 2025
06/15/2055	5.625%	820,000	811,106
06/15/2065	6.000%	1,250,000	1,266,499
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	10,535,651
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,319,651
Total			14,932,907
Pennsylvania 4.3%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	545,000	545,395
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,164,753
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,460,416
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,265,270
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,289,326
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	948,750
Pennsylvania Economic Development Finance Authority
Refunding Revenue Bonds
Series 2017A (BAM)
11/15/2042	4.000%	10,000,000	9,671,405
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	731,250
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	5,125,000	5,136,967
06/30/2042	5.000%	10,000,000	10,010,470
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,050,546
06/30/2061	6.000%	3,000,000	3,172,507
Pennsylvania Higher Education Assistance Agency(d)
Revenue Bonds
Series 2025-1A
06/01/2034	5.000%	1,000,000	1,089,162
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,809,149
Revenue Bonds
Series 2019-131A
10/01/2039	3.000%	3,000,000	2,741,562
Series 2024-146A
04/01/2053	4.750%	10,000,000	9,931,146
Series 2025-149A
10/01/2055	6.500%	2,000,000	2,313,163
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,112
Total			68,336,349
Puerto Rico 5.3%
Commonwealth of Puerto Rico(h),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	5,046,134	3,355,679
Subordinated Series 2022
11/01/2043	0.000%	3,494,731	2,289,049
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	16,145,000	16,005,160
Series 2022A
07/01/2047	4.000%	780,000	690,701
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2022	0.000%	2,735,000	1,825,612
07/01/2032	0.000%	2,420,000	1,612,325
Series 2008WW
07/01/2033	0.000%	1,750,000	1,165,937
07/01/2038	0.000%	1,750,000	1,165,938
Series 2010CCC
07/01/2028	0.000%	6,000,000	3,997,500
Series 2012A
07/01/2042	0.000%	925,000	616,281
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	52,403,000	18,156,670
07/01/2051	0.000%	30,030,000	7,606,887
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	19,420,000	19,007,397
Series 2019A-1
07/01/2053	4.750%	6,000,000	5,787,171
Total			83,282,307
South Carolina 2.1%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	2,000,000	2,159,805
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	4,000,000	3,996,638
Novant Health Obligated Group
Series 2024
11/01/2049	5.500%	5,000,000	5,328,386
11/01/2054	5.500%	2,500,000	2,630,787
Rolling Green Village Project
Series 2025
12/01/2045	5.500%	375,000	379,448
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022
12/01/2050	4.000%	5,155,000	4,601,666
Series 2022A
12/01/2047	4.000%	13,000,000	11,816,912
Series 2025A
12/01/2055	5.000%	1,625,000	1,650,690
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
15

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	855,000	769,845
Total			33,334,177
South Dakota 1.0%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,703,503
South Dakota Housing Development Authority
Revenue Bonds
Series 2024A (GNMA)
11/01/2044	4.450%	2,500,000	2,507,649
05/01/2049	4.625%	3,410,000	3,394,892
Total			15,606,044
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health
Series 2018
07/01/2040	4.000%	1,800,000	1,795,136
Shelby County Health & Educational Facility Board(c)
Revenue Bonds
Madrone Memphis Student Housing I LLC-University of Memphis Project
Series 2024
06/01/2056	5.250%	4,000,000	3,849,080
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	6,000,000	4,002,840
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	424,199
07/01/2047	3.650%	895,000	802,056
Series 2018-1
07/01/2042	3.900%	435,000	428,074
Series 2024-1A
07/01/2044	4.500%	850,000	855,055
07/01/2049	4.700%	1,350,000	1,354,371
07/01/2054	4.800%	565,000	565,377
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,519,846
Total			18,596,034
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 9.9%
Angelina & Neches River Authority(c),(d),(f)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	4,250,000	85,000
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2064	5.000%	1,000,000	897,387
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,988,085
Arlington Higher Education Finance Corp.
Revenue Bonds
Riverwalk Education Foundation
Series 2025
08/15/2060	4.500%	2,750,000	2,612,185
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	1,972,566
Bastrop Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2053	5.000%	5,000,000	5,134,631
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,000,620
07/15/2036	4.000%	3,000,000	2,902,883
Series 2018
07/15/2037	5.000%	2,100,000	2,123,705
City of Houston
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	3,300,000	3,561,537
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2048	5.250%	10,000,000	10,323,331
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2049	4.000%	1,625,000	1,486,792
08/15/2054	4.000%	1,250,000	1,116,260
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Harris Toll Road
Revenue Bonds
Series 2024A
08/15/2049	4.000%	6,675,000	6,230,099
Crowley Independent School District
Unlimited General Obligation Bonds
Series 2023
02/01/2053	4.250%	2,700,000	2,575,723
Series 2024
02/01/2054	4.250%	5,000,000	4,742,710
Cypress-Fairbanks Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	5,550,000	5,230,160
Series 2024B
02/15/2049	4.000%	5,000,000	4,672,233
Dallas Fort Worth International Airport
Revenue Bonds
Series 2024
11/01/2049	4.000%	7,500,000	6,838,947
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2024A
08/15/2049	4.000%	2,735,000	2,554,663
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	8,300,000	7,621,675
Unlimited General Obligation Refunding Bonds
Series 2025
02/15/2052	4.000%	2,750,000	2,529,197
Hurst-Euless-Bedford Independent School District
Unlimited General Obligation Bonds
Series 2024
08/15/2050	4.000%	6,000,000	5,562,727
Hutto Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2053	5.000%	2,500,000	2,576,739
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,556,206
Midland Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.000%	6,000,000	5,437,415
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,608,025
New Braunfels Independent School District
Unlimited General Obligation Bonds
Series 2024
02/01/2052	4.000%	2,750,000	2,525,640
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,612,578
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	489,563
11/15/2046	5.500%	750,000	658,769
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	737,269
07/01/2047	0.000%	1,000,000	721,574
07/01/2052	0.000%	1,500,000	1,066,427
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	798,656	798,656
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	1,170,000
07/01/2051	0.000%	5,235,000	3,926,250
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,926,600
New Hope Cultural Education Facilities Finance Corp.(f),(j)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	4,500,000	4,500,000
Northside Independent School District
Unlimited General Obligation Bonds
Series 2024A
08/15/2049	4.000%	2,500,000	2,331,701
08/15/2054	4.125%	3,500,000	3,245,968
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	385,392
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
17

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Independent School District
Unlimited General Obligation Bonds
Series 2024
02/15/2054	4.250%	3,000,000	2,827,196
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,419,907
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
NTE Mobility Partners LLC North Tarrant Express Project
Series 2023
12/31/2058	5.500%	6,600,000	6,806,771
Segment 3C Project
Series 2019
06/30/2058	5.000%	10,000,000	9,757,229
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	614,850
08/01/2039	0.000%	600,000	327,018
Texas Water Development Board
Revenue Bonds
Series 2023A
10/15/2058	5.000%	2,500,000	2,567,910
Total			155,358,769
Utah 0.6%
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	2,750,000	2,842,650
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	1,000,000	1,007,885
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,760,000	2,511,804
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,840,000	2,331,698
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	750,000	763,339
Total			9,457,376
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 0.7%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2051	5.000%	7,470,000	7,471,218
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	2,125,000	2,024,156
12/31/2056	5.000%	2,000,000	1,887,561
Total			11,382,935
Washington 0.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,869,684
Washington State Housing Finance Commission
Refunding Revenue Bonds
Emerald Heights Project
Series 2023A
07/01/2048	5.000%	500,000	498,087
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	1,175,000	1,244,899
07/01/2059	6.250%	1,165,000	1,240,182
07/01/2063	6.375%	565,000	603,916
Revenue Bonds
Blakeley and Laurel Villages Portfolio
Series 2025 (BAM)
07/01/2045	5.000%	2,500,000	2,513,803
Total			9,970,571
West Virginia 0.2%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,600,000	1,636,229
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	1,000,000	1,091,377
Total			2,727,606
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 4.3%
Public Finance Authority(c),(f),(j)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	1,915,956	1,915,712
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,283,032
09/01/2054	5.000%	1,000,000	946,031
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,033,237
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,325,912
Series 2023A
07/01/2062	5.750%	9,450,210	9,863,565
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	5,000,000	4,849,433
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	412,933
05/15/2047	5.250%	220,000	219,371
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	3,880,000	2,967,189
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	2,637,216	2,645,795
Candela Project
Series 2023
12/15/2029	6.125%	400,000	405,534
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,481,445	1,485,897
Public Finance Authority(c),(e)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	1,795,000	743,099
Heritage Bend Project
Series 2025
12/15/2042	0.000%	5,500,000	1,705,166
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c),(h)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	5,000,000	4,081,250
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,545,533
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	5,000,000	1,152,554
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	4,357,023
Revenue Bonds
Chiara Housing and Services, Inc. Project
Series 2025
07/01/2060	6.625%	2,000,000	2,086,084
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,714,254
Series 2018B
07/01/2033	4.250%	1,250,000	1,227,722
Marshfield Clinic Health System
Series 2024 (BAM)
02/15/2054	5.500%	3,245,000	3,393,457
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	3,057,101
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	932,617
03/01/2039	3.000%	195,000	180,329
Wisconsin Housing & Economic Development Authority Home Ownership
Revenue Bonds
Series 2025A
09/01/2055	6.250%	1,765,000	1,978,752
Total			67,508,582
Total Municipal Bonds (Cost $1,506,471,775)			1,465,747,388

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
19

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Municipal Short Term 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.1%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025
01/01/2065	16.000%	1,535,000	1,151,250
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.470%	2,100,000	2,184,778
Total Municipal Short Term (Cost $3,558,250)			3,336,028

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(k),(l),(m)	15,540	156
Total Warrants (Cost $2)		156

Money Market Funds 4.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(n)	66,786,221	66,786,221
Total Money Market Funds (Cost $66,786,221)		66,786,221
Total Investments in Securities (Cost $1,605,711,248)		1,564,764,793
Other Assets & Liabilities, Net		12,324,627
Net Assets		$1,577,089,420
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $134,333,110, which represents 8.52% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(h)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $83,282,307, which represents 5.28% of total net assets.

(j)	Partial payment received at last interest date.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $156, which represents less than 0.01% of total net assets.

(l)	Non-income producing investment.
(m)	Valuation based on significant unobservable inputs.
(n)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Municipal Income Fund  | 2026

Portfolio of Investments (continued)
January 31, 2026 (Unaudited)
Abbreviation Legend (continued)
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	28,895,000	—	28,895,000
Municipal Bonds	—	1,465,747,388	—	1,465,747,388
Municipal Short Term	—	3,336,028	—	3,336,028
Warrants
Financials	—	—	156	156
Total Warrants	—	—	156	156
Money Market Funds	66,786,221	—	—	66,786,221
Total Investments in Securities	66,786,221	1,497,978,416	156	1,564,764,793
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
21

Statement of Assets and Liabilities
January 31, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,605,711,248)	$1,564,764,793
Receivable for:
Capital shares sold	6,062,577
Dividends	39,174
Interest	14,838,881
Expense reimbursement due from Investment Manager	2,847
Prepaid expenses	6,840
Other assets	9,018
Total assets	1,585,724,130
Liabilities
Due to custodian	103,257
Payable for:
Capital shares redeemed	2,740,905
Distributions to shareholders	5,469,848
Management services fees	20,057
Distribution and/or service fees	4,475
Transfer agent fees	86,048
Compensation of chief compliance officer	134
Compensation of board members	1,650
Other expenses	675
Deferred compensation of board members	207,661
Total liabilities	8,634,710
Net assets applicable to outstanding capital stock	$1,577,089,420
Represented by
Paid in capital	1,866,406,722
Total distributable earnings (loss)	(289,317,302)
Total - representing net assets applicable to outstanding capital stock	$1,577,089,420
Class A
Net assets	$548,331,419
Shares outstanding	37,583,917
Net asset value per share	$14.59
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.04
Class C
Net assets	$26,522,012
Shares outstanding	1,816,690
Net asset value per share	$14.60
Institutional Class
Net assets	$867,624,610
Shares outstanding	59,586,048
Net asset value per share	$14.56
Institutional 2 Class
Net assets	$54,983,307
Shares outstanding	3,775,793
Net asset value per share	$14.56
Institutional 3 Class
Net assets	$74,494,980
Shares outstanding	5,108,141
Net asset value per share	$14.58
Class S
Net assets	$5,133,092
Shares outstanding	352,500
Net asset value per share	$14.56
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Municipal Income Fund  | 2026

Statement of Operations
Six Months Ended January 31, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$199,728
Interest	36,736,582
Total income	36,936,310
Expenses:
Management services fees	3,749,793
Distribution and/or service fees
Class A	706,553
Class C	147,841
Transfer agent fees
Class A	180,438
Class C	9,444
Institutional Class	276,889
Institutional 2 Class	14,333
Institutional 3 Class	2,525
Class S	1,922
Custodian fees	9,206
Printing and postage fees	29,519
Registration fees	76,495
Accounting services fees	16,256
Legal fees	67,084
Compensation of chief compliance officer	134
Compensation of board members	14,155
Deferred compensation of board members	25,593
Other	19,322
Total expenses	5,347,502
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(510,177)
Total net expenses	4,837,325
Net investment income	32,098,985
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,011,932)
Net realized loss	(20,011,932)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	101,376,745
Net change in unrealized appreciation (depreciation)	101,376,745
Net realized and unrealized gain	81,364,813
Net increase in net assets resulting from operations	$113,463,798
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
23

Statement of Changes in Net Assets

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
Operations
Net investment income	$32,098,985	$69,468,176
Net realized loss	(20,011,932)	(46,741,994)
Net change in unrealized appreciation (depreciation)	101,376,745	(74,025,267)
Net increase (decrease) in net assets resulting from operations	113,463,798	(51,299,085)
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,764,948)	(22,931,671)
Advisor Class	—	(486,562)
Class C	(450,892)	(1,130,004)
Institutional Class	(17,613,814)	(38,036,001)
Institutional 2 Class	(1,072,229)	(1,915,028)
Institutional 3 Class	(1,879,050)	(5,279,648)
Class S	(121,693)	(266,135)
Total distributions to shareholders	(31,902,626)	(70,045,049)
Decrease in net assets from capital stock activity	(135,153,194)	(51,344,380)
Total decrease in net assets	(53,592,022)	(172,688,514)
Net assets at beginning of period	1,630,681,442	1,803,369,956
Net assets at end of period	$1,577,089,420	$1,630,681,442
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Municipal Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2026 (Unaudited)		July 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,833,777	40,781,229	7,372,943	107,316,738
Distributions reinvested	721,363	10,428,662	1,524,024	22,204,804
Shares redeemed	(6,158,415)	(88,795,953)	(11,738,025)	(170,550,130)
Net decrease	(2,603,275)	(37,586,062)	(2,841,058)	(41,028,588)
Advisor Class
Shares sold	—	—	165,260	2,463,664
Distributions reinvested	—	—	26,250	391,752
Shares redeemed	—	—	(2,879,011)	(42,883,276)
Net decrease	—	—	(2,687,501)	(40,027,860)
Class C
Shares sold	103,610	1,504,269	457,176	6,652,188
Distributions reinvested	29,972	433,410	73,875	1,077,665
Shares redeemed	(523,249)	(7,572,565)	(1,160,120)	(16,824,796)
Net decrease	(389,667)	(5,634,886)	(629,069)	(9,094,943)
Institutional Class
Shares sold	9,686,748	139,573,161	27,894,756	406,177,552
Distributions reinvested	1,118,064	16,127,474	2,411,527	35,037,101
Shares redeemed	(14,078,201)	(202,328,774)	(28,357,455)	(407,553,667)
Net increase (decrease)	(3,273,389)	(46,628,139)	1,948,828	33,660,986
Institutional 2 Class
Shares sold	840,447	11,893,982	1,255,075	18,282,431
Distributions reinvested	74,246	1,072,184	131,670	1,914,363
Shares redeemed	(297,454)	(4,269,465)	(1,326,104)	(19,197,270)
Net increase	617,239	8,696,701	60,641	999,524
Institutional 3 Class
Shares sold	754,299	10,840,495	2,565,157	37,289,218
Distributions reinvested	85,551	1,235,938	187,825	2,735,380
Shares redeemed	(4,416,714)	(63,913,202)	(3,006,294)	(43,509,555)
Net decrease	(3,576,864)	(51,836,769)	(253,312)	(3,484,957)
Class S
Shares sold	—	—	656,311	9,880,075
Distributions reinvested	8,446	121,692	18,388	266,070
Shares redeemed	(157,556)	(2,285,731)	(173,089)	(2,514,687)
Net increase (decrease)	(149,110)	(2,164,039)	501,610	7,631,458
Total net decrease	(9,375,066)	(135,153,194)	(3,899,861)	(51,344,380)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2026 (Unaudited)	$13.88	0.28	0.71	0.99	(0.28)	—	(0.28)
Year Ended 7/31/2025	$14.86	0.54	(0.97)	(0.43)	(0.55)	—	(0.55)
Year Ended 7/31/2024	$14.41	0.53	0.47	1.00	(0.55)	—	(0.55)
Year Ended 7/31/2023	$15.07	0.47	(0.65)	(0.18)	(0.48)	—	(0.48)
Year Ended 7/31/2022	$17.28	0.36	(2.14)	(1.78)	(0.37)	(0.06)	(0.43)
Year Ended 7/31/2021(g)	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Class C
Six Months Ended 1/31/2026 (Unaudited)	$13.89	0.22	0.71	0.93	(0.22)	—	(0.22)
Year Ended 7/31/2025	$14.87	0.43	(0.97)	(0.54)	(0.44)	—	(0.44)
Year Ended 7/31/2024	$14.42	0.42	0.47	0.89	(0.44)	—	(0.44)
Year Ended 7/31/2023	$15.08	0.36	(0.65)	(0.29)	(0.37)	—	(0.37)
Year Ended 7/31/2022	$17.29	0.24	(2.14)	(1.90)	(0.25)	(0.06)	(0.31)
Year Ended 7/31/2021(g)	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$13.85	0.29	0.71	1.00	(0.29)	—	(0.29)
Year Ended 7/31/2025	$14.83	0.58	(0.98)	(0.40)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.56	0.47	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.65)	(0.15)	(0.51)	—	(0.51)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$13.86	0.30	0.69	0.99	(0.29)	—	(0.29)
Year Ended 7/31/2025	$14.83	0.58	(0.97)	(0.39)	(0.58)	—	(0.58)
Year Ended 7/31/2024	$14.38	0.57	0.46	1.03	(0.58)	—	(0.58)
Year Ended 7/31/2023	$15.04	0.50	(0.64)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.25	0.40	(2.14)	(1.74)	(0.41)	(0.06)	(0.47)
Year Ended 7/31/2021(g)	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2026 (Unaudited)	$14.59	7.14%	0.81%	0.75%	3.83%	8%	$548,331
Year Ended 7/31/2025	$13.88	(3.03% )	0.81% (c)	0.75% (c)	3.70%	27%	$557,882
Year Ended 7/31/2024	$14.86	7.13%	0.82% (c)	0.76% (c)	3.67%	33%	$639,344
Year Ended 7/31/2023	$14.41	(1.11% )	0.80% (c)	0.77% (c)	3.24%	19%	$660,007
Year Ended 7/31/2022	$15.07	(10.43% )	0.78% (c),(d)	0.78% (c),(d),(e),(f)	2.24%	29%	$760,677
Year Ended 7/31/2021 (g)	$17.28	5.91%	0.78% (h)	0.78% (f),(h)	2.21%	14%	$916,301
Class C
Six Months Ended 1/31/2026 (Unaudited)	$14.60	6.73%	1.56%	1.50%	3.08%	8%	$26,522
Year Ended 7/31/2025	$13.89	(3.76% )	1.56% (c)	1.50% (c)	2.94%	27%	$30,648
Year Ended 7/31/2024	$14.87	6.32%	1.57% (c)	1.51% (c)	2.91%	33%	$42,157
Year Ended 7/31/2023	$14.42	(1.85% )	1.55% (c)	1.53% (c)	2.48%	19%	$52,403
Year Ended 7/31/2022	$15.08	(11.09% )	1.53% (c),(d)	1.53% (c),(d),(e),(f)	1.48%	29%	$69,643
Year Ended 7/31/2021 (g)	$17.29	4.93%	1.53% (h)	1.53% (f),(h)	1.46%	14%	$90,170
Institutional Class
Six Months Ended 1/31/2026 (Unaudited)	$14.56	7.28%	0.56%	0.50%	4.09%	8%	$867,625
Year Ended 7/31/2025	$13.85	(2.80% )	0.56% (c)	0.50% (c)	3.96%	27%	$870,914
Year Ended 7/31/2024	$14.83	7.40%	0.57% (c)	0.51% (c)	3.93%	33%	$903,278
Year Ended 7/31/2023	$14.38	(0.87% )	0.55% (c)	0.53% (c)	3.47%	19%	$840,109
Year Ended 7/31/2022	$15.04	(10.22% )	0.53% (c),(d)	0.53% (c),(d),(e),(f)	2.45%	29%	$1,068,842
Year Ended 7/31/2021 (g)	$17.25	6.00%	0.53% (h)	0.53% (f),(h)	2.46%	14%	$1,559,431
Institutional 2 Class
Six Months Ended 1/31/2026 (Unaudited)	$14.56	7.21%	0.55%	0.49%	4.10%	8%	$54,983
Year Ended 7/31/2025	$13.86	(2.73% )	0.55% (c)	0.50% (c)	3.96%	27%	$43,765
Year Ended 7/31/2024	$14.83	7.41%	0.56% (c)	0.50% (c)	3.95%	33%	$45,945
Year Ended 7/31/2023	$14.38	(0.86% )	0.55% (c)	0.52% (c)	3.47%	19%	$27,632
Year Ended 7/31/2022	$15.04	(10.22% )	0.52% (c),(d)	0.52% (c),(d),(f)	2.44%	29%	$40,187
Year Ended 7/31/2021 (g)	$17.25	6.01%	0.53% (h)	0.52% (f),(h)	2.47%	14%	$62,604
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
27

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$13.88	0.30	0.70	1.00	(0.30)	—	(0.30)
Year Ended 7/31/2025	$14.85	0.58	(0.96)	(0.38)	(0.59)	—	(0.59)
Year Ended 7/31/2024	$14.40	0.57	0.47	1.04	(0.59)	—	(0.59)
Year Ended 7/31/2023	$15.06	0.51	(0.65)	(0.14)	(0.52)	—	(0.52)
Year Ended 7/31/2022	$17.28	0.41	(2.15)	(1.74)	(0.42)	(0.06)	(0.48)
Year Ended 7/31/2021(g)	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Class S
Six Months Ended 1/31/2026 (Unaudited)	$13.86	0.29	0.70	0.99	(0.29)	—	(0.29)
Year Ended 7/31/2025(i)	$15.14	0.48	(1.28)	(0.80)	(0.48)	—	(0.48)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(h)
Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Municipal Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2026 (Unaudited)	$14.58	7.23%	0.50%	0.44%	4.13%	8%	$74,495
Year Ended 7/31/2025	$13.88	(2.68% )	0.50% (c)	0.45% (c)	4.01%	27%	$120,522
Year Ended 7/31/2024	$14.85	7.45%	0.51% (c)	0.45% (c)	3.97%	33%	$132,767
Year Ended 7/31/2023	$14.40	(0.81% )	0.50% (c)	0.47% (c)	3.53%	19%	$139,010
Year Ended 7/31/2022	$15.06	(10.21% )	0.48% (c),(d)	0.47% (c),(d),(f)	2.55%	29%	$165,440
Year Ended 7/31/2021 (g)	$17.28	6.24%	0.48% (h)	0.47% (f),(h)	2.51%	14%	$181,928
Class S
Six Months Ended 1/31/2026 (Unaudited)	$14.56	7.21%	0.56%	0.50%	4.07%	8%	$5,133
Year Ended 7/31/2025 (i)	$13.86	(5.37% )	0.57% (c)	0.50% (c)	4.04%	27%	$6,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund  | 2026
29

Notes to Financial Statements
January 31, 2026 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
30
Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Strategic Municipal Income Fund  | 2026
31

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2026 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
32
Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class S	0.06
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Strategic Municipal Income Fund  | 2026
33

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $362,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	51,214
Class C	—	1.00 (b)	65

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2025 through November 30, 2026 (%)	Prior to December 1, 2025 (%)
Class A	0.75	0.75
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.48	0.50
Institutional 3 Class	0.44	0.45
Class S	0.50	0.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
34
Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
At January 31, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,605,711,000	22,761,000	(63,707,000)	(40,946,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(98,491,535)	(126,380,321)	(224,871,856)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $119,785,738 and $312,783,704, respectively, for the six months ended January 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Strategic Municipal Income Fund  | 2026
35

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At January 31, 2026, affiliated shareholders of record owned 47.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
36
Columbia Strategic Municipal Income Fund  | 2026

Notes to Financial Statements (continued)
January 31, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic Municipal Income Fund  | 2026
37

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_T01_(03/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	March 25, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	March 25, 2026